Annual Report
                           --------------------------

                           TIAA SEPARATE ACCOUNT VA-1
                               STOCK INDEX ACCOUNT


                          Audited Financial Statements
                                   including
                            Statement of Investments

                                 -------------
                               December 31, 2001

                           TIAA SEPARATE ACCOUNT VA-1
                               STOCK INDEX ACCOUNT


                                      INDEX
                                DECEMBER 31, 2001

--------------------------------------------------------------------------------

                                                                            Page
                                                                            ----

Statement of Investments..............................................         2

Report of Management Responsibility...................................        25

Report of the Audit Committee.........................................        26

Statement of Assets and Liabilities...................................        27

Statement of Operations...............................................        28

Statements of Changes in Net Assets...................................        29

Notes to Financial Statements.........................................        30

Report of Independent Auditors........................................        32

Contractowner Voting Results..........................................        33

Management Committee Members and Officers.............................        34

         Statement of Investments    --    STOCK INDEX ACCOUNT    --    December 31, 2001
----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                VALUE (000)
---------                                                                                -----------
CORPORATE BONDS--0.00%
CONSUMER CYCLICAL--0.00%
     $  1,950         UGLY DUCKLING CORP (SUB DEB)
                        12.000%, 10/23/03............................................      $       2
                                                                                           ---------
                      TOTAL CONSUMER CYCLICAL........................................              2
                                                                                           ---------
FINANCIAL SERVICES--0.00%
       10,000         NHI HEALTH DEBENTURES
                        8.500%, 01/01/06.............................................             10
                                                                                           ---------
                      TOTAL FINANCIAL SERVICES.......................................             10
                                                                                           ---------
                      TOTAL CORPORATE BONDS
                        (Cost $12)...................................................             12
                                                                                           ---------
SHARES
------
PREFERRED STOCK--0.01%
BASIC INDUSTRIES--0.01%
        2,280       * SEALED AIR CORP (NEW)..........................................             95
                                                                                           ---------
                      TOTAL BASIC INDUSTRIES.........................................             95
                                                                                           ---------
CONSUMER CYCLICAL--0.00%
        2,800       * O'SULLIVAN INDUSTRIES HOLDINGS, INC............................              1
          266       * PRICE LEGACY CORP..............................................              4
                                                                                           ---------
                      TOTAL CONSUMER CYCLICAL........................................              5
                                                                                           ---------
FINANCIAL SERVICES--0.00%
            2       * CORRECTIONS CORP OF AMERICA....................................              0
                                                                                           ---------
                      TOTAL FINANCIAL SERVICES.......................................              0
                                                                                           ---------
TECHNOLOGY--0.00%
          503       * SUPERIOR TRUST I SERIES A......................................              2
                                                                                           ---------
                      TOTAL TECHNOLOGY...............................................              2
                                                                                           ---------
                      TOTAL PREFERRED STOCK
                        (Cost $131)..................................................            102
                                                                                           ---------
COMMON STOCK--99.56%
AEROSPACE AND DEFENSE--1.03%
        1,761         AAR CORP.......................................................             16
        1,575       * ALLIANT TECHSYSTEMS, INC.......................................            122
        1,200       * ARMOR HOLDINGS, INC............................................             32
        1,354       * AVIALL, INC....................................................             10
       58,496         BOEING CO......................................................          2,271
          875       * DRS TECHNOLOGIES, INC..........................................             31
       15,556       * ECHOSTAR COMMUNICATIONS CORP (CLASS A).........................            427
          482         ENGINEERED SUPPORT SYSTEMS, INC................................             16
       14,608         GENERAL DYNAMICS CORP..........................................          1,163
       63,577       * GENERAL MOTORS CORP (CLASS H)..................................            982
          600         HEICO CORP.....................................................              9
           60         HEICO CORP (CLASS A)...........................................              1
        1,700       * HEXCEL CORP....................................................              5
          600       * INNOVATIVE SOLUTIONS & SUPPORT, INC............................              5
        1,500         KAMAN CORP (CLASS A)...........................................             23
        1,200       * LADISH CO, INC.................................................             13
       26,249         LOCKHEED MARTIN CORP...........................................          1,225
          900       * MOOG, INC (CLASS A)............................................             20
        7,012         NORTHROP GRUMMAN CORP..........................................            707
        2,900       * ORBITAL SCIENCES CORP..........................................             12
        2,069       * PANAMSAT CORP..................................................             45
        3,152       * PEGASUS COMMUNICATIONS CORP....................................             33
        8,463         PERKINELMER, INC...............................................            296
        3,900         PRECISION CASTPARTS CORP.......................................            110
       27,369         RAYTHEON CO....................................................            889
        3,250       * REMEC, INC.....................................................             32
          306       * SEQUA CORP (CLASS A)...........................................             15
        2,286       * TELEDYNE TECHNOLOGIES, INC.....................................             37
        1,200       * TRIUMPH GROUP, INC.............................................             39
          988       * VIASAT, INC....................................................             15
                                                                                           ---------
                      TOTAL AEROSPACE AND DEFENSE....................................          8,601
                                                                                           ---------


    SHARES                                                                               VALUE (000)
   --------                                                                              -----------
BASIC INDUSTRIES--3.66%
       16,272         AIR PRODUCTS & CHEMICALS, INC..................................      $     763
        3,800       * AIRGAS, INC....................................................             57
        6,929       * AK STEEL HOLDING CORP..........................................             79
        1,160         ALBANY INTERNATIONAL CORP (CLASS A)............................             25
        1,800         ALBEMARLE CORP.................................................             43
       61,636         ALCOA, INC.....................................................          2,191
          200         ALICO, INC.....................................................              6
        5,404         ALLEGHENY TECHNOLOGIES, INC....................................             91
        1,482         AMCOL INTERNATIONAL CORP.......................................             11
          300       * AMERICAN REALTY INVESTORS, INC.................................              3
        4,350       * AMERICAN STANDARD COS, INC.....................................            297
          395         AMERICAN WOODMARK CORP.........................................             21
          266         AMERON INTERNATIONAL CORP......................................             18
        2,397         APTARGROUP, INC................................................             84
        1,500         ARCH CHEMICALS, INC............................................             35
        2,556         ARCH COAL, INC.................................................             58
        3,000       * ARMSTRONG HOLDINGS, INC........................................             10
        7,000         AVERY DENNISON CORP............................................            396
        2,065         BALL CORP......................................................            146
       10,028         BARRICK GOLD CORP (U.S.).......................................            160
        3,600         BEMIS CO.......................................................            177
        9,400      b* BETHLEHEM STEEL CORP...........................................              4
        5,783         BLACK & DECKER CORP............................................            218
        3,576         BOISE CASCADE CORP.............................................            122
        3,703         BOWATER, INC...................................................            177
        1,200       * BRUSH ENGINEERED MATERIALS, INC................................             17
        1,676       * BUCKEYE TECHNOLOGIES, INC......................................             19
          942       * BUILDING MATERIALS HOLDING CORP................................             10
        4,308         CABOT CORP.....................................................            154
        1,835       * CABOT MICROELECTRONICS CORP....................................            145
        2,400         CALGON CARBON CORP.............................................             20
        1,618         CAMBREX CORP...................................................             71
        1,600         CARAUSTAR INDUSTRIES, INC......................................             11
        2,200         CARLISLE COS, INC..............................................             81
        1,500         CARPENTER TECHNOLOGY CORP......................................             40
          600         CENTEX CONSTRUCTION PRODUCTS, INC..............................             19
        4,415         CENTEX CORP....................................................            252
          900         CENTURY ALUMINUM CO............................................             12
        3,600       * CHAMPION ENTERPRISES, INC......................................             44
          700         CHEMED CORP....................................................             24
          793         CHEMFIRST, INC.................................................             19
        1,100         CHESAPEAKE CORP................................................             31
        1,688         CLARCOR, INC...................................................             46
        7,094         CLAYTON HOMES, INC.............................................            121
          800         CLEVELAND-CLIFFS, INC..........................................             15
        7,100       * COLLINS & AIKMAN CORP..........................................             55
          868         COMMERCIAL METALS CO...........................................             30
        1,518         CONSOL ENERGY, INC.............................................             38
        2,006       * CORVAS INTERNATIONAL, INC......................................             13
        8,295         CROMPTON CORP..................................................             75
          400         CROSSMANN COMMUNITIES, INC.....................................             13
        9,400       * CROWN CORK & SEAL CO, INC......................................             24
        2,900       * CYTEC INDUSTRIES, INC..........................................             78
        4,191         D.R. HORTON, INC...............................................            136
        4,100       * DAL-TILE INTERNATIONAL, INC....................................             95
          742         DELTIC TIMBER CORP.............................................             20
        1,480       * DIONEX CORP....................................................             38
       65,427         DOW CHEMICAL CO................................................          2,210
       75,498         DU PONT (E.I.) DE NEMOURS & CO.................................          3,212
        3,300       * EARTHSHELL CORP................................................              7
        5,589         EASTMAN CHEMICAL CO............................................            218
        9,246         ECOLAB, INC....................................................            372
        1,450         ELCOR CORP.....................................................             40
          564       * EMCOR GROUP, INC...............................................             26
        4,696       * ENCOMPASS SERVICES CORP........................................             14
          960       * ENCORE WIRE CORP...............................................             12
          934       * ENERGY CONVERSION DEVICES, INC.................................             18


 2   2001 ANNUAL REPORT TIAA Separate Account VA-1          See Notes To Financial Statements

         Statement of Investments    --    STOCK INDEX ACCOUNT    --    December 31, 2001
----------------------------------------------------------------------------------------------------
    SHARES                                                                               VALUE (000)
   --------                                                                              -----------
BASIC INDUSTRIES--(Continued)
        9,400         ENGELHARD CORP.................................................      $     260
        2,080         FERRO CORP.....................................................             54
        2,400       * FLEETWOOD ENTERPRISES, INC.....................................             27
        1,374         FLORIDA ROCK INDUSTRIES, INC...................................             50
        5,800         FLUOR CORP (NEW)...............................................            217
        1,686       * FMC CORP.......................................................            100
        1,100       * FOAMEX INTERNATIONAL, INC......................................              9
        5,917       * FREEPORT-MCMORAN COPPER & GOLD, INC (CLASS A)..................             79
        1,901         GEORGIA GULF CORP..............................................             35
       16,660         GEORGIA-PACIFIC CORP (GEORGIA-PACIFIC GROUP)...................            460
          438         GIBRALTAR STEEL CORP...........................................              8
          989         GLATFELTER.....................................................             15
        6,992         GOODRICH CORP..................................................            186
        2,025         GRANITE CONSTRUCTION, INC......................................             49
        2,857         GREAT LAKES CHEMICAL CORP......................................             69
        1,000         GREIF BROTHERS CORP (CLASS A)..................................             33
        2,136         H.B. FULLER CO.................................................             61
        7,800       * HERCULES, INC..................................................             78
          977       * HOVNANIAN ENTERPRISES, INC (CLASS A)...........................             21
        7,800         IMC GLOBAL, INC................................................            101
        1,600       * INSITUFORM TECHNOLOGIES, INC (CLASS A).........................             41
        2,100       * INTEGRATED ELECTRICAL SERVICES, INC............................             11
       34,806         INTERNATIONAL PAPER CO.........................................          1,404
        1,100       * INTERNATIONAL SPECIALTY PRODUCTS, INC..........................             10
          800         INTERPOOL, INC.................................................             15
        1,242       * IVEX PACKAGING CORP............................................             24
        1,611       * JACOBS ENGINEERING GROUP, INC..................................            106
        2,200       * KAISER ALUMINUM CORP...........................................              4
        2,892         KB HOME........................................................            116
       38,211         KIMBERLY-CLARK CORP............................................          2,285
        2,258         LAFARGE NORTH AMERICA, INC.....................................             85
        3,800         LENNAR CORP....................................................            178
        2,900         LENNOX INTERNATIONAL, INC......................................             28
          200         LIQUI-BOX CORP.................................................              8
        1,800       * LONE STAR TECHNOLOGIES, INC....................................             32
        3,600         LONGVIEW FIBRE CO..............................................             43
        7,500       * LOUISIANA-PACIFIC CORP.........................................             63
        1,035         LSI INDUSTRIES, INC............................................             18
        3,700         LUBRIZOL CORP..................................................            130
        1,091       * LYDALL, INC....................................................             11
        7,790         LYONDELL CHEMICAL CO...........................................            112
          431         M/I SCHOTTENSTEIN HOMES, INC...................................             21
        1,300         MACDERMID, INC.................................................             22
        3,500         MARTIN MARIETTA MATERIALS, INC.................................            163
       33,208         MASCO CORP.....................................................            814
        5,400         MASSEY ENERGY CO...............................................            112
        2,200       * MATTSON TECHNOLOGY, INC........................................             19
        1,337         MDC HOLDINGS, INC..............................................             51
        7,100         MEAD CORP......................................................            219
        4,600         MILLENNIUM CHEMICALS, INC......................................             58
        1,400         MINERALS TECHNOLOGIES, INC.....................................             65
        1,000       * MOBILE MINI, INC...............................................             39
        2,780         MONSANTO CO....................................................             94
        2,154       * MUELLER INDUSTRIES, INC........................................             72
        1,600       * NANOPHASE TECHNOLOGIES CORP....................................              9
          200         NCH CORP.......................................................             10
        1,211       * NCI BUILDING SYSTEMS, INC......................................             21
       14,029         NEWMONT MINING CORP............................................            268
          744         NL INDUSTRIES, INC.............................................             11
          600       * NORTEK, INC....................................................             17
        1,100       * NS GROUP, INC..................................................              8
        5,589         NUCOR CORP.....................................................            296
          480       * NVR, INC.......................................................             98
          730       * OCTEL CORP.....................................................             13
        2,500         OLIN CORP......................................................             40
        1,800         OM GROUP, INC..................................................            119
        2,700       * OMNOVA SOLUTIONS, INC..........................................             18


    SHARES                                                                               VALUE (000)
   --------                                                                              -----------
        1,889       * OREGON STEEL MILLS, INC........................................      $       9
          772       * OSMONICS, INC..................................................             11
        3,794       * OWENS CORNING..................................................              7
       10,500       * OWENS-ILLINOIS, INC............................................            105
        3,500       * PACKAGING CORP OF AMERICA......................................             64
       11,572       * PACTIV CORP....................................................            205
        1,250       * PALM HARBOR HOMES, INC.........................................             30
        1,098         PEABODY ENERGY CORP............................................             31
          800         PENN ENGINEERING & MANUFACTURING CORP..........................             13
          500         PENN VIRGINIA CORP.............................................             17
        3,142         PENTAIR, INC...................................................            115
          919       * PENWEST PHARMACEUTICALS CO.....................................             18
        1,100       * PERINI CORP....................................................              8
        5,728       * PHELPS DODGE CORP..............................................            186
          330         PITT-DES MOINES, INC...........................................             10
       11,655         PLUM CREEK TIMBER CO, INC......................................            330
        5,611         POLYONE CORP...................................................             55
        1,000         POPE & TALBOT, INC.............................................             14
        2,089         POTLATCH CORP..................................................             61
       12,044         PPG INDUSTRIES, INC............................................            623
       11,600         PRAXAIR, INC...................................................            641
        3,372         PULTE HOMES, INC...............................................            151
          564         QUAKER CHEMICAL CORP...........................................             12
        1,100         QUANEX CORP....................................................             31
        2,000         RAYONIER, INC..................................................            101
        1,350         RELIANCE STEEL & ALUMINUM CO...................................             35
          799         ROANOKE ELECTRIC STEEL CORP....................................             11
          600         ROCK-TENN CO (CLASS A).........................................              9
       11,190         ROHM & HAAS CO.................................................            388
        7,331         RPM, INC.......................................................            106
        1,100       * RTI INTERNATIONAL METALS, INC..................................             11
        1,661         RYERSON TULL, INC..............................................             18
        1,000         RYLAND GROUP, INC..............................................             73
        2,188       * SCHULER HOMES, INC (CLASS A)...................................             43
        2,300         SCHULMAN (A.), INC.............................................             31
        2,400       * SCICLONE PHARMACEUTICALS, INC..................................              7
        3,752       * SEALED AIR CORP................................................            153
        3,011       * SHAW GROUP, INC................................................             71
        9,405         SHERWIN-WILLIAMS CO............................................            259
        5,400         SIGMA-ALDRICH CORP.............................................            213
          711       * SILGAN HOLDINGS, INC...........................................             19
          543       * SIMPSON MANUFACTURING CO, INC..................................             31
          400         SKYLINE CORP...................................................             13
       12,305       * SMURFIT-STONE CONTAINER CORP...................................            197
        4,200         SNAP-ON, INC...................................................            141
        7,460         SOLUTIA, INC...................................................            105
        6,931         SONOCO PRODUCTS CO.............................................            184
        1,033         SOUTHERN PERU COPPER CORP......................................             12
        1,200         SPARTECH CORP..................................................             25
        2,087         ST. JOE CO.....................................................             58
        2,000         STANDARD-PACIFIC CORP..........................................             49
        5,816         STANLEY WORKS..................................................            271
        1,835       * STEEL DYNAMICS, INC............................................             21
        2,800       * STILLWATER MINING CO...........................................             52
        3,400         TEMPLE-INLAND, INC.............................................            193
        2,806       * TERRA INDUSTRIES, INC..........................................             10
        1,600         TEXAS INDUSTRIES, INC..........................................             59
        1,431       * TITANIUM METALS CORP...........................................              6
        1,600       * TOLL BROTHERS, INC.............................................             70
        1,160         TREDEGAR CORP..................................................             22
          400       * TREX CO, INC...................................................              8
        1,227       * U.S. CONCRETE, INC.............................................              8
        6,100         UNITED STATES STEEL CORP.......................................            110
          900         UNIVERSAL FOREST PRODUCTS, INC.................................             19
        1,100       * URS CORP.......................................................             30
        5,200         USEC, INC......................................................             37
        2,700      b* USG CORP.......................................................             15
        6,833         VULCAN MATERIALS CO............................................            328


             See Notes To Financial Statements     2001 ANNUAL REPORT TIAA Separate Account VA-1   3

         Statement of Investments    --    STOCK INDEX ACCOUNT    --    December 31, 2001
----------------------------------------------------------------------------------------------------
    SHARES                                                                               VALUE (000)
   --------                                                                              -----------
BASIC INDUSTRIES--(Continued)
        1,000         WATSCO, INC....................................................      $      14
        3,445         WAUSAU-MOSINEE PAPER CORP......................................             42
        1,100         WD-40 CO.......................................................             29
        1,989         WELLMAN, INC...................................................             31
          800         WEST PHARMACEUTICAL SERVICES, INC..............................             21
        6,237         WESTVACO CORP..................................................            177
       15,572         WEYERHAEUSER CO................................................            842
        7,230         WILLAMETTE INDUSTRIES, INC.....................................            377
          500       * WOLVERINE TUBE, INC............................................              6
        4,905         WORTHINGTON INDUSTRIES, INC....................................             70
        2,800         YORK INTERNATIONAL CORP........................................            107
                                                                                           ---------
                      TOTAL BASIC INDUSTRIES.........................................         30,485
                                                                                           ---------
CONSUMER CYCLICAL--10.22%
          496       * 1-800 CONTACTS, INC............................................              6
        1,930       * 99 CENTS ONLY STORES...........................................             74
        1,107         AARON RENTS, INC...............................................             18
        6,700       * ABERCROMBIE & FITCH CO (CLASS A)...............................            178
        4,031       * ACCLAIM ENTERTAINMENT, INC.....................................             21
          600       * ACKERLEY GROUP, INC............................................             11
        1,000       * ACTION PERFORMANCE COS, INC....................................             31
        3,500       * ACTV, INC......................................................              7
        6,051       * ADELPHIA COMMUNICATIONS CORP (CLASS A).........................            189
          750         ADVANCED MARKETING SERVICES, INC...............................             14
          686       * AFC ENTERPRISES, INC...........................................             19
          174       * ALEXANDER'S, INC...............................................             10
        1,066       * ALLIANCE GAMING CORP...........................................             31
        1,362       * AMC ENTERTAINMENT, INC.........................................             16
          500       * AMERCO.........................................................              9
          800       * AMERICAN AXLE & MANUFACTURING HOLDINGS, INC....................             17
        3,605       * AMERICAN EAGLE OUTFITTERS, INC.................................             94
        4,600       * AMERICAN GREETINGS CORP (CLASS A)..............................             63
          200       * AMERISTAR CASINOS, INC.........................................              5
        1,800       * ANNTAYLOR STORES CORP..........................................             63
      308,914       * AOL TIME WARNER, INC...........................................          9,916
        2,068         APOGEE ENTERPRISES, INC........................................             33
        6,257       * APOLLO GROUP, INC (CLASS A)....................................            282
          640       * APOLLO GROUP, INC (UNIVERSITY OF PHOENIX ONLINE)...............             21
        2,450         APPLEBEE'S INTERNATIONAL, INC..................................             84
        1,300         ARCTIC CAT, INC................................................             22
        1,600       * ARGOSY GAMING CO...............................................             52
        4,899         ARVINMERITOR, INC..............................................             96
        7,284         AUTOLIV, INC...................................................            148
        2,500       * AZTAR CORP.....................................................             46
        2,000       * BALLY TOTAL FITNESS HOLDING CORP...............................             43
          800         BANDAG, INC....................................................             28
        1,200         BARNES GROUP, INC..............................................             29
          745         BASSETT FURNITURE INDUSTRIES, INC..............................             10
          600       * BEASLEY BROADCAST GROUP, INC (CLASS A).........................              8
          200       * BEBE STORES, INC...............................................              4
       20,737       * BED BATH & BEYOND, INC.........................................            703
        5,629         BELO CORP (CLASS A)............................................            106
        8,200         BIG LOTS, INC..................................................             85
        2,300         BLOCKBUSTER, INC (CLASS A).....................................             58
        2,500         BOB EVANS FARMS, INC...........................................             61
        2,130       * BOCA RESORTS, INC (CLASS A)....................................             28
        1,900         BORGWARNER, INC................................................             99
        2,400         BOWNE & CO, INC................................................             31
        2,248       * BOYD GAMING CORP...............................................             15
        3,859       * BOYDS COLLECTION LTD...........................................             26
        7,050       * BRINKER INTERNATIONAL, INC.....................................            210
        1,400         BROWN SHOE CO, INC.............................................             23
        6,300         BRUNSWICK CORP.................................................            137
          900       * BUCA, INC......................................................             15
          500       * BUCKLE, INC....................................................             11
        1,220         BURLINGTON COAT FACTORY WAREHOUSE CORP.........................             20
          800         BUSH INDUSTRIES, INC (CLASS A).................................              9


    SHARES                                                                               VALUE (000)
   --------                                                                              -----------
        6,450       * CABLEVISION SYSTEMS CORP (CLASS A).............................      $     306
        3,425       * CABLEVISION SYSTEMS CORP (RAINBOW MEDIA GROUP).................             85
        1,088       * CALIFORNIA PIZZA KITCHEN, INC..................................             27
        5,600         CALLAWAY GOLF CO...............................................            107
        2,656       * CATALINA MARKETING CORP........................................             92
        1,100         CATO CORP (CLASS A)............................................             21
        4,000         CBRL GROUP, INC................................................            118
        2,050       * CEC ENTERTAINMENT, INC.........................................             89
          900       * CHAMPIONSHIP AUTO RACING TEAMS, INC............................             14
        1,517       * CHARLOTTE RUSSE HOLDING, INC...................................             28
        7,400       * CHARMING SHOPPES, INC..........................................             39
        8,100       * CHARTER COMMUNICATIONS, INC (CLASS A)..........................            133
        1,500       * CHICO'S FAS, INC...............................................             60
          882       * CHILDREN'S PLACE RETAIL STORES, INC............................             24
        2,528       * CHOICE HOTELS INTERNATIONAL, INC...............................             56
        1,583       * CHRISTOPHER & BANKS CORP.......................................             54
          202         CHURCHILL DOWNS, INC...........................................              7
        3,000         CLAIRE'S STORES, INC...........................................             45
       35,460       * CLEAR CHANNEL COMMUNICATIONS, INC..............................          1,809
          800         COACHMEN INDUSTRIES, INC.......................................             10
          300       * COLDWATER CREEK, INC...........................................              6
          720       * COLE NATIONAL CORP.............................................             12
          750       * COLUMBIA SPORTSWEAR CO.........................................             25
       68,594       * COMCAST CORP (CLASS A) SPECIAL.................................          2,469
        4,500         COOPER TIRE & RUBBER CO........................................             72
        2,900       * COPART, INC....................................................            105
       13,889       * COX COMMUNICATIONS, INC (CLASS A)..............................            582
        2,400       * COX RADIO, INC (CLASS A).......................................             61
          500         CPI CORP.......................................................              8
          800       * CROWN MEDIA HOLDINGS, INC (CLASS A)............................              9
          500       * CSS INDUSTRIES, INC............................................             15
        2,421       * CUMULUS MEDIA, INC (CLASS A)...................................             39
       10,724         DANA CORP......................................................            149
        8,455         DARDEN RESTAURANTS, INC........................................            299
       40,115         DELPHI AUTOMOTIVE SYSTEMS CORP.................................            548
        3,200       * DIGITAL GENERATION SYSTEMS, INC................................              4
        4,532         DILLARD'S, INC (CLASS A).......................................             73
        2,137       * DIRECT FOCUS, INC..............................................             67
       19,180         DOLLAR GENERAL CORP............................................            286
        1,736       * DOLLAR THRIFTY AUTOMOTIVE GROUP, INC...........................             27
        7,030       * DOLLAR TREE STORES, INC........................................            217
        2,900         DONALDSON CO, INC..............................................            113
        7,767         DONNELLEY (R.R.) & SONS CO.....................................            231
        1,000         DOVER DOWNS ENTERTAINMENT, INC.................................             15
        3,337         DOW JONES & CO, INC............................................            183
        1,000       * DRESS BARN, INC................................................             25
        1,000       * DURA AUTOMOTIVE SYSTEMS, INC...................................             11
       21,082         EASTMAN KODAK CO...............................................            620
          687       * ELIZABETH ARDEN, INC...........................................             10
        2,184       * EMMIS COMMUNICATIONS CORP (CLASS A)............................             52
        1,991       * ENTERCOM COMMUNICATIONS CORP...................................            100
        2,845       * ENTRAVISION COMMUNICATIONS CORP (CLASS A)......................             34
        2,300       * EQUITY INNS, INC...............................................             15
        1,900       * EXIDE TECHNOLOGIES.............................................              2
        4,394       * EXTENDED STAY AMERICA, INC.....................................             72
        1,500         FACTSET RESEARCH SYSTEMS, INC..................................             52
       10,700         FAMILY DOLLAR STORES, INC......................................            321
        2,100         FEDDERS CORP...................................................              6
        5,200      b* FEDERAL-MOGUL CORP.............................................              4
       13,019       * FEDERATED DEPARTMENT STORES, INC...............................            532
        2,201         FELCOR LODGING TRUST, INC......................................             37
        1,274       * FINISH LINE, INC (CLASS A).....................................             19
          298         FISHER COMMUNICATIONS, INC.....................................             13
          554         FLORIDA EAST COAST INDUSTRIES, INC (CLASS B)...................             12
       10,100       * FOOT LOCKER, INC...............................................            158
        1,400       * FOOTSTAR, INC..................................................             44
      131,427         FORD MOTOR CO..................................................          2,066
        1,800         FOREST CITY ENTERPRISES, INC (CLASS A).........................             70


 4   2001 ANNUAL REPORT TIAA Separate Account VA-1          See Notes To Financial Statements

         Statement of Investments    --    STOCK INDEX ACCOUNT    --    December 31, 2001
----------------------------------------------------------------------------------------------------
    SHARES                                                                               VALUE (000)
   --------                                                                              -----------
CONSUMER CYCLICAL--(Continued)
        1,100       * FOSSIL, INC....................................................      $      23
        9,529       * FOX ENTERTAINMENT GROUP, INC (CLASS A).........................            253
          850         FRED'S, INC....................................................             35
        1,015         FRIEDMAN'S, INC (CLASS A)......................................              9
        1,500         G & K SERVICES, INC (CLASS A)..................................             48
       19,092         GANNETT CO, INC................................................          1,284
       44,172         GAP, INC.......................................................            616
          100         GARAN, INC.....................................................              4
        1,554       * GAYLORD ENTERTAINMENT CO.......................................             38
       13,789       * GEMSTAR-TV GUIDE INTERNATIONAL, INC............................            382
        2,339         GENCORP, INC...................................................             33
       40,312         GENERAL MOTORS CORP............................................          1,959
        1,700       * GENESCO, INC...................................................             35
          873       * GENESISINTERMEDIA, INC.........................................              5
        5,400       * GENTEX CORP....................................................            144
       12,352         GENUINE PARTS CO...............................................            453
          800       * GLOBAL SPORTS, INC.............................................             16
       10,224         GOODYEAR TIRE & RUBBER CO......................................            243
        2,300         GRACO, INC.....................................................             90
          674         GRAY COMMUNICATIONS SYSTEMS, INC...............................              9
           52         GREY GLOBAL GROUP, INC.........................................             35
        1,100       * GROUP 1 AUTOMOTIVE, INC........................................             31
        1,226       * GUITAR CENTER, INC.............................................             17
          333       * GULFMARK OFFSHORE, INC.........................................              9
        2,057       * GYMBOREE CORP..................................................             25
        1,144         HANCOCK FABRICS, INC...........................................             15
        2,200       * HANDLEMAN CO...................................................             33
       21,968         HARLEY-DAVIDSON, INC...........................................          1,193
        2,270         HARMAN INTERNATIONAL INDUSTRIES, INC...........................            102
        8,531       * HARRAH'S ENTERTAINMENT, INC....................................            316
        3,000         HARTE-HANKS, INC...............................................             85
        1,300         HAVERTY FURNITURE COS, INC.....................................             22
        1,500      b* HAYES LEMMERZ INTERNATIONAL, INC...............................              0
        1,328       * HEARST-ARGYLE TELEVISION, INC..................................             29
          268       * HIBBETT SPORTING GOODS, INC....................................              8
       23,778         HILTON HOTELS CORP.............................................            260
        6,874       * HISPANIC BROADCASTING CORP.....................................            175
        2,900         HOLLINGER INTERNATIONAL, INC...................................             34
          700       * HOLLYWOOD CASINO CORP (CLASS A)................................              7
        3,100       * HOLLYWOOD ENTERTAINMENT CORP...................................             44
        1,300       * HOT TOPIC, INC.................................................             41
        1,299       * IHOP CORP......................................................             38
          700       * IMPCO TECHNOLOGIES, INC........................................              9
        1,420       * INFORMATION HOLDINGS, INC......................................             40
        2,800       * INSIGHT COMMUNICATIONS CO, INC.................................             68
        2,683         INTERACTIVE DATA CORP..........................................             38
        6,357       * INTERNATIONAL GAME TECHNOLOGY..................................            434
        2,100         INTERNATIONAL SPEEDWAY CORP (CLASS A)..........................             82
       27,346         INTERPUBLIC GROUP OF COS, INC..................................            808
        1,900       * INTERTAN, INC..................................................             24
        5,586         INTIMATE BRANDS, INC...........................................             83
        1,406       * ISLE OF CAPRI CASINOS, INC.....................................             19
       19,081         J.C. PENNEY CO, INC............................................            513
        2,697       * JACK IN THE BOX, INC...........................................             74
        1,300       * JAKKS PACIFIC, INC.............................................             25
        6,300         JOHNSON CONTROLS, INC..........................................            509
        8,138       * JONES APPAREL GROUP, INC.......................................            270
        1,919       * JOURNAL REGISTER CO............................................             40
        1,314       * K2, INC........................................................              9
        1,600         KELLWOOD CO....................................................             38
          500       * KENNETH COLE PRODUCTIONS, INC (CLASS A)........................              9
        2,200       * KEY3MEDIA GROUP, INC...........................................             12
        2,300         KIMBALL INTERNATIONAL, INC (CLASS B)...........................             35
        1,369       * KIRBY CORP.....................................................             38
       35,512       * KMART CORP.....................................................            194
        6,066         KNIGHT RIDDER, INC.............................................            394
       20,777       * KOHLS' CORP....................................................          1,464


    SHARES                                                                               VALUE (000)
   --------                                                                              -----------
        3,001       * KRISPY KREME DOUGHNUTS, INC....................................      $     133
        2,000       * KROLL, INC.....................................................             30
          491         K-SWISS, INC (CLASS A).........................................             16
        4,250       * LAMAR ADVERTISING CO...........................................            180
        1,207         LANDRY'S RESTAURANTS, INC......................................             23
          823       * LANDS' END, INC................................................             41
          896         LASALLE HOTEL PROPERTIES.......................................             11
        3,512         LA-Z-BOY, INC..................................................             77
        4,318       * LEAR CORP......................................................            165
        3,200         LEE ENTERPRISES, INC...........................................            116
       14,117         LEGGETT & PLATT, INC...........................................            325
        1,300         LIBBEY, INC....................................................             42
        1,700       * LIBERTY DIGITAL, INC (CLASS A).................................              6
          300       * LIBERTY LIVEWIRE CORP (CLASS A)................................              2
      187,886       * LIBERTY MEDIA CORP (CLASS A)...................................          2,630
       24,875         LIMITED, INC...................................................            366
        2,603       * LINENS 'N THINGS, INC..........................................             66
        3,900         LIZ CLAIBORNE, INC.............................................            194
          675       * LODGENET ENTERTAINMENT CORP....................................             12
        1,517         LONE STAR STEAKHOUSE & SALOON, INC.............................             22
        1,800       * LUBY'S, INC....................................................             10
          200       * LYNCH INTERACTIVE CORP.........................................             14
        4,200       * MANDALAY RESORT GROUP..........................................             90
        1,100         MARCUS CORP....................................................             16
       13,664         MARRIOTT INTERNATIONAL, INC (CLASS A)..........................            555
          600       * MARTHA STEWART LIVING OMNIMEDIA, INC (CLASS A).................             10
          138       * MARVEL ENTERPRISES, INC (CLASS C WTS 10/02/02).................              0
        4,500       * MASCOTECH, INC ESCROW..........................................              0
       21,599         MAY DEPARTMENT STORES CO.......................................            799
        5,591         MAYTAG CORP....................................................            173
        1,668         MCCLATCHY CO (CLASS A).........................................             78
       93,335         MCDONALD'S CORP................................................          2,471
       14,009         MCGRAW-HILL COS, INC...........................................            854
          962         MEDIA GENERAL, INC (CLASS A)...................................             48
        2,300       * MEDIACOM COMMUNICATIONS CORP...................................             42
        1,100       * MEDIS TECHNOLOGIES LTD.........................................              8
        2,250       * MEN'S WEARHOUSE, INC...........................................             46
        2,800         MEREDITH CORP..................................................            100
        1,315       * METRO ONE TELECOMMUNICATIONS, INC..............................             40
        2,654       * METRO-GOLDWYN-MAYER, INC.......................................             58
        4,600       * MGM MIRAGE.....................................................            133
        4,400       * MICHAELS STORES, INC...........................................            145
        1,400       * MICROS SYSTEMS, INC............................................             35
        1,333         MIDAS, INC.....................................................             15
        2,000       * MIDWAY GAMES, INC..............................................             30
        1,166       * MILLENNIUM CELL, INC...........................................              6
        1,600         MODINE MANUFACTURING CO........................................             37
        2,896       * MOHAWK INDUSTRIES, INC.........................................            159
        1,875       * MONACO COACH CORP..............................................             41
          450       * MOVIE GALLERY, INC.............................................             11
        2,700       * MSC INDUSTRIAL DIRECT CO (CLASS A).............................             53
        1,337       * MTR GAMING GROUP, INC..........................................             21
        1,382         MYERS INDUSTRIES, INC..........................................             19
          727         NATIONAL GOLF PROPERTIES, INC..................................              6
          300         NATIONAL PRESTO INDUSTRIES, INC................................              8
        1,819       * NAUTICA ENTERPRISES, INC.......................................             23
        1,864       * NEIMAN MARCUS GROUP, INC (CLASS A).............................             58
          723       * NEIMAN MARCUS GROUP, INC (CLASS B).............................             21
          100       * NETRATINGS, INC................................................              2
       11,234         NEW YORK TIMES CO (CLASS A)....................................            486
        5,327         NIKE, INC (CLASS B)............................................            300
        7,500         NORDSTROM, INC.................................................            152
        1,800       * OAKLEY, INC....................................................             29
        1,400       * O'CHARLEY'S, INC...............................................             26
       13,477         OMNICOM GROUP, INC.............................................          1,204
          700       * ON COMMAND CORP................................................              2
        2,700       * O'REILLY AUTOMOTIVE, INC.......................................             98
          803         OSHKOSH B'GOSH, INC (CLASS A)..................................             34


             See Notes To Financial Statements     2001 ANNUAL REPORT TIAA Separate Account VA-1   5

         Statement of Investments    --    STOCK INDEX ACCOUNT    --    December 31, 2001
----------------------------------------------------------------------------------------------------
    SHARES                                                                               VALUE (000)
   --------                                                                              -----------
CONSUMER CYCLICAL--(Continued)
        1,050         OSHKOSH TRUCK CORP.............................................      $      51
        5,050       * OUTBACK STEAKHOUSE, INC........................................            173
          500       * P.F. CHANG'S CHINA BISTRO, INC.................................             24
        2,111       * PACIFIC SUNWEAR OF CALIFORNIA, INC.............................             43
          694       * PANERA BREAD CO (CLASS A)......................................             36
        1,075       * PAPA JOHN'S INTERNATIONAL, INC.................................             30
       19,100       * PARK PLACE ENTERTAINMENT CORP..................................            175
          600       * PARKERVISION, INC..............................................             13
        1,646       * PAYLESS SHOESOURCE, INC........................................             92
          600       * PENN NATIONAL GAMING, INC......................................             18
        1,600       * PENTON MEDIA, INC..............................................             10
        3,100       * PERFORMANCE FOOD GROUP CO......................................            109
        1,400         PHILLIPS-VAN HEUSEN CORP.......................................             15
        6,700         PIER 1 IMPORTS, INC............................................            116
        1,500       * PINNACLE ENTERTAINMENT, INC....................................              9
        4,000       * PINNACLE SYSTEMS, INC..........................................             32
        1,200       * PIXAR, INC.....................................................             43
          959       * PLATO LEARNING, INC............................................             16
          945       * PLAYBOY ENTERPRISES, INC (CLASS B).............................             16
        1,700         POLARIS INDUSTRIES, INC........................................             98
        3,803       * POLO RALPH LAUREN CORP.........................................            102
        2,000       * PRESSTEK, INC..................................................             18
          300       * PRICESMART, INC................................................             11
        3,200       * PRIME HOSPITALITY CORP.........................................             35
       17,709       * PRIMEDIA, INC..................................................             77
        1,000       * PRIVATE MEDIA GROUP, INC.......................................             10
          600         PULITZER, INC..................................................             31
        1,260       * QUAKER FABRIC CORP.............................................             10
        1,700       * QUIKSILVER, INC................................................             29
        3,960       * RADIO ONE, INC (CLASS A).......................................             73
        1,000       * RADIO ONE, INC (CLASS D).......................................             18
        1,350       * RARE HOSPITALITY INTERNATIONAL, INC............................             30
        7,453         READER'S DIGEST ASSOCIATION, INC (CLASS A).....................            172
          688       * RECOTON CORP...................................................              9
        3,400       * REEBOK INTERNATIONAL LTD.......................................             90
        1,100       * REGENT COMMUNICATIONS, INC.....................................              7
        2,650         REGIS CORP.....................................................             68
          519       * RENT-A-CENTER, INC.............................................             17
        1,175       * RESORTQUEST INTERNATIONAL, INC.................................              6
          476       * RESOURCES CONNECTION, INC......................................             13
          800         RIVIANA FOODS, INC.............................................             14
        5,800         ROSS STORES, INC...............................................            186
        4,600         RUBY TUESDAY, INC..............................................             95
        1,702         RUSSELL CORP...................................................             26
        2,500       * RYAN'S FAMILY STEAK HOUSES, INC................................             54
          700       * SAGA COMMUNICATIONS, INC (CLASS A).............................             14
        8,852       * SAKS, INC......................................................             83
          695       * SALEM COMMUNICATIONS CORP (CLASS A)............................             16
          460       * SALTON, INC....................................................              9
        2,028       * SCHOLASTIC CORP................................................            102
        1,100       * SCIENTIFIC GAMES CORP (CLASS A)................................             10
        1,200       * SCOTTS CO (CLASS A)............................................             57
        1,438       * SCP POOL CORP..................................................             39
        2,229         SCRIPPS (E.W.) CO (CLASS A)....................................            147
       21,025         SEARS ROEBUCK & CO.............................................          1,002
        2,000       * SHOPKO STORES, INC.............................................             19
        1,230       * SHUFFLE MASTER, INC............................................             19
        2,094       * SINCLAIR BROADCAST GROUP, INC (CLASS A)........................             20
        3,400       * SIRIUS SATELLITE RADIO, INC....................................             40
        6,200       * SIX FLAGS, INC.................................................             95
          308       * SKILLSOFT CORP.................................................              8
          840         SMITH (A.O.) CORP..............................................             16
        1,700       * SONIC AUTOMOTIVE, INC..........................................             40
        1,550       * SONIC CORP.....................................................             56
        1,473       * SOTHEBY'S HOLDINGS, INC (CLASS A)..............................             24
        2,700       * SPANISH BROADCASTING SYSTEM, INC (CLASS A).....................             27
        1,000       * SPEEDWAY MOTORSPORTS, INC......................................             25


    SHARES                                                                               VALUE (000)
   --------                                                                              -----------
        1,100       * SPIEGEL, INC (CLASS A).........................................      $       5
          600       * SPORTS RESORTS INTERNATIONAL, INC..............................              5
          500         STANDARD MOTOR PRODUCTS, INC...................................              7
          389       * STANLEY FURNITURE CO, INC......................................              9
       27,267       * STARBUCKS CORP.................................................            521
        2,498       * STATION CASINOS, INC...........................................             28
        5,336         STEELCASE, INC (CLASS A).......................................             79
        2,000       * STEIN MART, INC................................................             17
        1,300       * STELLENT, INC..................................................             38
          600       * STEVEN MADDEN LTD..............................................              8
          700       * STONERIDGE, INC................................................              6
        3,300         STRIDE RITE CORP...............................................             22
          600         STURM RUGER & CO, INC..........................................              7
        1,400         SUPERIOR INDUSTRIES INTERNATIONAL, INC.........................             56
        2,100       * SYLVAN LEARNING SYSTEMS, INC...................................             46
        1,800         TALBOTS, INC...................................................             65
          400         TANGER FACTORY OUTLET CENTERS, INC.............................              8
       65,404         TARGET CORP....................................................          2,685
        1,267       * TBC CORP.......................................................             17
        2,719       * THE CHEESECAKE FACTORY, INC....................................             95
        1,400       * THE STEAK N SHAKE CO...........................................             15
          600         THOR INDUSTRIES, INC...........................................             22
        1,600       * THQ, INC.......................................................             78
       10,498         TIFFANY & CO...................................................            330
        1,400       * TIMBERLAND CO (CLASS A)........................................             52
       19,706         TJX COS, INC...................................................            785
        2,207       * TOO, INC.......................................................             61
        2,985       * TOPPS CO, INC..................................................             36
        2,800       * TOWER AUTOMOTIVE, INC..........................................             25
          450       * TRENDWEST RESORTS, INC.........................................             11
       13,513         TRIBUNE CO.....................................................            506
       10,629       * TRICON GLOBAL RESTAURANTS, INC.................................            523
          330       * TROPICAL SPORTSWEAR INTERNATIONAL CORP.........................              6
        7,500         TRW, INC.......................................................            278
        8,200       * U.S.A. NETWORKS, INC...........................................            224
        4,300       * UNIFI, INC.....................................................             31
          900       * UNIVERSAL ELECTRONICS, INC.....................................             15
       12,175       * UNIVISION COMMUNICATIONS, INC (CLASS A)........................            493
          400       * URBAN OUTFITTERS, INC..........................................             10
          582       * VAIL RESORTS, INC..............................................             10
        4,100       * VALASSIS COMMUNICATIONS, INC...................................            146
        1,100       * VALUE CITY DEPARTMENT STORES, INC..............................              5
          900       * VANS, INC......................................................             11
        1,331       * VASTERA, INC...................................................             22
        6,391         VF CORP........................................................            249
        7,400       * VIACOM, INC (CLASS A)..........................................            327
       88,879       * VIACOM, INC (CLASS B)..........................................          3,924
        9,356         VISTEON CORP...................................................            141
        1,600       * WABASH NATIONAL CORP...........................................             12
      200,938         WAL-MART STORES, INC...........................................         11,564
      151,894         WALT DISNEY CO.................................................          3,152
          276         WASHINGTON POST CO (CLASS B)...................................            146
        6,617         WENDY'S INTERNATIONAL, INC.....................................            193
        2,600       * WESTPOINT STEVENS, INC.........................................              6
        5,068       * WESTWOOD ONE, INC..............................................            152
        1,111       * WET SEAL, INC (CLASS A)........................................             26
        4,037         WHIRLPOOL CORP.................................................            296
        3,300         WILEY (JOHN) & SONS, INC (CLASS A).............................             76
        3,200       * WILLIAMS-SONOMA, INC...........................................            137
          700       * WILSONS THE LEATHER EXPERTS, INC...............................              8
          900         WINNEBAGO INDUSTRIES, INC......................................             33
        1,434       * WMS INDUSTRIES, INC............................................             29
        3,125         WOLVERINE WORLD WIDE, INC......................................             47
          500         WOODWARD GOVERNOR CO...........................................             29
          600       * WORLD WRESTLING FEDERATION ENTERTAINMENT, INC..................              8
        1,000       * XM SATELLITE RADIO HOLDINGS, INC...............................             18
        1,000       * YOUNG BROADCASTING, INC (CLASS A)..............................             18
        2,430       * ZALE CORP......................................................            102


 6   2001 ANNUAL REPORT TIAA Separate Account VA-1          See Notes To Financial Statements

         Statement of Investments    --    STOCK INDEX ACCOUNT    --    December 31, 2001
----------------------------------------------------------------------------------------------------
    SHARES                                                                               VALUE (000)
   --------                                                                              -----------
CONSUMER CYCLICAL--(Continued)
        1,300       * ZENITH ELECTRONICS CORP........................................      $       0
        2,400       * ZOMAX, INC.....................................................             19
                                                                                           ---------
                      TOTAL CONSUMER CYCLICAL........................................         85,118
                                                                                           ---------

CONSUMER NON-CYCLICAL--9.19%
          600       * 1-800-FLOWERS.COM, INC.........................................              9
        1,696       * 7-ELEVEN, INC..................................................             20
        2,700         ALBERTO-CULVER CO (CLASS B)....................................            121
       29,254         ALBERTSON'S, INC...............................................            921
       13,681       * AMAZON.COM, INC................................................            148
        1,206       * AMERICAN ITALIAN PASTA CO (CLASS A)............................             51
       64,206         ANHEUSER-BUSCH COS, INC........................................          2,903
        1,274       * APPLICA, INC...................................................             11
       40,561         ARCHER DANIELS MIDLAND CO......................................            582
          900       * AURORA FOODS, INC..............................................              5
       18,663       * AUTONATION, INC................................................            230
        6,167       * AUTOZONE, INC..................................................            443
       16,070         AVON PRODUCTS, INC.............................................            747
        3,443       * BARNES & NOBLE, INC............................................            102
       11,979       * BEST BUY CO, INC...............................................            892
        5,232       * BJ'S WHOLESALE CLUB, INC.......................................            231
        2,400         BLYTH, INC.....................................................             56
        5,900       * BORDERS GROUP, INC.............................................            117
        1,200       * BOSTON BEER CO, INC (CLASS A)..................................             21
        2,731         BROWN-FORMAN CORP (CLASS B)....................................            171
           39       * BRUNO'S SUPERMARKETS, INC......................................              0
        2,500       * CADIZ, INC.....................................................             20
       15,941         CAMPBELL SOUP CO...............................................            476
        2,914         CASEY'S GENERAL STORES, INC....................................             43
        3,141       * CDW COMPUTER CENTERS, INC......................................            169
        2,663         CHURCH & DWIGHT CO, INC........................................             71
        2,579       * CIRCUIT CITY STORES, INC (CARMAX GROUP)........................             59
       14,049         CIRCUIT CITY STORES, INC (CIRCUIT CITY GROUP)..................            365
       12,156         CLOROX CO......................................................            481
        3,189       * COACH, INC.....................................................            124
      147,013         COCA-COLA CO...................................................          6,932
       15,633         COCA-COLA ENTERPRISES, INC.....................................            296
       40,091         COLGATE-PALMOLIVE CO...........................................          2,315
       38,769         CONAGRA FOODS, INC.............................................            922
        2,400       * CONSTELLATION BRANDS, INC (CLASS A)............................            103
        1,680         COORS (ADOLPH) CO (CLASS B)....................................             90
        2,575         CORN PRODUCTS INTERNATIONAL, INC...............................             91
        1,650       * COST PLUS, INC.................................................             44
       32,687       * COSTCO WHOLESALE CORP..........................................          1,451
       28,275         CVS CORP.......................................................            837
        3,150       * DEAN FOODS CO..................................................            215
        1,827       * DEL MONTE FOODS CO.............................................             16
        2,435         DELTA & PINE LAND CO...........................................             55
        6,800         DIAL CORP......................................................            117
        3,045         DIMON, INC.....................................................             22
        3,073         DOLE FOOD CO...................................................             82
        1,400         DREYER'S GRAND ICE CREAM, INC..................................             54
          593       * DUANE READE, INC...............................................             18
          300       * ELECTRONICS BOUTIQUE HOLDINGS CORP.............................             12
        6,600       * ENERGIZER HOLDINGS, INC........................................            126
        7,481         ESTEE LAUDER COS (CLASS A).....................................            240
        2,243         ETHAN ALLEN INTERIORS, INC.....................................             93
          600       * EXPEDIA, INC (CLASS A).........................................             24
          900       * FACTORY 2-U STORES, INC........................................             18
          100         FARMER BROTHERS CO.............................................             27
        2,100         FASTENAL CO....................................................            140
        3,000         FLEMING COS, INC...............................................             56
        1,300       * FLOWERS FOODS, INC.............................................             52
          600       * FTD.COM, INC...................................................              4
          624       * FTI CONSULTING, INC............................................             20
        3,700       * FURNITURE BRANDS INTERNATIONAL, INC............................            118


    SHARES                                                                               VALUE (000)
   --------                                                                              -----------
       25,961         GENERAL MILLS, INC.............................................      $   1,350
       76,557         GILLETTE CO....................................................          2,557
        1,400       * GREAT ATLANTIC & PACIFIC TEA CO, INC...........................             33
          323       * GREEN MOUNTAIN COFFEE, INC.....................................              9
        1,696       * HAIN CELESTIAL GROUP, INC......................................             47
       10,330         HASBRO, INC....................................................            168
       25,258         HEINZ (H.J.) CO................................................          1,039
           33         HERBALIFE INTERNATIONAL, INC (CLASS A).........................              0
        1,266         HERBALIFE INTERNATIONAL, INC (CLASS B).........................             17
        5,500         HERMAN MILLER, INC.............................................            130
        6,684         HERSHEY FOODS CORP.............................................            453
      170,084         HOME DEPOT, INC................................................          8,676
        5,458         HORMEL FOODS CORP..............................................            147
        1,700         HUGHES SUPPLY, INC.............................................             52
          700         INGLES MARKETS, INC (CLASS A)..................................              8
        2,400       * INSIGHT ENTERPRISES, INC.......................................             59
        3,400         INTERFACE, INC (CLASS A).......................................             19
        5,690         INTERNATIONAL FLAVORS & FRAGRANCES, INC........................            169
        1,300       * INTERNATIONAL MULTIFOODS CORP..................................             31
        2,100         INTERSTATE BAKERIES CORP.......................................             51
        1,376         J.M. SMUCKER CO................................................             49
          773       * JILL (J.) GROUP, INC...........................................             17
       17,299         KELLOGG CO.....................................................            521
       58,239       * KROGER CO......................................................          1,215
          365       * LADENBURG THALMANN FINANCIAL SERVICES, INC.....................              0
        2,062         LANCASTER COLONY CORP..........................................             73
        2,000         LANCE, INC.....................................................             29
          400       * LITHIA MOTORS, INC (CLASS A)...................................              8
        2,200         LONGS DRUG STORES CORP.........................................             51
       56,080         LOWE'S COS.....................................................          2,603
       30,982         MATTEL, INC....................................................            533
        5,000         MCCORMICK & CO, INC (NON-VOTE).................................            210
          623         MOVADO GROUP, INC..............................................             12
          785         NASH FINCH CO..................................................             24
          847         NATURE'S SUNSHINE PRODUCTS, INC................................             10
        3,129       * NBTY, INC......................................................             37
       18,188         NEWELL RUBBERMAID, INC.........................................            501
        3,400         NU SKIN ENTERPRISES, INC (CLASS A).............................             30
       21,400       * OFFICE DEPOT, INC..............................................            397
        7,750       * OFFICEMAX, INC.................................................             35
        1,200         ONEIDA LTD.....................................................             16
        2,206       * PATHMARK STORES, INC...........................................             54
          400       * PC CONNECTION, INC.............................................              6
        3,300         PEP BOYS-MANNY MOE & JACK......................................             57
       12,650         PEPSI BOTTLING GROUP, INC......................................            297
        6,171         PEPSIAMERICAS INC..............................................             85
      127,040         PEPSICO, INC...................................................          6,186
        4,500       * PERRIGO CO.....................................................             53
        7,127       * PETSMART, INC..................................................             70
      157,236         PHILIP MORRIS COS, INC.........................................          7,209
        1,200         PILGRIM'S PRIDE CORP (CLASS B).................................             16
        1,900       * PLAYTEX PRODUCTS, INC..........................................             19
        7,425       * PRICELINE.COM, INC.............................................             43
       94,035         PROCTER & GAMBLE CO............................................          7,441
        7,055         R.J. REYNOLDS TOBACCO HOLDINGS, INC............................            397
       13,193         RADIOSHACK CORP................................................            397
        1,900       * RALCORP HOLDINGS, INC..........................................             43
        1,500       * REVLON, INC (CLASS A)..........................................             10
       28,124       * RITE AID CORP..................................................            142
          700       * ROBERT MONDAVI CORP (CLASS A)..................................             27
        2,200         RUDDICK CORP...................................................             35
          700         RUSS BERRIE & CO, INC..........................................             21
       34,379       * SAFEWAY, INC...................................................          1,435
       56,789         SARA LEE CORP..................................................          1,262
          740         SCHWEITZER-MAUDUIT INTERNATIONAL, INC..........................             18
        3,500         SENSIENT TECHNOLOGIES CORP.....................................             73
        1,100       * SKECHERS USA, INC (CLASS A)....................................             16
        1,850       * SLI, INC.......................................................              5


             See Notes To Financial Statements     2001 ANNUAL REPORT TIAA Separate Account VA-1   7

         Statement of Investments    --    STOCK INDEX ACCOUNT    --    December 31, 2001
----------------------------------------------------------------------------------------------------
    SHARES                                                                               VALUE (000)
   --------                                                                              -----------
CONSUMER NON-CYCLICAL--(Continued)
          900       * SMART & FINAL, INC.............................................      $       9
        7,500       * SMITHFIELD FOODS, INC..........................................            165
        1,421       * SPARTAN STORES, INC............................................             17
        2,500       * STAMPS.COM, INC................................................              9
          744         STANDARD COMMERCIAL CORP.......................................             12
       32,881       * STAPLES, INC...................................................            615
        1,400       * STAR SCIENTIFIC, INC...........................................              4
          500         STEPAN CO......................................................             12
        1,000         THOMAS INDUSTRIES, INC.........................................             25
        1,900       * TICKETMASTER (CLASS B).........................................             31
        1,563         TOOTSIE ROLL INDUSTRIES, INC...................................             61
       14,403       * TOYS "R" US, INC...............................................            299
        2,550       * TRANS WORLD ENTERTAINMENT CORP.................................             19
          900       * TRIARC COS, INC................................................             22
          700       * TUESDAY MORNING CORP...........................................             13
        3,750         TUPPERWARE CORP................................................             72
        1,200       * TWEETER HOME ENTERTAINMENT GROUP, INC..........................             35
       15,853         TYSON FOODS, INC (CLASS A).....................................            183
          600       * UNITED AUTO GROUP, INC.........................................             15
          600       * UNITED NATURAL FOODS, INC......................................             15
        2,000         UNIVERSAL CORP.................................................             73
       11,669         UST, INC.......................................................            408
        1,719       * VALUEVISION INTERNATIONAL, INC (CLASS A).......................             34
        1,050         VECTOR GROUP LTD...............................................             34
       74,032         WALGREEN CO....................................................          2,490
          900         WEIS MARKETS, INC..............................................             25
        3,533       * WHOLE FOODS MARKET, INC........................................            154
        1,200       * WILD OATS MARKETS, INC.........................................             12
        5,993         WINN-DIXIE STORES, INC.........................................             85
       11,258         WRIGLEY (WM.) JR CO............................................            578
        1,000       * YANKEE CANDLE CO, INC..........................................             23
                                                                                           ---------
                      TOTAL CONSUMER NON-CYCLICAL....................................         76,531
                                                                                           ---------
ENERGY--5.16%
          997       * 3TEC ENERGY CORP...............................................             14
        4,964         AMERADA HESS CORP..............................................            310
       18,072         ANADARKO PETROLEUM CORP........................................          1,027
        9,896         APACHE CORP....................................................            494
        5,016         ASHLAND, INC...................................................            231
          400       * ATP OIL & GAS CORP.............................................              1
          700       * ATWOOD OCEANICS, INC...........................................             24
       24,202         BAKER HUGHES, INC..............................................            883
        1,300         BERRY PETROLEUM CO (CLASS A)...................................             20
       11,817       * BJ SERVICES CO.................................................            383
       14,649         BURLINGTON RESOURCES, INC......................................            550
        2,000         CABOT OIL & GAS CORP (CLASS A).................................             48
        2,325       * CAL DIVE INTERNATIONAL, INC....................................             57
          600       * CALLON PETROLEUM CORP..........................................              4
        4,654       * CAPSTONE TURBINE CORP..........................................             25
          400         CARBO CERAMICS, INC............................................             16
        9,300       * CHESAPEAKE ENERGY CORP.........................................             61
       77,406         CHEVRONTEXACO CORP.............................................          6,936
          300       * CLAYTON WILLIAMS ENERGY, INC...................................              4
        1,600       * COMSTOCK RESOURCES, INC........................................             11
       45,054         CONOCO, INC....................................................          1,275
        3,720       * COOPER CAMERON CORP............................................            150
        1,100       * DENBURY RESOURCES, INC.........................................              8
        8,429         DEVON ENERGY CORP..............................................            326
        3,941         DIAMOND OFFSHORE DRILLING, INC.................................            120
          463       * DRIL-QUIP, INC.................................................             11
        2,449       * EEX CORP.......................................................              5
        1,605       * ENERGY PARTNERS LTD............................................             12
        9,900         ENSCO INTERNATIONAL, INC.......................................            246
        7,541         EOG RESOURCES, INC.............................................            295
        1,200       * EVERGREEN RESOURCES, INC.......................................             46
      496,562         EXXON MOBIL CORP...............................................         19,515
        2,013       * FOREST OIL CORP................................................             57


    SHARES                                                                               VALUE (000)
   --------                                                                              -----------
           14       * FOREST OIL CORP WTS 02/15/04...................................      $       0
           14       * FOREST OIL CORP WTS 02/15/05...................................              0
        2,000         FRONTIER OIL CORP..............................................             33
        4,627       * GLOBAL INDUSTRIES LTD..........................................             41
        7,520       * GRANT PRIDECO, INC.............................................             86
       10,762       * GREY WOLF, INC.................................................             32
          600       * GULF ISLAND FABRICATION, INC...................................              8
       30,950         HALLIBURTON CO.................................................            405
        5,700       * HANOVER COMPRESSOR CO..........................................            144
        3,700         HELMERICH & PAYNE, INC.........................................            124
          602         HOLLY CORP.....................................................             12
        1,000       * HORIZON OFFSHORE, INC..........................................              8
          700       * HOUSTON EXPLORATION CO.........................................             24
          939       * HYDRIL CO......................................................             17
        3,300       * INPUT/OUTPUT, INC..............................................             27
        1,843       * KCS ENERGY, INC................................................              6
        7,746         KERR-MCGEE CORP................................................            424
        6,841       * KEY ENERGY SERVICES, INC.......................................             63
          800       * KEY PRODUCTION CO, INC.........................................             14
          400         LUFKIN INDUSTRIES, INC.........................................             11
        2,114       * MAGNUM HUNTER RESOURCES, INC...................................             18
       22,120         MARATHON OIL CORP..............................................            664
        2,600       * MAVERICK TUBE CORP.............................................             34
        1,030       * MCMORAN EXPLORATION CO.........................................              6
        3,300       * MERIDIAN RESOURCE CORP.........................................             13
        1,600         MITCHELL ENERGY & DEVELOPMENT CORP (CLASS A)...................             85
        2,652         MURPHY OIL CORP................................................            223
        9,228       * NABORS INDUSTRIES, INC.........................................            317
        5,875       * NATIONAL-OILWELL, INC..........................................            121
        2,788       * NEWFIELD EXPLORATION CO........................................             99
        4,100         NOBLE AFFILIATES, INC..........................................            145
        9,530       * NOBLE DRILLING CORP............................................            324
        1,100       * NUEVO ENERGY CO................................................             17
       26,757         OCCIDENTAL PETROLEUM CORP......................................            710
       12,300         OCEAN ENERGY, INC..............................................            236
        1,600       * OCEANEERING INTERNATIONAL, INC.................................             35
          490       * OSCA, INC......................................................             10
        6,100       * PARKER DRILLING CO.............................................             23
        1,000         PATINA OIL & GAS CORP..........................................             28
        4,900       * PATTERSON-UTI ENERGY, INC......................................            114
        5,600         PENNZOIL-QUAKER STATE CO.......................................             81
       27,412         PHILLIPS PETROLEUM CO..........................................          1,652
        7,100       * PIONEER NATURAL RESOURCES CO...................................            137
        1,700       * PLAINS RESOURCES, INC..........................................             42
        3,887         POGO PRODUCING CO..............................................            102
        9,500       * PRIDE INTERNATIONAL, INC.......................................            143
          650       * PRIMA ENERGY CORP..............................................             14
          300       * PRIZE ENERGY CORP..............................................              7
          984       * PURE RESOURCES, INC............................................             20
          800       * PYR ENERGY CORP................................................              2
        3,492       * RANGE RESOURCES CORP...........................................             16
        1,164       * REMINGTON OIL & GAS CORP.......................................             20
        6,815       * ROWAN COS, INC.................................................            132
          700         RPC, INC.......................................................             12
        1,246       * SEACOR SMIT, INC...............................................             58
        1,500       * SEITEL, INC....................................................             20
        3,628       * SMITH INTERNATIONAL, INC.......................................            195
        1,366       * SPINNAKER EXPLORATION CO.......................................             56
        2,100         ST. MARY LAND & EXPLORATION CO.................................             44
        1,585       * STONE ENERGY CORP..............................................             63
        5,560         SUNOCO, INC....................................................            208
        3,300       * SUPERIOR ENERGY SERVICES, INC..................................             29
        1,700       * SWIFT ENERGY CO................................................             34
        2,600       * TESORO PETROLEUM CORP..........................................             34
        4,020         TIDEWATER, INC.................................................            136
        2,200       * TOM BROWN, INC.................................................             59
          486       * TOTAL FINA ELF S.A. WTS 08/05/03...............................             12
        1,143       * TRANSMONTAIGNE, INC............................................              6


 8   2001 ANNUAL REPORT TIAA Separate Account VA-1          See Notes To Financial Statements

         Statement of Investments    --    STOCK INDEX ACCOUNT    --    December 31, 2001
----------------------------------------------------------------------------------------------------
    SHARES                                                                               VALUE (000)
   --------                                                                              -----------
ENERGY--(Continued)
           26       * TRANSTEXAS GAS CORP WTS 06/30/02...............................      $       0
        1,700       * TRICO MARINE SERVICES, INC.....................................             13
        5,223         ULTRAMAR DIAMOND SHAMROCK CORP.................................            258
        2,300       * UNIT CORP......................................................             30
          500       * UNIVERSAL COMPRESSION HOLDINGS, INC............................             15
       17,579         UNOCAL CORP....................................................            634
        4,489         VALERO ENERGY CORP.............................................            171
        5,411       * VARCO INTERNATIONAL, INC.......................................             81
        2,300       * VERITAS DGC, INC...............................................             43
        3,500         VINTAGE PETROLEUM, INC.........................................             51
        7,627       * WEATHERFORD INTERNATIONAL, INC.................................            284
        2,192       * WESTPORT RESOURCES CORP........................................             38
        1,341       * W-H ENERGY SERVICES, INC.......................................             25
        2,054       * XANSER CORP....................................................              4
        8,532         XTO ENERGY, INC................................................            149
                                                                                           ---------
                      TOTAL ENERGY...................................................         42,996
                                                                                           ---------
FINANCIAL SERVICES--19.01%
          630         1ST SOURCE CORP................................................             13
        2,000         21ST CENTURY INSURANCE GROUP...................................             39
        5,855         A.G. EDWARDS, INC..............................................            259
        1,400         ACADIA REALTY TRUST............................................              9
        1,625         ADVANTA CORP (CLASS A).........................................             16
        1,600       * AFFILIATED MANAGERS GROUP, INC.................................            113
       37,842         AFLAC, INC.....................................................            929
          700         ALABAMA NATIONAL BANCORP.......................................             24
        1,100         ALEXANDRIA REAL ESTATE EQUITIES, INC...........................             45
        2,900         ALFA CORP......................................................             65
          415       * ALLEGHANY CORP.................................................             80
        7,200         ALLIED CAPITAL CORP............................................            187
        3,924         ALLMERICA FINANCIAL CORP.......................................            175
       51,812         ALLSTATE CORP..................................................          1,746
        5,100         AMB PROPERTY CORP..............................................            133
        6,554         AMBAC FINANCIAL GROUP, INC.....................................            379
        1,900         AMCORE FINANCIAL, INC..........................................             42
        2,300         AMERICAN CAPITAL STRATEGIES LTD................................             65
       96,892         AMERICAN EXPRESS CO............................................          3,458
        3,000         AMERICAN FINANCIAL GROUP, INC..................................             74
        2,000         AMERICAN FINANCIAL HOLDINGS, INC...............................             51
      166,663         AMERICAN INTERNATIONAL GROUP, INC..............................         13,233
          800         AMERICAN NATIONAL INSURANCE CO.................................             67
          852       * AMERICAN PHYSICIANS CAPITAL, INC...............................             19
        5,450       * AMERICREDIT CORP...............................................            172
        7,797       * AMERITRADE HOLDINGS CORP (CLASS A).............................             46
        3,000         AMERUS GROUP CO................................................            108
        1,041         AMLI RESIDENTIAL PROPERTIES TRUST..............................             26
       26,448         AMSOUTH BANCORPORATION.........................................            500
        3,237      b* ANC RENTAL CORP................................................              0
        1,400         ANCHOR BANCORP WISCONSIN, INC..................................             25
        3,270         ANNALY MORTGAGE MANAGEMENT, INC................................             52
        2,316         ANTHRACITE CAPITAL, INC........................................             25
       16,990         AON CORP.......................................................            603
        4,825         APARTMENT INVESTMENT & MANAGEMENT CO (CLASS A).................            221
       12,009         ARCHSTONE-SMITH TRUST..........................................            316
        4,170         ARDEN REALTY, INC..............................................            111
          500         AREA BANCSHARES CORP...........................................             10
        1,300         ARGONAUT GROUP, INC............................................             25
          465         ARROW FINANCIAL CORP...........................................             14
        4,759         ASSOCIATED BANC-CORP...........................................            168
        1,181         ASSOCIATED ESTATES REALTY CORP.................................             11
        6,490         ASTORIA FINANCIAL CORP.........................................            172
        4,460         AVALONBAY COMMUNITIES, INC.....................................            211
          552         BALDWIN & LYONS, INC (CLASS B).................................             14
          400         BANCFIRST CORP.................................................             14
          569         BANCFIRST OHIO CORP............................................             14
        6,000         BANCORPSOUTH, INC..............................................            100
          817         BANK MUTUAL CORP...............................................             12


    SHARES                                                                               VALUE (000)
   --------                                                                              -----------
      114,199         BANK OF AMERICA CORP...........................................      $   7,189
          800         BANK OF GRANITE CORP...........................................             16
       53,437         BANK OF NEW YORK CO, INC.......................................          2,180
       84,770         BANK ONE CORP..................................................          3,310
        2,800       * BANK UNITED CORP (CONTINGENT PAYMENT RTS)......................              0
        2,100         BANKATLANTIC BANCORP, INC (CLASS A)............................             19
       11,058         BANKNORTH GROUP, INC...........................................            249
        1,139       * BANKUNITED FINANCIAL CORP (CLASS A)............................             17
          777         BANNER CORP....................................................             13
        4,537       * BAY VIEW CAPITAL CORP..........................................             33
       32,884         BB&T CORP......................................................          1,187
        6,044         BEAR STEARNS COS, INC..........................................            354
          627       * BEAZER HOMES USA, INC..........................................             46
        1,323         BEDFORD PROPERTY INVESTORS, INC................................             30
        1,550         BERKLEY (W.R.) CORP............................................             83
          420       * BKF CAPITAL GROUP, INC.........................................             12
        1,017       * BLACKROCK, INC.................................................             42
          618       * BOK FINANCIAL CORP.............................................             19
          859         BOSTON PRIVATE FINANCIAL HOLDINGS, INC.........................             19
        5,090         BOSTON PROPERTIES, INC.........................................            193
        1,400         BOYKIN LODGING CO..............................................             11
        1,933         BRANDYWINE REALTY TRUST........................................             41
        3,400         BRE PROPERTIES, INC (CLASS A)..................................            105
          900         BROOKLINE BANCORP, INC.........................................             15
        3,054         BROWN & BROWN, INC.............................................             83
          700         BSB BANCORP, INC...............................................             17
        1,694         BURNHAM PACIFIC PROPERTIES, INC................................              7
        2,616         CAMDEN PROPERTY TRUST..........................................             96
        1,218         CAPITAL AUTOMOTIVE REIT........................................             24
          400         CAPITAL CITY BANK GROUP, INC...................................             10
       15,600         CAPITAL ONE FINANCIAL CORP.....................................            842
        2,028         CAPITOL FEDERAL FINANCIAL......................................             42
          668         CAPITOL TRANSAMERICA CORP......................................             11
          650         CAPSTEAD MORTGAGE CORP.........................................             15
        4,152         CARRAMERICA REALTY CORP........................................            125
        1,900         CASH AMERICA INTERNATIONAL, INC................................             16
        7,200       * CATELLUS DEVELOPMENT CORP......................................            132
          594         CATHAY BANCORP, INC............................................             38
        1,574         CBL & ASSOCIATES PROPERTIES, INC...............................             50
          630         CCBT FINANCIAL COS, INC........................................             15
          938       * CCC INFORMATION SERVICES GROUP, INC............................              6
        1,535         CENTENNIAL BANCORP.............................................             11
        1,600         CENTERPOINT PROPERTIES CORP....................................             80
          431       * CENTRAL COAST BANCORP..........................................              9
        1,178         CFS BANCORP, INC...............................................             17
       78,513         CHARLES SCHWAB CORP............................................          1,215
        2,500         CHARTER MUNICIPAL MORTGAGE ACCEPTANCE CO.......................             41
       16,289         CHARTER ONE FINANCIAL, INC.....................................            442
        1,470         CHATEAU COMMUNITIES, INC.......................................             44
        1,087         CHELSEA PROPERTY GROUP, INC....................................             53
        1,586         CHEMICAL FINANCIAL CORP........................................             48
        2,237         CHITTENDEN CORP................................................             62
        4,556       * CHOICEPOINT, INC...............................................            231
       12,346         CHUBB CORP.....................................................            852
        9,908         CINCINNATI FINANCIAL CORP......................................            378
      373,474         CITIGROUP, INC.................................................         18,853
        3,321         CITIZENS BANKING CORP..........................................            109
        1,500       * CITIZENS, INC..................................................             19
          700         CITY BANK......................................................             17
        1,237       * CITY HOLDING CO................................................             15
        2,756         CITY NATIONAL CORP.............................................            129
          713       * CLARK/BARDES, INC..............................................             18
        2,100       * CNA FINANCIAL CORP.............................................             61
        1,100         CNA SURETY CORP................................................             17
        1,300       * COAST FEDERAL LITIGATION (CONTINGENT PAYMENT RTS)..............              0
          300         COASTAL BANCORP, INC...........................................              9
          450         COBIZ, INC.....................................................              6
        8,312         COLONIAL BANCGROUP, INC........................................            117


             See Notes To Financial Statements     2001 ANNUAL REPORT TIAA Separate Account VA-1   9

         Statement of Investments    --    STOCK INDEX ACCOUNT    --    December 31, 2001
----------------------------------------------------------------------------------------------------
    SHARES                                                                               VALUE (000)
   --------                                                                              -----------
FINANCIAL SERVICES--(Continued)
        1,112         COLONIAL PROPERTIES TRUST......................................      $      35
          961       * COLUMBIA BANKING SYSTEM, INC...................................             13
        8,500      b* COMDISCO, INC..................................................              4
       12,883         COMERICA, INC..................................................            738
        4,170         COMMERCE BANCORP, INC..........................................            164
        4,793         COMMERCE BANCSHARES, INC.......................................            187
        1,800         COMMERCE GROUP, INC............................................             68
        3,650         COMMERCIAL FEDERAL CORP........................................             86
        2,501         COMMERCIAL NET LEASE REALTY, INC...............................             33
          635         COMMONWEALTH BANCORP, INC......................................             14
          721         COMMUNITY BANK SYSTEM, INC.....................................             19
          510         COMMUNITY BANKS, INC...........................................             14
        2,633         COMMUNITY FIRST BANKSHARES, INC................................             68
          757         COMMUNITY TRUST BANCORP, INC...................................             18
        9,286         COMPASS BANCSHARES, INC........................................            263
          900       * COMPUCREDIT CORP...............................................             11
          823         CONNECTICUT BANCSHARES, INC....................................             21
       21,196       * CONSECO, INC...................................................             95
        2,900         CORNERSTONE REALTY INCOME TRUST, INC...........................             33
          600         CORPORATE OFFICE PROPERTIES TRUST..............................              7
        1,800       * CORRECTIONS CORP OF AMERICA....................................             33
          700         CORUS BANKSHARES, INC..........................................             32
        8,829         COUNTRYWIDE CREDIT INDUSTRIES, INC.............................            362
        2,641         COUSINS PROPERTIES, INC........................................             64
          500         CPB, INC.......................................................             15
        2,700         CRAWFORD & CO (CLASS B)........................................             32
        1,100       * CREDIT ACCEPTANCE CORP.........................................             10
        6,400         CRESCENT REAL ESTATE EQUITIES CO...............................            116
          400       * CRESECENT OPERATING, INC.......................................              0
        1,100       * CRESTLINE CAPITAL CORP.........................................             34
        1,548         CROWN AMERICAN REALTY TRUST....................................             12
        1,500       * CSK AUTO CORP..................................................             15
        3,700         CULLEN/FROST BANKERS, INC......................................            114
          220         CURTISS-WRIGHT CORP (CLASS B)..................................             10
        1,500         CVB FINANCIAL CORP.............................................             35
          952         DELPHI FINANCIAL GROUP, INC (CLASS A)..........................             32
        3,667         DEVELOPERS DIVERSIFIED REALTY CORP.............................             70
        6,287         DIME BANCORP, INC..............................................            227
       11,800       * DIME BANCORP, INC (LITIGATION TRACKING WTS)....................              2
        1,093         DIME COMMUNITY BANCSHARES......................................             31
        2,700         DORAL FINANCIAL CORP...........................................             84
        1,494         DOWNEY FINANCIAL CORP..........................................             62
        9,480         DUKE REALTY CORP...............................................            231
       21,285       * E*TRADE GROUP, INC.............................................            218
        1,700         EAST WEST BANCORP, INC.........................................             44
        1,200         EASTGROUP PROPERTIES, INC......................................             28
        4,400         EATON VANCE CORP...............................................            156
        1,000       * ELECTRO RENT CORP..............................................             13
        1,100         ENTERTAINMENT PROPERTIES TRUST.................................             21
       30,002         EQUITY OFFICE PROPERTIES TRUST.................................            902
       19,586         EQUITY RESIDENTIAL PROPERTIES TRUST............................            562
        1,423         ERIE INDEMNITY CO (CLASS A)....................................             55
        1,072         ESSEX PROPERTY TRUST, INC......................................             53
          800         F & M BANCORP..................................................             20
       72,630         FANNIE MAE.....................................................          5,774
          511         FARMERS CAPITAL BANK CORP......................................             19
          881         FBL FINANCIAL GROUP, INC (CLASS A).............................             15
          591       * FEDERAL AGRICULTURAL MORTGAGE CORP (CLASS C)...................             24
        2,750         FEDERAL REALTY INVESTMENT TRUST................................             63
        5,713         FEDERATED INVESTORS, INC (CLASS B).............................            182
        1,153         FIDELITY BANKSHARES, INC.......................................             18
        6,176         FIDELITY NATIONAL FINANCIAL, INC...............................            153
       35,707         FIFTH THIRD BANCORP............................................          2,190
          781       * FINANCIAL FEDERAL CORP.........................................             24
          606         FINANCIAL INSTITUTIONS, INC....................................             14
        3,946       * FINOVA GROUP, INC..............................................              2
        4,978         FIRST AMERICAN CORP............................................             93


    SHARES                                                                               VALUE (000)
   --------                                                                              -----------
        1,500         FIRST BANCORP (PUERTO RICO)....................................      $      43
          480         FIRST BANCORP NORTH CAROLINA...................................             11
          600         FIRST BUSEY CORP...............................................             13
        2,300         FIRST CHARTER CORP.............................................             39
          400         FIRST CITIZENS BANCSHARES, INC (CLASS A).......................             39
        4,300         FIRST COMMONWEALTH FINANCIAL CORP..............................             50
          588         FIRST COMMUNITY BANCSHARES.....................................             17
          468         FIRST ESSEX BANCORP, INC.......................................             13
        1,100         FIRST FEDERAL CAPITAL CORP.....................................             17
        2,531         FIRST FINANCIAL BANCORP........................................             45
          875         FIRST FINANCIAL BANKSHARES, INC................................             26
          500         FIRST FINANCIAL CORP (INDIANA).................................             22
        1,000         FIRST FINANCIAL HOLDINGS, INC..................................             24
          800         FIRST INDIANA CORP.............................................             18
          520         FIRST MERCHANTS CORP...........................................             12
        3,625         FIRST MIDWEST BANCORP, INC.....................................            106
          700         FIRST NIAGARA FINANCIAL GROUP, INC.............................             12
        1,127         FIRST PLACE FINANCIAL CORP.....................................             18
          777       * FIRST REPUBLIC BANK............................................             19
        2,064         FIRST SENTINEL BANCORP, INC....................................             26
        9,215         FIRST TENNESSEE NATIONAL CORP..................................            334
        3,434         FIRST VIRGINIA BANKS, INC......................................            174
        1,200       * FIRSTFED FINANCIAL CORP........................................             31
        5,649         FIRSTMERIT CORP................................................            153
          300         FLAGSTAR BANCORP, INC..........................................              6
       76,411         FLEETBOSTON FINANCIAL CORP.....................................          2,789
          783         FLUSHING FINANCIAL CORP........................................             14
        1,785         FNB CORP.......................................................             47
       12,381         FRANKLIN RESOURCES, INC........................................            437
       50,396         FREDDIE MAC....................................................          3,296
        4,100         FREMONT GENERAL CORP...........................................             32
        2,300       * FRIEDMAN, BILLINGS, RAMSEY GROUP, INC..........................             12
        1,300         FRONTIER FINANCIAL CORP........................................             34
          400       * FRONTLINE CAPITAL GROUP, INC...................................              0
        5,920         FULTON FINANCIAL CORP..........................................            129
          400       * GABELLI ASSET MANAGEMENT, INC (CLASS A)........................             17
        1,700         GABLES RESIDENTIAL TRUST.......................................             50
        6,100         GALLAGHER (ARTHUR J.) & CO.....................................            210
        3,203       * GARTNER, INC (CLASS A).........................................             37
        2,624       * GARTNER, INC (CLASS B).........................................             29
          582         GBC BANCORP....................................................             17
        3,800         GENERAL GROWTH PROPERTIES, INC.................................            147
          690         GERMAN AMERICAN BANCORP........................................             11
          992         GLACIER BANCORP, INC...........................................             21
        1,606         GLENBOROUGH REALTY TRUST, INC..................................             31
        1,900         GLIMCHER REALTY TRUST..........................................             36
        1,700         GOLD BANC CORP, INC............................................             12
        5,200         GOLDEN STATE BANCORP, INC......................................            136
        3,400       * GOLDEN STATE BANCORP, INC (LITIGATION TRACKING WTS 12/31/60)...              4
        9,198         GOLDEN WEST FINANCIAL CORP.....................................            541
       15,723         GOLDMAN SACHS GROUP, INC.......................................          1,458
          500         GREAT AMERICAN FINANCIAL RESOURCES, INC........................              9
        1,146         GREAT LAKES REIT, INC..........................................             18
          416         GREAT SOUTHERN BANCORP, INC....................................             13
        3,646         GREATER BAY BANCORP............................................            104
        6,162         GREENPOINT FINANCIAL CORP......................................            220
          586         HANCOCK HOLDING CO.............................................             25
        1,600         HARBOR FLORIDA BANCSHARES, INC.................................             27
        2,139         HARLEYSVILLE GROUP, INC........................................             51
        1,400         HARLEYSVILLE NATIONAL CORP.....................................             33
       17,274         HARTFORD FINANCIAL SERVICES GROUP, INC.........................          1,085
        3,600         HCC INSURANCE HOLDINGS, INC....................................             99
        3,800         HEALTH CARE PROPERTY INVESTORS, INC............................            138
        2,301         HEALTH CARE REIT, INC..........................................             56
        3,000         HEALTHCARE REALTY TRUST, INC...................................             84
       11,538         HIBERNIA CORP (CLASS A)........................................            205
        4,000         HIGHWOODS PROPERTIES, INC......................................            104


10   2001 ANNUAL REPORT TIAA Separate Account VA-1          See Notes To Financial Statements

         Statement of Investments    --    STOCK INDEX ACCOUNT    --    December 31, 2001
----------------------------------------------------------------------------------------------------
    SHARES                                                                               VALUE (000)
   --------                                                                              -----------
FINANCIAL SERVICES--(Continued)
        1,000         HILB, ROGAL & HAMILTON CO......................................      $      56
        1,387         HOME PROPERTIES OF NEW YORK, INC...............................             44
        4,230         HOOPER HOLMES, INC.............................................             38
        3,000         HORACE MANN EDUCATORS CORP.....................................             64
        4,141         HOSPITALITY PROPERTIES TRUST...................................            122
       16,649       * HOST MARRIOTT CORP.............................................            150
       33,301         HOUSEHOLD INTERNATIONAL, INC...................................          1,929
        9,800         HRPT PROPERTIES TRUST..........................................             85
        3,000         HUDSON CITY BANCORP, INC.......................................             79
        1,120         HUDSON RIVER BANCORP, INC......................................             25
        3,353         HUDSON UNITED BANCORP..........................................             96
       18,200         HUNTINGTON BANCSHARES, INC.....................................            313
          409         IBERIABANK CORP................................................             11
        4,300         INDEPENDENCE COMMUNITY BANK CORP...............................             98
          878         INDEPENDENT BANK CORP (MASSACHUSETTS)..........................             19
          882         INDEPENDENT BANK CORP (MICHIGAN)...............................             25
        4,412       * INDYMAC BANCORP, INC...........................................            103
        1,794         INNKEEPERS U.S.A. TRUST........................................             18
        1,033       * INSIGNIA FINANCIAL GROUP, INC..................................             11
        2,346       * INSTINET GROUP, INC............................................             24
          600       * INSURANCE AUTO AUCTIONS, INC...................................              9
        1,200         INTEGRA BANK CORP..............................................             25
        1,223         INTERNATIONAL BANCSHARES CORP..................................             52
        3,514       * INVESTMENT TECHNOLOGY GROUP, INC...............................            137
        2,300         INVESTORS FINANCIAL SERVICES CORP..............................            152
        1,532         INVESTORS REAL ESTATE TRUST....................................             14
        2,200         IRT PROPERTY CO................................................             23
          672         IRWIN FINANCIAL CORP...........................................             11
        6,378         ISTAR FINANCIAL, INC...........................................            159
        1,736       * ITT EDUCATIONAL SERVICES, INC..................................             64
        2,500         JDN REALTY CORP................................................             31
        1,729         JEFFERIES GROUP, INC (NEW).....................................             73
       10,954         JEFFERSON-PILOT CORP...........................................            507
       21,881         JOHN HANCOCK FINANCIAL SERVICES, INC...........................            904
          750         JOHN NUVEEN CO (CLASS A).......................................             40
        2,100       * JONES LANG LASALLE, INC........................................             38
      144,217         JP MORGAN CHASE & CO...........................................          5,242
          900         JP REALTY, INC.................................................             21
          600         KANSAS CITY LIFE INSURANCE CO..................................             22
       30,718         KEYCORP........................................................            748
          400         KEYSTONE PROPERTY TRUST........................................              5
        1,860         KILROY REALTY CORP.............................................             49
        6,049         KIMCO REALTY CORP..............................................            198
        6,700       * KNIGHT TRADING GROUP, INC......................................             74
        2,000         KOGER EQUITY, INC..............................................             33
        1,374         KRAMONT REALTY TRUST...........................................             20
        9,226       * LA QUINTA CORP (PAIRED)........................................             53
        3,200       * LABRANCHE & CO, INC............................................            110
          847         LAKELAND BANCORP, INC..........................................             14
        1,329         LANDAMERICA FINANCIAL GROUP, INC...............................             38
        4,611         LEGG MASON, INC................................................            230
       17,229         LEHMAN BROTHERS HOLDINGS, INC..................................          1,151
        2,588         LEUCADIA NATIONAL CORP.........................................             75
        1,400         LEXINGTON CORPORATE PROPERTIES TRUST...........................             22
        1,200         LIBERTY CORP...................................................             49
       13,730         LINCOLN NATIONAL CORP..........................................            667
        1,700         LNR PROPERTY CORP..............................................             53
        1,388       * LOCAL FINANCIAL CORP...........................................             19
        6,030         M & T BANK CORP................................................            439
        2,300         MACERICH CO....................................................             61
        3,068         MACK-CALI REALTY CORP..........................................             95
        1,342         MAF BANCORP, INC...............................................             40
          700         MAIN STREET BANKS, INC.........................................             11
        1,025         MANUFACTURED HOME COMMUNITIES, INC.............................             32
          600       * MARKEL CORP....................................................            108
       19,903         MARSH & MCLENNAN COS, INC......................................          2,139
        7,739         MARSHALL & ILSLEY CORP.........................................            490


    SHARES                                                                               VALUE (000)
   --------                                                                              -----------
          410       * MB FINANCIAL, INC..............................................      $      11
       10,767         MBIA, INC......................................................            577
       51,946         MBNA CORP......................................................          1,828
          900         MEDALLION FINANCIAL CORP.......................................              7
          800         MEDFORD BANCORP, INC...........................................             17
       34,412         MELLON FINANCIAL CORP..........................................          1,295
        5,055         MERCANTILE BANKSHARES CORP.....................................            218
        1,888         MERCURY GENERAL CORP...........................................             82
        2,700         MERISTAR HOSPITALITY CORP......................................             38
          261       * MERITAGE CORP..................................................             13
       60,916         MERRILL LYNCH & CO, INC........................................          3,175
       21,356         METLIFE, INC...................................................            677
        2,453         METRIS COS, INC................................................             63
           22       * MFN FINANCIAL CORP SERIES A WTS 03/23/02.......................              0
           22       * MFN FINANCIAL CORP SERIES B WTS 03/23/03.......................              0
           22       * MFN FINANCIAL CORP SERIES C WTS 03/23/04.......................              0
        6,810         MGIC INVESTMENT CORP...........................................            420
          700         MICROFINANCIAL, INC............................................              7
          936         MID ATLANTIC REALTY TRUST......................................             15
        1,033         MID-AMERICA APARTMENT COMMUNITIES, INC.........................             27
          700         MIDAMERICA BANCORP.............................................             23
          289         MIDLAND CO.....................................................             13
        1,600         MID-STATE BANCSHARES...........................................             26
          400         MIDWEST BANC HOLDINGS, INC.....................................              9
        1,233         MILLS CORP.....................................................             33
        1,119         MISSION WEST PROPERTIES, INC...................................             14
          400         MISSISSIPPI VALLEY BANCSHARES, INC.............................             16
        3,500         MONY GROUP, INC................................................            121
       79,605         MORGAN STANLEY DEAN WITTER & CO................................          4,453
       44,006         NATIONAL CITY CORP.............................................          1,287
       14,792         NATIONAL COMMERCE FINANCIAL CORP...............................            374
          800         NATIONAL HEALTH INVESTORS, INC.................................             12
        1,339         NATIONAL PENN BANCSHARES, INC..................................             29
          100       * NATIONAL WESTERN LIFE INSURANCE CO (CLASS A)...................             11
        1,800         NATIONWIDE FINANCIAL SERVICES, INC (CLASS A)...................             75
        3,400         NATIONWIDE HEALTH PROPERTIES, INC..............................             64
          386         NBC CAPITAL CORP...............................................             12
        1,800         NBT BANCORP, INC...............................................             26
        1,900       * NETBANK, INC...................................................             20
        4,225         NEUBERGER BERMAN, INC..........................................            185
          500         NEW CENTURY FINANCIAL CORP.....................................              7
        6,574         NEW PLAN EXCEL REALTY TRUST....................................            125
        5,940         NEW YORK COMMUNITY BANCORP, INC................................            136
        2,600       * NEXTCARD, INC..................................................              1
       11,615         NORTH FORK BANCORPORATION, INC.................................            372
       14,359         NORTHERN TRUST CORP............................................            865
        1,100         NORTHWEST BANCORP, INC.........................................             13
          681         OCEANFIRST FINANCIAL CORP......................................             16
        2,600       * OCWEN FINANCIAL CORP...........................................             22
        4,000       * OHIO CASUALTY CORP.............................................             64
        4,334         OLD NATIONAL BANCORP...........................................            109
        8,629         OLD REPUBLIC INTERNATIONAL CORP................................            242
          425         OLD SECOND BANCORP, INC........................................             17
          500         OMEGA FINANCIAL CORP...........................................             16
          800         ORIENTAL FINANCIAL GROUP, INC..................................             15
        1,900         PACIFIC CAPITAL BANCORP........................................             53
        5,800         PACIFIC CENTURY FINANCIAL CORP.................................            150
        1,500       * PACIFIC GULF PROPERTIES LIQUID TRUST...........................              3
          950         PACIFIC NORTHWEST BANCORP......................................             19
        1,702         PAN PACIFIC RETAIL PROPERTIES, INC.............................             49
          845         PARK NATIONAL CORP.............................................             78
          800         PARKWAY PROPERTIES, INC........................................             27
          434         PENNFED FINANCIAL SERVICES, INC................................             11
        1,100         PENNSYLVANIA REAL ESTATE INVESTMENT TRUST......................             26
        1,841         PEOPLE'S BANK..................................................             39
          442         PEOPLES HOLDING CO.............................................             16
        1,100         PFF BANCORP, INC...............................................             30
          500       * PHILADELPHIA CONSOLIDATED HOLDING CORP.........................             19


             See Notes To Financial Statements     2001 ANNUAL REPORT TIAA Separate Account VA-1  11

         Statement of Investments    --    STOCK INDEX ACCOUNT    --    December 31, 2001
----------------------------------------------------------------------------------------------------
    SHARES                                                                               VALUE (000)
   --------                                                                              -----------
FINANCIAL SERVICES--(Continued)
          900       * PICO HOLDINGS, INC.............................................      $      11
        1,000         PMA CAPITAL CORP (CLASS A).....................................             19
        3,250         PMI GROUP, INC.................................................            218
       20,576         PNC FINANCIAL SERVICES GROUP, INC..............................          1,156
        9,922         POPULAR, INC...................................................            289
          494         PORT FINANCIAL CORP............................................             13
        2,901         POST PROPERTIES, INC...........................................            103
        2,334         PRENTISS PROPERTIES TRUST......................................             64
        1,600         PRESIDENTIAL LIFE CORP.........................................             33
          426         PRIME GROUP REALTY TRUST.......................................              4
        1,317       * PROASSURANCE CORP..............................................             23
        4,515         PROGRESSIVE CORP...............................................            674
        9,033         PROLOGIS TRUST.................................................            194
        1,250         PROMISTAR FINANCIAL CORP.......................................             31
          800         PROSPERITY BANCSHARES, INC.....................................             22
        4,554         PROTECTIVE LIFE CORP...........................................            132
          200         PROVIDENT BANCORP, INC.........................................              6
        1,916         PROVIDENT BANKSHARES CORP......................................             47
        2,164         PROVIDENT FINANCIAL GROUP, INC.................................             57
       20,326       * PROVIDIAN FINANCIAL CORP.......................................             72
          832         PS BUSINESS PARKS, INC.........................................             26
        6,629         PUBLIC STORAGE, INC............................................            221
          100       * QUAKER CITY BANCORP, INC.......................................              3
          800         R & G FINANCIAL CORP (CLASS B).................................             14
        5,848         RADIAN GROUP, INC..............................................            251
        2,764         RAYMOND JAMES FINANCIAL, INC...................................             98
        2,400         REALTY INCOME CORP.............................................             71
        2,641         RECKSON ASSOCIATES REALTY CORP.................................             62
          411         REDWOOD TRUST, INC.............................................             10
        1,699         REGENCY CENTERS CORP...........................................             47
       16,576         REGIONS FINANCIAL CORP.........................................            496
        1,325         REINSURANCE GROUP OF AMERICA, INC..............................             44
        3,569         REPUBLIC BANCORP, INC..........................................             49
          200         REPUBLIC BANCORP, INC (KENTUCKY) (CLASS A).....................              3
        1,126         RESOURCE AMERICA, INC (CLASS A)................................             11
        1,900         RFS HOTEL INVESTORS, INC.......................................             22
          997         RIGGS NATIONAL CORP............................................             14
          491         RLI CORP.......................................................             22
        6,650         ROSLYN BANCORP, INC............................................            116
        4,174         ROUSE CO.......................................................            122
        1,730         S & T BANCORP, INC.............................................             42
          403         S.Y. BANCORP, INC..............................................             13
        9,216         SAFECO CORP....................................................            287
        1,200         SANDY SPRING BANCORP, INC......................................             38
          500         SANTANDER BANCORP..............................................             10
          800         SAUL CENTERS, INC..............................................             17
          700         SCPIE HOLDINGS, INC............................................             20
          300         SEACOAST BANKING CORP..........................................             14
        1,600         SEACOAST FINANCIAL SERVICES CORP...............................             27
          637         SECOND BANCORP, INC............................................             14
        4,790       * SECURITY CAPITAL GROUP, INC (CLASS B)..........................            122
        5,041         SEI INVESTMENTS CO.............................................            227
        1,900         SELECTIVE INSURANCE GROUP, INC.................................             41
        1,550         SENIOR HOUSING PROPERTIES TRUST................................             22
        3,200       * SILICON VALLEY BANCSHARES......................................             86
          533         SIMMONS FIRST NATIONAL CORP (CLASS A)..........................             17
        9,188         SIMON PROPERTY GROUP, INC......................................            269
        6,197         SKY FINANCIAL GROUP, INC.......................................            126
        1,800         SL GREEN REALTY CORP...........................................             55
        3,968       * SOUNDVIEW TECHNOLOGY GROUP, INC................................              9
        3,100         SOUTH FINANCIAL GROUP, INC.....................................             55
       24,818         SOUTHTRUST CORP................................................            612
        1,893       * SOUTHWEST BANCORP OF TEXAS, INC................................             57
       17,860         SOVEREIGN BANCORP, INC.........................................            219
        1,000         SOVRAN SELF STORAGE, INC.......................................             31
          548         ST. FRANCIS CAPITAL CORP.......................................             13
       15,013         ST. PAUL COS, INC..............................................            660


    SHARES                                                                               VALUE (000)
   --------                                                                              -----------
        2,200         STANCORP FINANCIAL GROUP, INC..................................      $     104
       14,293         STARWOOD HOTELS & RESORTS WORLDWIDE, INC.......................            427
        1,200         STATE AUTO FINANCIAL CORP......................................             19
       23,652         STATE STREET CORP..............................................          1,236
        4,104         STATEN ISLAND BANCORP, INC.....................................             67
          635         STERLING BANCORP...............................................             19
        2,400         STERLING BANCSHARES, INC.......................................             30
          823         STERLING FINANCIAL CORP (PENNSYLVANIA).........................             20
          900       * STEWART INFORMATION SERVICES CORP..............................             18
       16,084         STILWELL FINANCIAL, INC........................................            438
        1,195         STORAGE U.S.A., INC............................................             50
          300         STUDENT LOAN CORP..............................................             24
          434         SUFFOLK BANCORP................................................             24
        1,991         SUMMIT PROPERTIES, INC.........................................             50
        1,094         SUN COMMUNITIES, INC...........................................             41
       18,021         SUNTRUST BANKS, INC............................................          1,130
        2,850         SUSQUEHANNA BANCSHARES, INC....................................             59
        1,151         SWS GROUP, INC.................................................             30
       17,862         SYNOVUS FINANCIAL CORP.........................................            447
        1,597       * SYNTROLEUM CORP................................................             11
        7,603         T ROWE PRICE GROUP, INC........................................            264
        2,112         TAUBMAN CENTERS, INC...........................................             31
        5,687         TCF FINANCIAL CORP.............................................            273
        1,053         TEXAS REGIONAL BANCSHARES, INC (CLASS A).......................             40
        2,390         THORNBURG MORTGAGE, INC........................................             47
          480         TOMPKINS TRUSTCO, INC..........................................             19
        9,020         TORCHMARK CORP.................................................            355
        1,037         TOWN & COUNTRY TRUST...........................................             22
        1,900       * TRAMMELL CROW CO...............................................             22
        1,541         TRANSATLANTIC HOLDINGS, INC....................................            140
          498       * TRIAD GUARANTY, INC............................................             18
          600         TROY FINANCIAL CORP............................................             15
        1,400         TRUST CO OF NEW JERSEY.........................................             35
        5,102         TRUSTCO BANK CORP NY...........................................             64
        3,272         TRUSTMARK CORP.................................................             79
      141,863         U.S. BANCORP...................................................          2,969
        1,311         U.S. RESTAURANT PROPERTIES, INC................................             19
          600         U.S.B. HOLDING CO, INC.........................................             10
        1,400         UCBH HOLDINGS, INC.............................................             40
        2,800       * UICI...........................................................             38
        1,312         UMB FINANCIAL CORP.............................................             52
        1,057         UMPQUA HOLDINGS CORP...........................................             14
          766         UNB CORP/OHIO..................................................             14
        9,953         UNION PLANTERS CORP............................................            449
        3,815         UNIONBANCAL CORP...............................................            145
        3,044         UNITED BANKSHARES, INC.........................................             88
        2,100         UNITED COMMUNITY FINANCIAL CORP................................             15
        7,226         UNITED DOMINION REALTY TRUST, INC..............................            104
          463         UNITED FIRE & CASUALTY CO......................................             13
          900         UNITED NATIONAL BANCORP........................................             22
        2,870       * UNITED RENTALS, INC............................................             65
        5,700       * UNITEDGLOBALCOM, INC (CLASS A).................................             29
        3,400         UNITRIN, INC...................................................            134
        2,934       * UNIVERSAL AMERICAN FINANCIAL CORP..............................             20
          658         UNIVERSAL HEALTH REALTY INCOME TRUST...........................             15
       15,593         UNUMPROVIDENT CORP.............................................            413
       11,546         USA EDUCATION, INC.............................................            970
        5,702         VALLEY NATIONAL BANCORP........................................            188
        1,790         VESTA INSURANCE GROUP, INC.....................................             14
        5,300         VORNADO REALTY TRUST...........................................            220
        1,900         W HOLDING CO, INC..............................................             31
       98,796         WACHOVIA CORP..................................................          3,100
        5,615         WADDELL & REED FINANCIAL, INC (CLASS A)........................            181
        4,146         WASHINGTON FEDERAL, INC........................................            107
       63,531         WASHINGTON MUTUAL, INC.........................................          2,079
        2,800         WASHINGTON REAL ESTATE INVESTMENT TRUST........................             70
          881         WASHINGTON TRUST BANCORP, INC..................................             17
        2,558         WAYPOINT FINANCIAL CORP........................................             39


12   2001 ANNUAL REPORT TIAA Separate Account VA-1          See Notes To Financial Statements

         Statement of Investments    --    STOCK INDEX ACCOUNT    --    December 31, 2001
----------------------------------------------------------------------------------------------------
    SHARES                                                                               VALUE (000)
   --------                                                                              -----------
FINANCIAL SERVICES--(Continued)
        3,600         WEBSTER FINANCIAL CORP.........................................      $     114
        2,063         WEINGARTEN REALTY INVESTORS....................................             99
      123,057         WELLS FARGO & CO...............................................          5,347
        1,400         WESBANCO, INC..................................................             30
          110         WESCO FINANCIAL CORP...........................................             35
        1,194         WEST COAST BANCORP.............................................             17
        2,416         WESTAMERICA BANCORP............................................             96
          670         WESTCORP.......................................................             13
          611       * WFS FINANCIAL, INC.............................................             15
        1,900         WHITNEY HOLDING CORP...........................................             83
        2,082         WILMINGTON TRUST CORP..........................................            132
        1,029         WINSTON HOTELS, INC............................................              8
          496         WINTRUST FINANCIAL CORP........................................             15
          300       * WORLD ACCEPTANCE CORP..........................................              2
          620         WSFS FINANCIAL CORP............................................             11
       10,971       * WYNDHAM INTERNATIONAL, INC (CLASS A)...........................              6
          700         ZENITH NATIONAL INSURANCE CORP.................................             20
        6,700         ZIONS BANCORP..................................................            352
                                                                                           ---------
                      TOTAL FINANCIAL SERVICES.......................................        158,389
                                                                                           ---------
HEALTH CARE--15.33%
          400       * 3 DIMENSIONAL PHARMACEUTICALS, INC.............................              3
          718       * AAIPHARMA, INC.................................................             18
      112,676         ABBOTT LABORATORIES............................................          6,282
        5,644       * ABGENIX, INC...................................................            190
        1,100       * ABIOMED, INC...................................................             17
        1,886       * ACCREDO HEALTH, INC............................................             75
        2,540       * ACLARA BIOSCIENCES, INC........................................             13
        2,249       * ADOLOR CORP....................................................             40
          490       * ADVANCED NEUROMODULATION SYSTEMS, INC..........................             17
        4,700       * ADVANCED TISSUE SCIENCES, INC..................................             20
        6,676       * ADVANCEPCS.....................................................            196
       10,281         AETNA, INC (NEW)...............................................            339
        2,838       * AFFYMETRIX, INC................................................            107
        1,264       * AKSYS LTD......................................................              6
        1,500       * ALBANY MOLECULAR RESEARCH, INC.................................             40
        1,100       * ALEXION PHARMACEUTICALS, INC...................................             27
          500       * ALIGN TECHNOLOGY, INC..........................................              2
        4,000       * ALKERMES, INC..................................................            105
        9,511         ALLERGAN, INC..................................................            714
        1,800       * ALLSCRIPTS HEALTHCARE SOLUTIONS, INC...........................              6
        2,200         ALPHARMA, INC (CLASS A)........................................             58
          811       * AMERICAN HEALTHWAYS, INC.......................................             26
       95,805         AMERICAN HOME PRODUCTS CORP....................................          5,879
        2,243       * AMERICAN MEDICAL SYSTEMS HOLDINGS, INC.........................             46
        2,013       * AMERIPATH, INC.................................................             65
        7,137         AMERISOURCEBERGEN CORP.........................................            454
       75,876       * AMGEN, INC.....................................................          4,282
        1,426       * AMSURG CORP....................................................             39
        4,125       * AMYLIN PHARMACEUTICALS, INC....................................             38
        4,275       * ANDRX CORP.....................................................            301
          986       * ANTIGENICS, INC................................................             16
        1,100       * APHTON CORP....................................................             16
        7,648       * APOGENT TECHNOLOGIES, INC......................................            197
       15,396         APPLERA CORP (APPLIED BIOSYSTEMS GROUP)........................            605
        4,715       * APPLERA CORP (CELERA GENOMICS GROUP)...........................            126
        1,186       * APPLIED MOLECULAR EVOLUTION....................................             15
        3,000       * APRIA HEALTHCARE GROUP, INC....................................             75
        1,293       * ARENA PHARMACEUTICALS, INC.....................................             16
        1,800       * ARIAD PHARMACEUTICALS, INC.....................................             10
        1,404       * ARQULE, INC....................................................             24
        1,100       * ARRAY BIOPHARMA, INC...........................................             16
          800         ARROW INTERNATIONAL, INC.......................................             32
        1,500       * ARTHROCARE CORP................................................             27
          200       * ASPECT MEDICAL SYSTEMS, INC....................................              2
        1,405       * ATRIX LABORATORIES, INC........................................             29
        1,600       * ATS MEDICAL, INC...............................................              8


    SHARES                                                                               VALUE (000)
   --------                                                                              -----------
        4,218       * AVANIR PHARMACEUTICALS (CLASS A)...............................      $      18
        4,300       * AVANT IMMUNOTHERAPEUTICS, INC..................................             17
        1,100       * AVI BIOPHARMA, INC.............................................             12
        1,400       * AVIGEN, INC....................................................             16
        2,000       * AVIRON.........................................................             99
        3,471         BARD (C.R.), INC...............................................            224
        1,763       * BARR LABORATORIES, INC.........................................            140
        3,900         BAUSCH & LOMB, INC.............................................            147
       42,846         BAXTER INTERNATIONAL, INC......................................          2,298
        4,085         BECKMAN COULTER, INC...........................................            181
       18,782         BECTON DICKINSON & CO..........................................            623
        7,027       * BEVERLY ENTERPRISES, INC.......................................             60
       10,786       * BIOGEN, INC....................................................            619
        1,500       * BIOMARIN PHARMACEUTICAL, INC...................................             20
       19,584         BIOMET, INC....................................................            605
        1,100       * BIOPURE CORP...................................................             16
          600       * BIO-RAD LABORATORIES, INC (CLASS A)............................             38
          920       * BIOSITE, INC...................................................             17
          200       * BIOSPHERE MEDICAL, INC.........................................              2
        4,200       * BIO-TECHNOLOGY GENERAL CORP....................................             35
          600       * BONE CARE INTERNATIONAL, INC...................................             10
          500       * BORON, LEPORE & ASSOCIATES, INC................................              7
       22,926       * BOSTON SCIENTIFIC CORP.........................................            553
      140,497         BRISTOL-MYERS SQUIBB CO........................................          7,165
        1,024       * BRITESMILE, INC................................................              5
        3,349       * BRUKER DALTONICS, INC..........................................             55
        1,480       * CALIPER TECHNOLOGIES CORP......................................             23
       32,707         CARDINAL HEALTH, INC...........................................          2,115
        2,300       * CARDIODYNAMICS INTERNATIONAL CORP..............................             15
       16,915       * CAREMARK RX, INC...............................................            276
        5,500       * CELGENE CORP...................................................            176
        2,500       * CELL GENESYS, INC..............................................             58
        1,900       * CELL PATHWAYS, INC.............................................             13
        2,500       * CELL THERAPEUTICS, INC.........................................             60
        3,277       * CEPHALON, INC..................................................            248
        1,820       * CERNER CORP....................................................             91
          800       * CERUS CORP.....................................................             37
        3,000       * CHARLES RIVER LABORATORIES INTERNATIONAL, INC..................            100
        6,324       * CHIRON CORP....................................................            277
       10,684         CIGNA CORP.....................................................            990
        1,065       * CIMA LABS, INC.................................................             38
        1,600       * CIPHERGEN BIOSYSTEMS, INC......................................             13
          400       * CLOSURE MEDICAL CORP...........................................              9
          600       * COBALT CORP....................................................              4
        2,000       * COHERENT, INC..................................................             62
        1,800       * COLUMBIA LABORATORIES, INC.....................................              6
        3,253       * COMMUNITY HEALTH SYSTEMS.......................................             83
        4,652       * COMPUTERIZED THERMAL IMAGING, INC..............................              7
          600       * CONCEPTUS, INC.................................................             14
        1,750       * CONMED CORP....................................................             35
        2,200       * CONNETICS CORP.................................................             26
        1,009         COOPER COS, INC................................................             50
        3,800       * COR THERAPEUTICS, INC..........................................             91
        3,003       * CORIXA CORP....................................................             45
          500       * CORVEL CORP....................................................             16
        4,300       * COVANCE, INC...................................................             98
        4,600       * COVENTRY HEALTH CARE, INC......................................             92
        1,100       * CRYOLIFE, INC..................................................             33
        1,951       * CUBIST PHARMACEUTICALS, INC....................................             70
        2,974       * CURAGEN CORP...................................................             67
        2,310       * CURIS, INC.....................................................             13
        1,400       * CV THERAPEUTICS, INC...........................................             73
        1,400       * CYBERONICS, INC................................................             37
        2,200       * CYGNUS, INC....................................................             12
        5,700       * CYTOGEN CORP...................................................             17
        8,400       * CYTYC CORP.....................................................            219
          800         DATASCOPE CORP.................................................             27
        6,100       * DAVITA, INC....................................................            149


             See Notes To Financial Statements     2001 ANNUAL REPORT TIAA Separate Account VA-1  13

         Statement of Investments    --    STOCK INDEX ACCOUNT    --    December 31, 2001
----------------------------------------------------------------------------------------------------
    SHARES                                                                               VALUE (000)
   --------                                                                              -----------
HEALTH CARE--(Continued)
        2,233       * DECODE GENETICS, INC...........................................      $      22
          800       * DELTAGEN, INC..................................................              7
        1,118       * DENDREON CORP..................................................             11
        2,400       * DENDRITE INTERNATIONAL, INC....................................             34
        3,300         DENTSPLY INTERNATIONAL, INC....................................            166
        1,600         DIAGNOSTIC PRODUCTS CORP.......................................             70
          636       * DIANON SYSTEMS, INC............................................             39
          800       * DIGENE CORP....................................................             24
        1,762       * DIVERSA CORP...................................................             25
        1,388       * DURECT CORP....................................................             16
        1,000       * DUSA PHARMACEUTICALS, INC......................................              8
          700       * DVI, INC.......................................................             12
        1,408       * DYAX CORP......................................................             15
          400       * DYNACQ INTERNATIONAL, INC......................................              9
        3,200       * ECLIPSYS CORP..................................................             54
        1,457       * EDEN BIOSCIENCE CORP...........................................              7
        4,240       * EDWARDS LIFESCIENCES CORP......................................            117
        1,100       * EMISPHERE TECHNOLOGIES, INC....................................             35
        1,307       * ENDO PHARMACEUTICALS HOLDINGS, INC.............................             15
          900       * ENDO PHARMACEUTICALS HOLDINGS, INC WTS 12/31/02................              1
          900       * ENDOCARE, INC..................................................             16
        1,200       * ENTREMED, INC..................................................             10
        1,612       * ENZO BIOCHEM, INC..............................................             38
        3,140       * ENZON, INC.....................................................            177
        1,484       * ESPERION THERAPEUTICS, INC.....................................             11
          300       * EXACT SCIENCES CORP............................................              3
        2,424       * EXELIXIS, INC..................................................             40
        5,702       * EXPRESS SCRIPTS, INC...........................................            267
        6,455       * FIRST HEALTH GROUP CORP........................................            160
          739       * FIRST HORIZON PHARMACEUTICAL...................................             22
        4,000       * FISHER SCIENTIFIC INTERNATIONAL, INC...........................            117
       12,914       * FOREST LABORATORIES, INC.......................................          1,058
        1,327       * GENAISSANCE PHARMACEUTICALS....................................              6
        1,900       * GENE LOGIC, INC................................................             36
        2,900       * GENELABS TECHNOLOGIES..........................................              5
          724       * GENENCOR INTERNATIONAL, INC....................................             12
       15,920       * GENENTECH, INC.................................................            864
        1,700       * GENOME THERAPEUTICS CORP.......................................             12
          800       * GENSTAR THERAPEUTICS CORP......................................              2
        1,500       * GENTA, INC.....................................................             21
        2,514       * GENZYME CORP (BIOSURGERY DIVISION).............................             13
       14,450       * GENZYME CORP (GENERAL DIVISION)................................            865
        1,098       * GENZYME CORP (MOLECULAR ONCOLOGY DIVISION).....................              9
        1,600       * GERON CORP.....................................................             14
        6,968       * GILEAD SCIENCES, INC...........................................            458
       22,123       * GUIDANT CORP...................................................          1,102
        1,753       * GUILFORD PHARMACEUTICALS, INC..................................             21
        1,516       * HAEMONETICS CORP...............................................             51
          400       * HARVARD BIOSCIENCE, INC........................................              4
       37,300         HCA, INC.......................................................          1,438
       17,764       * HEALTH MANAGEMENT ASSOCIATES, INC (CLASS A)....................            327
        6,586       * HEALTH NET, INC................................................            143
          900       * HEALTHEXTRAS, INC..............................................              5
       28,463       * HEALTHSOUTH CORP...............................................            422
        1,300       * HEMISPHERX BIOPHARMA, INC......................................              6
        2,508       * HENRY SCHEIN, INC..............................................             93
        3,236         HILLENBRAND INDUSTRIES, INC....................................            179
        9,319       * HUMAN GENOME SCIENCES, INC.....................................            314
       12,200       * HUMANA, INC....................................................            144
          900       * HYSEQ, INC.....................................................              7
        5,951         ICN PHARMACEUTICALS, INC.......................................            199
        3,545       * ICOS CORP......................................................            204
          420       * ICU MEDICAL, INC...............................................             19
        8,108       * IDEC PHARMACEUTICALS CORP......................................            559
        2,400       * IDEXX LABORATORIES, INC........................................             68
        1,100       * IDX SYSTEMS CORP...............................................             14
          900       * IGEN INTERNATIONAL, INC........................................             36


    SHARES                                                                               VALUE (000)
   --------                                                                              -----------
        2,300       * ILEX ONCOLOGY, INC.............................................      $      62
        1,352       * ILLUMINA, INC..................................................             16
        2,536       * I-MANY, INC....................................................             24
        4,422       * IMCLONE SYSTEMS, INC...........................................            205
        2,300       * IMMUNE RESPONSE CORP...........................................              3
       23,114       * IMMUNEX CORP...................................................            640
        2,900       * IMMUNOGEN, INC.................................................             48
        2,700       * IMMUNOMEDICS, INC..............................................             55
        1,400       * IMPATH, INC....................................................             62
        1,188       * IMPAX LABORATORIES, INC........................................             16
       21,398         IMS HEALTH, INC................................................            417
          900       * INAMED CORP....................................................             27
        4,807       * INCYTE GENOMICS, INC...........................................             93
        3,200       * INHALE THERAPEUTIC SYSTEMS, INC................................             59
        2,500       * INKINE PHARMACEUTICAL CO, INC..................................              4
        2,405       * INSMED, INC....................................................              9
        1,188       * INSPIRE PHARMACEUTICALS, INC...................................             17
          799       * INTEGRA LIFESCIENCES HOLDING...................................             21
        2,100       * INTEGRATED SILICON SOLUTION, INC...............................             26
        2,056       * INTERMUNE, INC.................................................            101
        2,619       * INTERNEURON PHARMACEUTICALS, INC...............................             29
        2,235       * INTUITIVE SURGICAL, INC........................................             22
        1,514         INVACARE CORP..................................................             51
        3,841       * INVITROGEN CORP................................................            238
        2,938       * ISIS PHARMACEUTICALS, INC......................................             65
        1,200       * I-STAT CORP....................................................              9
       11,419       * IVAX CORP......................................................            230
      222,727         JOHNSON & JOHNSON..............................................         13,163
          709       * KENDLE INTERNATIONAL, INC......................................             14
        1,500       * KERYX BIOPHARMACEUTICALS, INC..................................             11
       13,683       * KING PHARMACEUTICALS, INC......................................            576
          400       * KOS PHARMACEUTICALS, INC.......................................             14
        1,400       * KOSAN BIOSCIENCES, INC.........................................             11
        1,600       * KV PHARMACEUTICAL CO (CLASS B).................................             52
        2,329       * LA JOLLA PHARMACEUTICAL CO.....................................             21
        3,484       * LABORATORY CORP OF AMERICA HOLDINGS............................            282
          584         LANDAUER, INC..................................................             20
          900       * LARGE SCALE BIOLOGY CORP.......................................              4
        2,341       * LEXICON GENETICS, INC..........................................             27
        2,828       * LIFEPOINT HOSPITALS, INC.......................................             96
        2,919       * LIGAND PHARMACEUTICALS, INC (CLASS B)..........................             52
       69,668         LILLY (ELI) & CO...............................................          5,472
        6,797       * LINCARE HOLDINGS, INC..........................................            195
        1,106       * LUMINEX CORP...................................................             19
        1,653       * MACROCHEM CORP.................................................              5
        1,695       * MAGELLAN HEALTH SERVICES, INC..................................             11
        7,397       * MANOR CARE, INC................................................            175
        1,102       * MARTEK BIOSCIENCES CORP........................................             24
        1,900       * MATRIX PHARMACEUTICALS, INC....................................              3
        1,700       * MAXIM PHARMACEUTICALS, INC.....................................             12
          900       * MAXIMUS, INC...................................................             38
        2,043       * MAXYGEN, INC...................................................             36
       20,687         MCKESSON CORP..................................................            774
        5,300       * MEDAREX, INC...................................................             95
          534       * MED-DESIGN CORP................................................             11
        1,539       * MEDICINES CO...................................................             18
        2,250       * MEDICIS PHARMACEUTICAL CORP (CLASS A)..........................            145
       15,397       * MEDIMMUNE, INC.................................................            714
          753       * MEDQUIST, INC..................................................             22
       87,807         MEDTRONIC, INC.................................................          4,497
        1,500         MENTOR CORP....................................................             43
      165,173         MERCK & CO, INC................................................          9,712
        1,500       * MGI PHARMA, INC................................................             23
        3,500       * MID ATLANTIC MEDICAL SERVICES, INC.............................             79
       15,975       * MILLENNIUM PHARMACEUTICALS, INC................................            392
        3,500         MILLIPORE CORP.................................................            212
        1,100       * MIRAVANT MEDICAL TECHNOLOGIES..................................             11
        1,200       * MOLECULAR DEVICES CORP.........................................             25


14   2001 ANNUAL REPORT TIAA Separate Account VA-1          See Notes To Financial Statements

         Statement of Investments    --    STOCK INDEX ACCOUNT    --    December 31, 2001
----------------------------------------------------------------------------------------------------
    SHARES                                                                               VALUE (000)
   --------                                                                              -----------
HEALTH CARE--(Continued)
        9,058         MYLAN LABORATORIES, INC........................................      $     340
        1,680       * MYRIAD GENETICS, INC...........................................             88
        2,700       * NABI...........................................................             28
        1,000       * NANOGEN, INC...................................................              6
        1,723       * NAPRO BIOTHERAPEUTICS, INC.....................................             20
          600       * NATIONAL HEALTHCARE CORP.......................................              9
          827       * NEOPHARM, INC..................................................             21
          800       * NEOSE TECHNOLOGIES, INC........................................             29
        1,700       * NEUROCRINE BIOSCIENCES, INC....................................             87
        1,100       * NEUROGEN CORP..................................................             19
       17,000      b* NEUROMEDICAL SYSTEMS, INC......................................              0
        1,000       * NORTH AMERICAN SCIENTIFIC......................................             13
        1,037       * NOVAVAX, INC...................................................             15
        1,600       * NOVEN PHARMACEUTICALS, INC.....................................             28
        1,200       * NOVOSTE CORP...................................................             10
        2,000       * NPS PHARMACEUTICALS, INC.......................................             77
        1,200       * OCULAR SCIENCES, INC...........................................             28
        5,988         OMNICARE, INC..................................................            149
        1,700       * ON ASSIGNMENT, INC.............................................             39
        1,350       * ONYX PHARMACEUTICALS, INC......................................              7
          500       * OPTION CARE, INC...............................................             10
        1,876       * ORASURE TECHNOLOGIES, INC......................................             23
        2,878       * ORCHID BIOSCIENCES, INC........................................             16
        2,925       * ORGANOGENESIS, INC.............................................             14
        2,803       * ORTHODONTIC CENTERS OF AMERICA, INC............................             85
        2,548       * OSI PHARMACEUTICALS, INC.......................................            117
        2,500         OWENS & MINOR, INC.............................................             46
        7,200       * OXFORD HEALTH PLANS, INC.......................................            217
        2,000       * PACIFICARE HEALTH SYSTEMS, INC.................................             32
        2,100       * PAIN THERAPEUTICS, INC.........................................             19
        8,148         PALL CORP......................................................            196
        2,000       * PARADIGM GENETICS, INC.........................................             11
        1,800       * PAREXEL INTERNATIONAL CORP.....................................             26
        3,600       * PATTERSON DENTAL CO............................................            147
          552       * PDI, INC.......................................................             12
        1,464       * PEDIATRIX MEDICAL GROUP, INC...................................             50
        2,266       * PER SE TECHNOLOGIES, INC.......................................             24
        7,900       * PEREGRINE PHARMACEUTICALS, INC.................................             27
      456,444         PFIZER, INC....................................................         18,189
        2,800       * PHARMACEUTICAL PRODUCT DEVELOPMENT, INC........................             90
        1,269       * PHARMACEUTICAL RESOURCES, INC..................................             43
       93,732         PHARMACIA CORP.................................................          3,998
        1,600       * PHARMACOPEIA, INC..............................................             22
        1,200       * PHARMACYCLICS, INC.............................................             12
        3,984       * PHARMOS CORP...................................................              9
        6,600      b* PHYSICIANS RESOURCE GROUP, INC.................................              0
          800       * POLYMEDICA CORP................................................             13
        1,227       * POSSIS MEDICAL, INC............................................             21
        1,425       * POZEN, INC.....................................................              7
        3,663       * PRAECIS PHARMACEUTICALS, INC...................................             21
           84       * PRIORITY HEALTHCARE CORP (CLASS A).............................              3
        1,405       * PRIORITY HEALTHCARE CORP (CLASS B).............................             49
        6,300       * PROCURENET, INC................................................              1
          583       * PROGENICS PHARMACEUTICALS......................................             11
        6,374       * PROTEIN DESIGN LABS, INC.......................................            209
        2,300       * PROVINCE HEALTHCARE CO.........................................             71
        4,900       * PSS WORLD MEDICAL, INC.........................................             40
        5,114       * QUEST DIAGNOSTICS, INC.........................................            367
        7,912       * QUINTILES TRANSNATIONAL CORP...................................            127
        1,800       * REGENERATION TECHNOLOGIES......................................             18
        1,900       * REGENERON PHARMACEUTICALS, INC.................................             54
        1,100       * REHABCARE GROUP, INC...........................................             33
        3,550       * RENAL CARE GROUP, INC..........................................            114
        2,300       * RESMED, INC....................................................            124
        2,200       * RESPIRONICS, INC...............................................             76
          800       * RIBOZYME PHARMACEUTICALS, INC..................................              4
        1,896       * RIGEL PHARMACEUTICALS, INC.....................................              9


    SHARES                                                                               VALUE (000)
   --------                                                                              -----------
          300       * RIGHTCHOICE MANAGED CARE, INC..................................      $      21
          718       * SANGAMO BIOSCIENCES, INC.......................................              7
        1,300       * SANGSTAT MEDICAL CORP..........................................             26
      106,290         SCHERING-PLOUGH CORP...........................................          3,810
        3,297       * SCIOS, INC.....................................................             78
          500       * SEATTLE GENETICS, INC..........................................              3
          680       * SELECT MEDICAL CORP............................................             11
        5,700       * SEPRACOR, INC..................................................            325
        2,073       * SEQUENOM, INC..................................................             22
        1,311       * SEROLOGICALS CORP..............................................             28
       21,200       * SERVICE CORP INTERNATIONAL.....................................            106
        3,900       * SICOR, INC.....................................................             61
        1,748       * SIERRA HEALTH SERVICES, INC....................................             14
        1,646       * SOLA INTERNATIONAL, INC........................................             32
          733       * SONOSITE, INC..................................................             19
          366       * SPECIALTY LABORATORIES, INC....................................             10
          100       * SRI/SURGICAL EXPRESS, INC......................................              2
        6,284       * ST. JUDE MEDICAL, INC..........................................            488
        1,119       * STERICYCLE, INC................................................             68
        4,700       * STERIS CORP....................................................             86
        7,000       * STEWART ENTERPRISES, INC (CLASS A).............................             42
        9,762         STRYKER CORP...................................................            570
        1,300       * SUNRISE ASSISTED LIVING, INC...................................             38
        1,224       * SUPERGEN, INC..................................................             18
        1,000       * SURMODICS, INC.................................................             36
        2,766       * SYBRON DENTAL SPECIALTIES, INC.................................             60
        1,400       * SYNCOR INTERNATIONAL CORP......................................             40
        1,632       * TANOX, INC.....................................................             30
        2,700       * TARGETED GENETICS CORP.........................................              7
        3,000       * TECHNE CORP....................................................            111
        1,575       * TELIK, INC.....................................................             21
       23,567       * TENET HEALTHCARE CORP..........................................          1,384
        3,200       * TEXAS BIOTECHNOLOGY CORP.......................................             21
        2,000       * THERAGENICS CORP...............................................             20
          500       * THIRD WAVE TECHNOLOGIES, INC...................................              4
        2,550       * THORATEC CORP..................................................             43
        1,800       * TITAN PHARMACEUTICALS, INC.....................................             18
        1,032       * TRANSGENOMIC, INC..............................................             11
        1,600       * TRANSKARYOTIC THERAPIES, INC...................................             68
        5,271       * TRIAD HOSPITALS, INC...........................................            155
        2,957       * TRIANGLE PHARMACEUTICALS, INC..................................             12
        2,748       * TRIGON HEALTHCARE, INC.........................................            191
        1,300       * TRIMERIS, INC..................................................             58
        1,781       * TRIPATH IMAGING, INC...........................................             13
        1,357       * TULARIK, INC...................................................             33
        6,618       * U.S. ONCOLOGY, INC.............................................             50
          300       * U.S. PHYSICAL THERAPY, INC.....................................              5
        1,200       * UNITED THERAPEUTICS CORP.......................................             12
       22,843         UNITEDHEALTH GROUP, INC........................................          1,617
        3,388       * UNIVERSAL HEALTH SERVICES, INC (CLASS B).......................            145
          789       * UROLOGIX, INC..................................................             16
          300       * V.I. TECHNOLOGIES, INC.........................................              2
        2,200       * VALENTIS, INC..................................................              7
        2,453       * VARIAN MEDICAL SYSTEMS, INC....................................            175
        2,300       * VARIAN, INC....................................................             75
        4,100       * VASOMEDICAL, INC...............................................             15
          600       * VAXGEN, INC....................................................              7
          800       * VENTANA MEDICAL SYSTEMS, INC...................................             18
        4,541         VENTAS, INC....................................................             52
        1,233       * VENTIV HEALTH, INC.............................................              5
        1,014       * VERSICOR, INC..................................................             21
        5,386       * VERTEX PHARMACEUTICALS, INC....................................            132
        1,897       * VIASYS HEALTHCARE, INC.........................................             38
        1,500       * VICAL, INC.....................................................             18
        2,572       * VIDAMED, INC...................................................             20
        1,918       * VION PHARMACEUTICALS, INC......................................              8
        1,293       * VIROPHARMA, INC................................................             30
        3,600       * VISX, INC......................................................             48


             See Notes To Financial Statements     2001 ANNUAL REPORT TIAA Separate Account VA-1  15

         Statement of Investments    --    STOCK INDEX ACCOUNT    --    December 31, 2001
----------------------------------------------------------------------------------------------------
    SHARES                                                                               VALUE (000)
   --------                                                                              -----------
HEALTH CARE--(Continued)
          400         VITAL SIGNS, INC...............................................      $      14
        9,463       * WATERS CORP....................................................            367
        7,760       * WATSON PHARMACEUTICALS, INC....................................            244
          675       * WATSON WYATT & CO HOLDINGS.....................................             15
       18,853       * WEBMD CORP.....................................................            133
        4,542       * WELLPOINT HEALTH NETWORKS, INC.................................            531
        1,200         X-RITE, INC....................................................             10
       14,029       * ZIMMER HOLDINGS, INC...........................................            428
          600       * ZOLL MEDICAL CORP..............................................             23
                                                                                           ---------
                      TOTAL HEALTH CARE..............................................        127,741
                                                                                           ---------
OTHER--1.88%
          900       * 4KIDS ENTERTAINMENT, INC.......................................             18
        1,300         ABM INDUSTRIES, INC............................................             41
        1,430       * ACACIA RESEARCH CORP...........................................             16
          591       * ACTRADE FINANCIAL TECHNOLOGIES LTD.............................             17
        3,000         ACUITY BRANDS, INC.............................................             36
        1,600       * ADMINISTAFF, INC...............................................             44
        1,300       * ADVO, INC......................................................             56
        2,900         ALEXANDER & BALDWIN, INC.......................................             77
          505         AMBASSADORS INTERNATIONAL, INC.................................             11
        1,800         BANTA CORP.....................................................             53
        1,010       * BELL MICROPRODUCTS, INC........................................             13
       13,290         H & R BLOCK, INC...............................................            594
        1,200         BRADY CORP (CLASS A)...........................................             44
          873       * BRIGHT HORIZONS FAMILY SOLUTIONS, INC..........................             24
        3,000       * CAREER EDUCATION CORP..........................................            103
          900       * CDI CORP.......................................................             17
       69,609       * CENDANT CORP...................................................          1,365
        1,150         CENTRAL PARKING CORP...........................................             23
        5,500       * CENTURY BUSINESS SERVICES, INC.................................             13
        8,394         CINTAS CORP....................................................            403
          602       * CORINTHIAN COLLEGES, INC.......................................             25
        2,535       * CORPORATE EXECUTIVE BOARD CO...................................             93
        1,000       * COSTAR GROUP, INC..............................................             24
        3,800         CRANE CO.......................................................             97
          400         CURTISS-WRIGHT CORP............................................             19
        1,294       * DAISYTEK INTERNATIONAL CORP....................................             17
        4,273       * DEVRY, INC.....................................................            122
       14,607         DOVER CORP.....................................................            541
        5,635       * DUN & BRADSTREET CORP..........................................            199
        1,930       * EDISON SCHOOLS, INC............................................             38
        1,519       * EDUCATION MANAGEMENT CORP......................................             55
          800       * ESCO TECHNOLOGIES, INC.........................................             28
        5,901       * EXULT, INC.....................................................             95
        1,700       * FIRST CONSULTING GROUP, INC....................................             27
        2,900         FIRST INDUSTRIAL REALTY TRUST, INC.............................             90
          900       * FORRESTER RESEARCH, INC........................................             18
       10,880         FORTUNE BRANDS, INC............................................            431
        1,525       * GENTIVA HEALTH SERVICES, INC...................................             33
        2,480       * GETTY IMAGES, INC..............................................             57
        2,027       * GTECH HOLDINGS CORP............................................             92
        2,100         HARLAND (JOHN H.) CO...........................................             46
        1,400       * HEIDRICK & STRUGGLES INTERNATIONAL, INC........................             25
        4,200         HON INDUSTRIES, INC............................................            116
       59,021         HONEYWELL INTERNATIONAL, INC...................................          1,996
          600       * HOTEL RESERVATIONS NETWORK, INC (CLASS A)......................             28
        2,100       * HOTJOBS.COM LTD................................................             22
          200       * ICT GROUP, INC.................................................              4
        2,100       * INFOUSA, INC...................................................             15
        1,025       * ITRON, INC.....................................................             31
        5,613         ITT INDUSTRIES, INC............................................            283
        1,200         KELLY SERVICES, INC (CLASS A)..................................             26
        2,700       * KORN/FERRY INTERNATIONAL.......................................             29
        2,850       * LABOR READY, INC...............................................             15
        5,300         LIBERTY PROPERTY TRUST.........................................            158
        9,630         LOEWS CORP.....................................................            533


    SHARES                                                                               VALUE (000)
   --------                                                                              -----------
          400       * MANAGEMENT NETWORK GROUP, INC..................................      $       3
        5,591         MANPOWER, INC..................................................            188
        2,200         MATTHEWS INTERNATIONAL CORP (CLASS A)..........................             54
          553         MCGRATH RENTCORP...............................................             21
          800       * MEMBERWORKS, INC...............................................             11
        6,400       * METROMEDIA INTERNATIONAL GROUP, INC............................              5
        6,683       * MPS GROUP, INC.................................................             48
       11,373         MOODY'S CORP...................................................            453
        2,045       * MSC.SOFTWARE CORP..............................................             32
        3,000         NATIONAL SERVICE INDUSTRIES, INC...............................              6
        2,700       * NAVIGANT CONSULTING CO.........................................             15
        1,391       * NCO GROUP, INC.................................................             32
          800         NEW ENGLAND BUSINESS SERVICES, INC.............................             15
          100       * NEW HORIZONS WORLDWIDE, INC....................................              1
        1,262       * OFFSHORE LOGISTICS, INC........................................             22
        3,781         PITTSTON BRINK'S GROUP.........................................             84
        1,274       * PREPAID LEGAL SERVICES, INC....................................             28
          973       * PROQUEST CO....................................................             33
        2,160       * R.H. DONNELLEY CORP............................................             63
        1,900       * RENT-WAY, INC..................................................             11
          679       * RIGHT MANAGEMENT CONSULTANTS...................................             12
       11,200       * ROBERT HALF INTERNATIONAL, INC.................................            299
        1,081         ROLLINS, INC...................................................             22
        1,196       * SCHOOL SPECIALTY, INC..........................................             27
       21,762         SERVICEMASTER CO...............................................            300
        3,800       * SPHERION CORP..................................................             37
        2,703       * SPX CORP.......................................................            370
          900         STANDARD REGISTER CO...........................................             17
        1,000         STANDEX INTERNATIONAL CORP.....................................             22
          500       * STARTEK, INC...................................................              9
          427         STRAYER EDUCATION, INC.........................................             21
        9,130         SUPERVALU, INC.................................................            202
        1,600       * SYMYX TECHNOLOGIES, INC........................................             34
       48,430         SYSCO CORP.....................................................          1,270
          835         TALX CORP......................................................             21
          600       * TEJON RANCH CO.................................................             14
        2,489         TELEFLEX, INC..................................................            118
        2,600       * TELETECH HOLDINGS, INC.........................................             37
        9,500       * TERREMARK WORLDWIDE, INC.......................................              5
        8,600         TEXTRON, INC...................................................            357
        5,908       * TMP WORLDWIDE, INC.............................................            253
        1,000       * TRADESTATION GROUP, INC........................................              2
          755       * TRAVELOCITY.COM, INC...........................................             22
            2         TYCO INTERNATIONAL LTD.........................................              0
        5,950       * U.S. INDUSTRIES, INC...........................................             15
          587         UNIFIRST CORP..................................................             13
          800       * UNIROYAL TECHNOLOGY CORP.......................................              3
        2,300       * UNITED STATIONERS, INC.........................................             77
       34,004         UNITED TECHNOLOGIES CORP.......................................          2,198
        3,502         VALSPAR CORP...................................................            139
        6,032         VIAD CORP......................................................            143
          700       * WACKENHUT CORP (CLASS A).......................................             17
          600       * WACKENHUT CORRECTIONS CORP.....................................              8
        2,300         WALTER INDUSTRIES, INC.........................................             26
                                                                                           ---------
                      TOTAL OTHER....................................................         15,631
                                                                                           ---------
PRODUCER DURABLES--5.63%
        2,289       * ACTIVE POWER, INC..............................................             16
        4,600         AGCO CORP......................................................             73
       10,003       * ALLIED WASTE INDUSTRIES, INC...................................            141
          800         AMERICAN STATES WATER CO.......................................             28
        5,618         AMERICAN WATER WORKS CO, INC...................................            235
        2,400         AMETEK, INC....................................................             77
        1,300         APPLIED INDUSTRIAL TECHNOLOGIES, INC...........................             24
        1,200       * ASTEC INDUSTRIES, INC..........................................             17
          300       * AUGUST TECHNOLOGY CORP.........................................              3
        1,700         BALDOR ELECTRIC CO.............................................             36
        2,248       * BEACON POWER CORP..............................................              3


16   2001 ANNUAL REPORT TIAA Separate Account VA-1          See Notes To Financial Statements

         Statement of Investments    --    STOCK INDEX ACCOUNT    --    December 31, 2001
----------------------------------------------------------------------------------------------------
    SHARES                                                                               VALUE (000)
   --------                                                                              -----------
PRODUCER DURABLES--(Continued)
        1,600         BRIGGS & STRATTON CORP.........................................      $      68
        1,300       * BROOKS AUTOMATION, INC.........................................             53
        1,000         CALIFORNIA WATER SERVICE GROUP.................................             26
        1,300       * CASELLA WASTE SYSTEMS, INC (CLASS A)...........................             19
        1,242       * CATALYTICA ENERGY SYSTEMS, INC.................................              6
       24,861         CATERPILLAR, INC...............................................          1,299
          628         CIRCOR INTERNATIONAL, INC......................................             12
        1,500       * COINSTAR, INC..................................................             38
          537         CONECTIV (CLASS A).............................................             11
          734       * CONSOLIDATED GRAPHICS, INC.....................................             14
        6,316         COOPER INDUSTRIES, INC.........................................            221
        3,700       * COVANTA ENERGY CORP............................................             17
        2,503         CUMMINS, INC...................................................             96
        1,000       * CUNO, INC......................................................             31
        6,884         DANAHER CORP...................................................            415
       16,805         DEERE & CO.....................................................            734
        3,350       * DYCOM INDUSTRIES, INC..........................................             56
        5,051         EATON CORP.....................................................            376
       31,106         EMERSON ELECTRIC CO............................................          1,776
          820       * EMEX CORP......................................................              3
        3,300         FEDERAL SIGNAL CORP............................................             73
          956       * FLOW INTERNATIONAL CORP........................................             12
        3,200       * FLOWSERVE CORP.................................................             85
          300         FRANKLIN ELECTRIC CO, INC......................................             25
        2,400       * FUELCELL ENERGY, INC...........................................             44
        1,000       * GARDNER DENVER, INC............................................             22
        3,011         GATX CORP......................................................             98
      721,141         GENERAL ELECTRIC CO............................................         28,903
          800       * GENLYTE GROUP, INC.............................................             24
          538       * GLOBAL POWER EQUIPMENT GROUP, INC..............................              8
          539         GORMAN-RUPP CO.................................................             14
        5,420         GRAINGER (W.W.), INC...........................................            260
        1,804       * H POWER CORP...................................................              6
        2,900         HARSCO CORP....................................................             99
        1,681       * HEADWATERS, INC................................................             19
        3,549         HUBBELL, INC (CLASS B).........................................            104
        2,250         IDEX CORP......................................................             78
       16,863         ILLINOIS TOOL WORKS, INC.......................................          1,142
        1,411       * IMAGISTICS INTERNATIONAL, INC..................................             17
       11,445         INGERSOLL-RAND CO..............................................            479
        1,200       * IONICS, INC....................................................             36
        3,200         JLG INDUSTRIES, INC............................................             34
          993       * KADANT, INC....................................................             14
        2,035         KAYDON CORP....................................................             46
        2,294         KENNAMETAL, INC................................................             92
          500         LAWSON PRODUCTS, INC...........................................             13
        2,311         LINCOLN ELECTRIC HOLDINGS, INC.................................             56
          800         LINDSAY MANUFACTURING CO.......................................             15
        1,350       * LITTELFUSE, INC................................................             35
        3,909       * MAGNA ENTERTAINMENT CORP (CLASS A).............................             27
        1,200       * MAGNETEK, INC..................................................             11
        1,875         MANITOWOC CO, INC..............................................             58
          733       * MAXWELL TECHNOLOGIES, INC......................................              7
        1,700       * MECHANICAL TECHNOLOGY, INC.....................................              5
        1,150         MILACRON, INC..................................................             18
          600         MINE SAFETY APPLIANCES CO......................................             24
       28,429         MINNESOTA MINING & MANUFACTURING CO............................          3,359
          500         NACCO INDUSTRIES, INC (CLASS A)................................             28
        2,075       * NATIONAL INSTRUMENTS CORP......................................             78
        4,300         NAVISTAR INTERNATIONAL CORP....................................            170
        4,900       * NEWPARK RESOURCES, INC.........................................             39
        1,000         NEWPORT NEWS SHIPBUILDING, INC.................................             71
        1,000         NN, INC........................................................             11
        1,694         NORDSON CORP...................................................             45
        4,600         PACCAR, INC....................................................            302
        8,466         PARKER HANNIFIN CORP...........................................            389
        1,517       * PEMSTAR, INC...................................................             18


    SHARES                                                                               VALUE (000)
   --------                                                                              -----------
        4,108         PHILADELPHIA SUBURBAN CORP.....................................      $      93
          900       * PHOTON DYNAMICS, INC...........................................             41
       17,745         PITNEY BOWES, INC..............................................            667
          600       * PLUG POWER, INC................................................              5
        4,000       * POWER-ONE, INC.................................................             42
        1,812       * QUANTA SERVICES, INC...........................................             28
        1,323       * RAYOVAC CORP...................................................             23
        1,539         REGAL-BELOIT CORP..............................................             34
       12,254       * REPUBLIC SERVICES, INC.........................................            245
          300         RICHARDSON ELECTRONICS LTD.....................................              4
          600         ROBBINS & MYERS, INC...........................................             14
       11,300         ROCKWELL COLLINS, INC..........................................            220
       11,300         ROCKWELL INTERNATIONAL CORP....................................            202
        2,139         ROPER INDUSTRIES, INC..........................................            106
          827       * SAGE, INC......................................................             31
          744         SAUER-DANFOSS, INC.............................................              6
          200         SJW CORP.......................................................             17
          731       * SPS TECHNOLOGIES, INC..........................................             26
        1,823         STEWART & STEVENSON SERVICES, INC..............................             34
        1,100         TECUMSEH PRODUCTS CO (CLASS A).................................             56
          700         TENNANT CO.....................................................             26
        2,000       * TEREX CORP.....................................................             35
        3,491       * TETRA TECH, INC................................................             70
          871       * TETRA TECHNOLOGIES, INC........................................             18
        4,199       * THOMAS & BETTS CORP............................................             89
        3,629         TIMKEN CO......................................................             59
          900         TORO CO........................................................             41
          381       * TRC COS, INC...................................................             19
          700       * TRIKON TECHNOLOGIES, INC.......................................              8
        2,700         TRINITY INDUSTRIES, INC........................................             73
        3,300       * UNOVA, INC.....................................................             19
        2,500       * VALENCE TECHNOLOGY, INC........................................              8
          600         VALHI, INC.....................................................              8
        1,000         VALMONT INDUSTRIES, INC........................................             14
        2,201         WABTEC CORP....................................................             27
        1,912       * WASTE CONNECTIONS, INC.........................................             59
       45,450         WASTE MANAGEMENT, INC..........................................          1,450
        1,100         WATTS INDUSTRIES, INC (CLASS A)................................             17
       52,224         XEROX CORP.....................................................            544
                                                                                           ---------
                      TOTAL PRODUCER DURABLES........................................         46,915
                                                                                           ---------
TECHNOLOGY--18.90%
       24,842       * 3COM CORP......................................................            158
        1,000       * 3D SYSTEMS CORP................................................             14
        2,400       * 3DO CO.........................................................              5
          800      b* ACT MANUFACTURING, INC.........................................              0
        1,700       * ACTEL CORP.....................................................             34
       13,979       * ACTERNA CORP...................................................             55
        2,397       * ACTIVISION, INC................................................             62
        3,042       * ACTUATE CORP...................................................             16
        6,539       * ACXIOM CORP....................................................            114
        7,600       * ADAPTEC, INC...................................................            110
       57,292       * ADC TELECOMMUNICATIONS, INC....................................            264
          700       * ADE CORP.......................................................              7
       17,253         ADOBE SYSTEMS, INC.............................................            536
        1,500       * ADTRAN, INC....................................................             38
        4,400       * ADVANCED DIGITAL INFORMATION CORP..............................             71
        1,353       * ADVANCED ENERGY INDUSTRIES, INC................................             36
        5,800       * ADVANCED FIBRE COMMUNICATIONS, INC.............................            102
       24,863       * ADVANCED MICRO DEVICES, INC....................................            394
        2,200       * ADVENT SOFTWARE, INC...........................................            110
        4,300       * AEROFLEX, INC..................................................             81
        1,700       * AETHER SYSTEMS, INC............................................             16
        3,300       * AFFILIATED COMPUTER SERVICES, INC (CLASS A)....................            350
       43,486       * AGERE SYSTEMS, INC (CLASS A)...................................            247
        2,200       * AGILE SOFTWARE CORP............................................             38
       33,382       * AGILENT TECHNOLOGIES, INC......................................            952
        5,252       * AKAMAI TECHNOLOGIES, INC.......................................             31


             See Notes To Financial Statements     2001 ANNUAL REPORT TIAA Separate Account VA-1  17

         Statement of Investments    --    STOCK INDEX ACCOUNT    --    December 31, 2001
----------------------------------------------------------------------------------------------------
    SHARES                                                                               VALUE (000)
   --------                                                                              -----------
TECHNOLOGY--(Continued)
        2,000       * ALLIANCE SEMICONDUCTOR CORP....................................      $      24
          600       * ALLOY, INC.....................................................             13
        3,114       * ALPHA INDUSTRIES, INC..........................................             68
       26,277       * ALTERA CORP....................................................            558
        1,627       * AMERICA ONLINE LATIN AMERICA, INC (CLASS A)....................              7
        3,150       * AMERICAN MANAGEMENT SYSTEMS, INC...............................             57
       11,900       * AMERICAN POWER CONVERSION CORP.................................            172
        1,600       * AMERICAN SUPERCONDUCTOR CORP...................................             20
        9,267       * AMKOR TECHNOLOGY, INC..........................................            149
        3,100       * AMPHENOL CORP (CLASS A)........................................            149
        2,400       * ANADIGICS, INC.................................................             37
       24,863       * ANALOG DEVICES, INC............................................          1,104
          400         ANALOGIC CORP..................................................             15
        1,600       * ANAREN MICROWAVE, INC..........................................             28
        5,875       * ANDREW CORP....................................................            129
        1,900       * ANIXTER INTERNATIONAL, INC.....................................             55
          400       * ANSOFT CORP....................................................              6
        2,800       * ANSWERTHINK, INC...............................................             18
        1,047       * ANSYS, INC.....................................................             26
        1,700       * APAC CUSTOMER SERVICES, INC....................................              4
       25,484       * APPLE COMPUTER, INC............................................            558
          600       * APPLIED INNOVATION, INC........................................              4
       59,279       * APPLIED MATERIALS, INC.........................................          2,377
       20,460       * APPLIED MICRO CIRCUITS CORP....................................            232
        2,100       * ARBITRON, INC..................................................             72
        1,282       * AREMISSOFT CORP................................................              1
       16,117       * ARIBA, INC.....................................................             99
        3,686       * ARRIS GROUP, INC...............................................             36
        7,158       * ARROW ELECTRONICS, INC.........................................            214
        4,000       * ART TECHNOLOGY GROUP, INC......................................             14
        2,400       * ARTESYN TECHNOLOGIES, INC......................................             22
          900       * ARTISAN COMPONENTS, INC........................................             14
       20,300       * ASCENTIAL SOFTWARE CORP........................................             82
        1,946       * ASIAINFO HOLDINGS, INC.........................................             34
        4,000       * ASPECT COMMUNICATIONS CORP.....................................             16
        2,200       * ASPEN TECHNOLOGY, INC..........................................             37
          882       * ASTROPOWER, INC................................................             36
        2,600       * ASYST TECHNOLOGIES, INC........................................             33
       29,090       * ATMEL CORP.....................................................            214
        2,000       * ATMI, INC......................................................             48
          800       * AUDIOVOX CORP (CLASS A)........................................              6
        3,311       * AUSPEX SYSTEMS, INC............................................              6
        3,949         AUTODESK, INC..................................................            147
       44,995         AUTOMATIC DATA PROCESSING, INC.................................          2,650
        2,135       * AVANEX CORP....................................................             13
        2,700       * AVANT! CORP....................................................             55
       20,805       * AVAYA, INC.....................................................            253
        3,601       * AVICI SYSTEMS, INC.............................................             10
        1,900       * AVID TECHNOLOGY, INC...........................................             23
        8,590         AVNET, INC.....................................................            219
        3,167       * AVOCENT CORP...................................................             77
        3,866         AVX CORP.......................................................             91
        1,600       * AWARE, INC.....................................................             13
        7,187       * AXCELIS TECHNOLOGIES, INC......................................             93
        1,500       * AXT, INC.......................................................             22
          889       * BARRA, INC.....................................................             42
       22,202       * BEA SYSTEMS, INC...............................................            342
          786         BEI TECHNOLOGIES, INC..........................................             14
          600         BEL FUSE, INC (CLASS B)........................................             15
        1,900         BELDEN, INC....................................................             45
        1,400       * BENCHMARK ELECTRONICS, INC.....................................             27
        3,994       * BISYS GROUP, INC...............................................            256
        1,400       * BLACK BOX CORP.................................................             74
        2,100       * BLUE MARTINI SOFTWARE, INC.....................................              6
        2,000         BMC INDUSTRIES, INC............................................              4
       16,794       * BMC SOFTWARE, INC..............................................            275
        3,687       * BORLAND SOFTWARE CORP..........................................             58


    SHARES                                                                               VALUE (000)
   --------                                                                              -----------
        1,101       * BOSTON COMMUNICATIONS GROUP....................................      $      12
          700       * BRAUN CONSULTING, INC..........................................              2
        4,150       * BRIGHTPOINT, INC...............................................             13
        1,300       * BRIO SOFTWARE, INC.............................................              4
       13,882       * BROADCOM CORP (CLASS A)........................................            567
       15,500       * BROADVISION, INC...............................................             42
       15,630       * BROCADE COMMUNICATIONS SYSTEMS, INC............................            518
        1,000       * BSQUARE CORP...................................................              4
        2,000         C&D TECHNOLOGIES, INC..........................................             46
        3,175       * CABLE DESIGN TECHNOLOGIES CORP.................................             43
        1,500       * CACHEFLOW, INC.................................................              4
        1,400       * CACI INTERNATIONAL, INC (CLASS A)..............................             55
       17,830       * CADENCE DESIGN SYSTEMS, INC....................................            391
          600       * CAMINUS CORP...................................................             14
        1,200       * CARREKER CORP..................................................              7
          800       * CARRIER ACCESS CORP............................................              2
          300       * CATAPULT COMMUNICATIONS CORP...................................              8
        2,300       * C-COR.NET CORP.................................................             34
          900       * CELERITEK, INC.................................................             12
        1,843       * CENTILLIUM COMMUNICATIONS, INC.................................             14
        1,558       * CENTRA SOFTWARE, INC...........................................             12
        9,300       * CERIDIAN CORP..................................................            174
        5,248       * CERTEGY, INC...................................................            180
        4,500       * CHECKFREE CORP.................................................             81
        2,400       * CHECKPOINT SYSTEMS, INC........................................             32
        2,376       * CHIPPAC, INC...................................................             18
        2,100       * CHORDIANT SOFTWARE, INC........................................             17
        3,700       * CIBER, INC.....................................................             35
       23,734       * CIENA CORP.....................................................            340
        4,400       * CIRRUS LOGIC, INC..............................................             58
      532,459       * CISCO SYSTEMS, INC.............................................          9,643
       13,638       * CITRIX SYSTEMS, INC............................................            309
        2,113       * CLARENT CORP...................................................             11
        1,261       * CLICK COMMERCE, INC............................................              4
       18,865       * CMGI, INC......................................................             31
        8,299       * CNET NETWORKS, INC.............................................             74
        2,294       * COGNEX CORP....................................................             59
          600       * COGNIZANT TECHNOLOGY SOLUTIONS CORP............................             25
        1,400         COHU, INC......................................................             28
       20,300       * COMMERCE ONE, INC..............................................             72
        3,700       * COMMSCOPE, INC.................................................             79
      123,332         COMPAQ COMPUTER CORP...........................................          1,204
       33,076         COMPUTER ASSOCIATES INTERNATIONAL, INC.........................          1,141
        2,200       * COMPUTER NETWORK TECHNOLOGY CORP...............................             39
       11,753       * COMPUTER SCIENCES CORP.........................................            576
       24,200       * COMPUWARE CORP.................................................            285
          200         COMPX INTERNATIONAL, INC.......................................              3
       13,377       * COMVERSE TECHNOLOGY, INC.......................................            299
        1,600       * CONCORD CAMERA CORP............................................             13
       36,588       * CONCORD EFS, INC...............................................          1,199
        4,400       * CONCURRENT COMPUTER CORP.......................................             65
          577         CONESTOGA ENTERPRISES, INC.....................................             18
       18,298       * CONEXANT SYSTEMS, INC..........................................            263
        1,400       * CONVERA CORP...................................................              5
       12,514       * CONVERGYS CORP.................................................            469
          573       * COORSTEK, INC..................................................             18
        3,800       * COPPER MOUNTAIN NETWORKS, INC..................................              6
        1,300       * CORILLIAN CORP.................................................              6
       68,280       * CORNING, INC...................................................            609
       18,279       * CORVIS CORP....................................................             59
        6,394       * COSINE COMMUNICATIONS, INC.....................................             10
        1,800       * COVANSYS CORP..................................................             16
        4,240       * CREDENCE SYSTEMS CORP..........................................             79
        5,299       * CREE, INC......................................................            156
          600       * CROSSROADS SYSTEMS, INC........................................              3
        3,420       * CSG SYSTEMS INTERNATIONAL, INC.................................            138
        2,100         CTS CORP.......................................................             33
          400         CUBIC CORP.....................................................             21


18   2001 ANNUAL REPORT TIAA Separate Account VA-1          See Notes To Financial Statements

         Statement of Investments    --    STOCK INDEX ACCOUNT    --    December 31, 2001
----------------------------------------------------------------------------------------------------
    SHARES                                                                               VALUE (000)
   --------                                                                              -----------
TECHNOLOGY--(Continued)
        2,200       * CYMER, INC.....................................................      $      59
        8,371       * CYPRESS SEMICONDUCTOR CORP.....................................            167
        1,000       * DAKTRONICS, INC................................................              8
        1,300       * DATASTREAM SYSTEMS, INC........................................              8
        3,000       * DDI CORP.......................................................             30
        2,078       * DELIA*S CORP (CLASS A).........................................             13
      164,058       * DELL COMPUTER CORP.............................................          4,459
        4,900         DELUXE CORP....................................................            204
        2,000       * DIAMONDCLUSTER INTERNATIONAL, INC (CLASS A)....................             26
        5,148         DIEBOLD, INC...................................................            208
        1,700       * DIGEX, INC.....................................................              5
          800       * DIGIMARC CORP..................................................             15
        1,900       * DIGITAL INSIGHT CORP...........................................             42
          900       * DIGITAL LIGHTWAVE, INC.........................................              8
        2,500       * DIGITALTHINK, INC..............................................             27
          600       * DIGITAS, INC...................................................              2
        1,800       * DITECH COMMUNICATIONS CORP.....................................             11
       13,557       * DIVINE, INC (CLASS A)..........................................             10
        5,700       * DMC STRATEX NETWORKS, INC......................................             44
        2,676       * DOCENT, INC....................................................              8
        2,700       * DOCUMENTUM, INC................................................             59
        8,500       * DOUBLECLICK, INC...............................................             96
        1,746       * DSP GROUP, INC.................................................             41
        4,845       * DST SYSTEMS, INC...............................................            242
          400       * DUPONT PHOTOMASKS, INC.........................................             17
          100       * DURASWITCH INDUSTRIES, INC.....................................              1
        4,538       * E.PIPHANY, INC.................................................             40
        5,623       * EARTHLINK, INC.................................................             68
       10,388       * EBAY, INC......................................................            695
        1,800       * ECHELON CORP...................................................             25
          606         EDO CORP.......................................................             16
        3,301       * EFUNDS CORP....................................................             45
        1,600       * ELANTEC SEMICONDUCTOR, INC.....................................             61
        1,900       * ELECTRO SCIENTIFIC INDUSTRIES, INC.............................             57
        1,600       * ELECTROGLAS, INC...............................................             24
        9,180       * ELECTRONIC ARTS, INC...........................................            550
       34,376         ELECTRONIC DATA SYSTEMS CORP...................................          2,356
        3,900       * ELECTRONICS FOR IMAGING, INC...................................             87
          900       * EMBARCADERO TECHNOLOGIES, INC..................................             22
      160,718       * EMC CORP.......................................................          2,160
        1,602       * EMCORE CORP....................................................             22
        5,989       * EMULEX CORP....................................................            237
        4,100       * ENGAGE, INC....................................................              2
        2,883       * ENTEGRIS, INC..................................................             32
       14,334       * ENTERASYS NETWORKS, INC........................................            127
        3,400       * ENTRUST, INC...................................................             35
          637       * EPIQ SYSTEMS, INC..............................................             12
       10,496         EQUIFAX, INC...................................................            253
        1,100       * ESPEED, INC (CLASS A)..........................................              9
        2,200       * ESS TECHNOLOGY, INC............................................             47
        1,400       * ESTERLINE TECHNOLOGIES CORP....................................             22
        2,800       * EXAR CORP......................................................             58
          600       * EXCEL TECHNOLOGY, INC..........................................             10
        2,263       * EXE TECHNOLOGIES, INC..........................................             12
        1,000       * EXTENSITY, INC.................................................              2
        7,347       * EXTREME NETWORKS, INC..........................................             95
        1,000       * F.Y.I., INC....................................................             34
        1,300       * F5 NETWORKS, INC...............................................             28
        1,350         FAIR, ISAAC & CO, INC..........................................             85
        7,177       * FAIRCHILD SEMICONDUCTOR INTERNATIONAL, INC (CLASS A)...........            202
        3,200       * FALCONSTOR SOFTWARE, INC.......................................             29
        1,100       * FEI CO.........................................................             35
        2,304       * FIBERCORE, INC.................................................              6
        2,700       * FILENET CORP...................................................             55
        8,910       * FINISAR CORP...................................................             91
       27,941         FIRST DATA CORP................................................          2,192


    SHARES                                                                               VALUE (000)
   --------                                                                              -----------
       13,572       * FISERV, INC....................................................      $     574
          771       * FLIR SYSTEMS, INC..............................................             29
        6,278       * FOUNDRY NETWORKS, INC..........................................             51
        2,120       * FREEMARKETS, INC...............................................             51
        2,000       * FSI INTERNATIONAL, INC.........................................             18
       13,003       * GATEWAY, INC...................................................            105
        2,300         GENERAL CABLE CORP.............................................             30
       12,685       * GENUITY, INC (CLASS A).........................................             20
        1,400       * GENZYME TRANSGENICS CORP.......................................              8
        1,800       * GERBER SCIENTIFIC, INC.........................................             17
          400       * GLOBAL IMAGING SYSTEMS, INC....................................              6
        2,552         GLOBAL PAYMENTS, INC...........................................             88
          210       * GLOBALSCAPE, INC...............................................              0
        7,665       * GLOBESPAN VIRATA, INC..........................................             99
        2,090       * GRIFFON CORP...................................................             31
        1,400       * HANDSPRING, INC................................................              9
        4,036       * HARMONIC, INC..................................................             49
        4,800         HARRIS CORP....................................................            146
        1,700         HELIX TECHNOLOGY CORP..........................................             38
        4,700         HENRY (JACK) & ASSOCIATES, INC.................................            103
      114,379         HEWLETT-PACKARD CO.............................................          2,349
          600       * HI/FN, INC.....................................................              9
        2,600       * HNC SOFTWARE, INC..............................................             54
        5,061       * HOMESTORE.COM, INC.............................................             18
        1,800       * HUTCHINSON TECHNOLOGY, INC.....................................             42
        2,430       * HYPERION SOLUTIONS CORP........................................             48
       19,890       * I2 TECHNOLOGIES, INC...........................................            157
        2,400       * IBASIS, INC....................................................              3
        2,300       * IDENTIX, INC...................................................             34
          700       * II-VI, INC.....................................................             12
       10,900         IKON OFFICE SOLUTIONS, INC.....................................            127
        2,443       * IMATION CORP...................................................             53
        3,000       * INDUS INTERNATIONAL, INC.......................................             22
          900       * INET TECHNOLOGIES, INC.........................................             10
        2,900       * INFOCUS CORP...................................................             64
        1,040       * INFOGRAMES, INC................................................              7
        3,356       * INFONET SERVICES CORP (CLASS B)................................              8
        5,000       * INFORMATICA CORP...............................................             73
        1,989       * INFORMATION RESOURCES, INC.....................................             17
       17,722       * INFOSPACE, INC.................................................             36
        4,600       * INGRAM MICRO, INC (CLASS A)....................................             80
        9,019       * INKTOMI CORP...................................................             61
          600       * INRANGE TECHNOLOGIES CORP (CLASS B)............................              7
          692       * INTEGRAL SYSTEMS, INC..........................................             13
        1,936       * INTEGRATED CIRCUIT SYSTEMS, INC................................             44
        7,546       * INTEGRATED DEVICE TECHNOLOGY, INC..............................            201
      487,296         INTEL CORP.....................................................         15,325
        3,400       * INTELIDATA TECHNOLOGIES CORP...................................             10
          300       * INTERACTIVE INTELLIGENCE, INC..................................              2
          900       * INTERCEPT GROUP, INC...........................................             37
        4,000       * INTERDIGITAL COMMUNICATIONS CORP...............................             39
        3,600       * INTERGRAPH CORP................................................             49
        2,200       * INTERLAND, INC.................................................              5
        1,475       * INTERLOGIX, INC................................................             57
          991       * INTERMAGNETICS GENERAL CORP....................................             26
       10,936       * INTERNAP NETWORK SERVICES CORP.................................             13
      125,094         INTERNATIONAL BUSINESS MACHINES CORP...........................         15,131
        4,610       * INTERNATIONAL RECTIFIER CORP...................................            161
       13,180       * INTERNET CAPITAL GROUP, INC....................................             16
        2,817       * INTERNET SECURITY SYSTEMS, INC.................................             90
        7,476       * INTERSIL CORP (CLASS A)........................................            241
        1,600         INTER-TEL, INC.................................................             31
        5,600       * INTERTRUST TECHNOLOGIES CORP...................................              7
        2,307       * INTERVOICE-BRITE, INC..........................................             30
        6,425       * INTERWOVEN, INC................................................             63
          862       * INTRADO, INC...................................................             23
       12,632       * INTUIT, INC....................................................            540
        4,080       * IOMEGA CORP....................................................             34


             See Notes To Financial Statements     2001 ANNUAL REPORT TIAA Separate Account VA-1  19

         Statement of Investments    --    STOCK INDEX ACCOUNT    --    December 31, 2001
----------------------------------------------------------------------------------------------------
    SHARES                                                                               VALUE (000)
   --------                                                                              -----------
TECHNOLOGY--(Continued)
        2,687       * IRON MOUNTAIN, INC.............................................      $     118
        1,700       * ITXC CORP......................................................             12
        3,070       * IXIA...........................................................             39
          600       * IXYS CORP......................................................              5
        7,207       * J.D. EDWARDS & CO..............................................            119
       11,080       * JABIL CIRCUIT, INC.............................................            252
        1,500       * JDA SOFTWARE GROUP, INC........................................             34
       85,258       * JDS UNIPHASE CORP..............................................            740
        1,622       * JNI CORP.......................................................             13
       18,350       * JUNIPER NETWORKS, INC..........................................            348
        1,064       * KANA SOFTWARE, INC.............................................             21
        3,874       * KEANE, INC.....................................................             70
          600         KEITHLEY INSTRUMENTS, INC......................................             10
        6,200       * KEMET CORP.....................................................            110
        1,400       * KEYNOTE SYSTEMS, INC...........................................             13
        1,669       * KFORCE, INC....................................................             10
       13,489       * KLA-TENCOR CORP................................................            669
        4,700       * KOPIN CORP.....................................................             66
        8,246       * KPMG CONSULTING, INC...........................................            137
        1,500       * KRONOS, INC....................................................             73
        3,600       * KULICKE & SOFFA INDUSTRIES, INC................................             62
        9,062       * LAM RESEARCH CORP..............................................            210
        1,143       * LANTRONIX, INC.................................................              7
        6,522       * LATTICE SEMICONDUCTOR CORP.....................................            134
          800       * LEARNING TREE INTERNATIONAL, INC...............................             22
          517       * LECROY CORP....................................................              9
        6,600       * LEGATO SYSTEMS, INC............................................             86
        1,500       * LEXAR MEDIA, INC...............................................              4
        2,000       * LEXENT, INC....................................................             13
        9,416       * LEXMARK INTERNATIONAL, INC.....................................            556
        7,622       * LIBERATE TECHNOLOGIES..........................................             88
        1,888       * LIGHTBRIDGE, INC...............................................             23
        1,400       * LIGHTPATH TECHNOLOGIES, INC (CLASS A)..........................              5
       23,000         LINEAR TECHNOLOGY CORP.........................................            898
        1,700       * LOUDCLOUD, INC.................................................              7
       25,052       * LSI LOGIC CORP.................................................            395
        3,700       * LTX CORP.......................................................             77
      247,669       * LUCENT TECHNOLOGIES, INC.......................................          1,558
        4,200       * MACROMEDIA, INC................................................             75
        2,952       * MACROVISION CORP...............................................            104
        2,792       * MAIL-WELL, INC.................................................             11
        1,042       * MANHATTAN ASSOCIATES, INC......................................             30
        1,100       * MANUFACTURERS SERVICES LTD.....................................              7
        3,695       * MANUGISTICS GROUP, INC.........................................             78
        1,100       * MAPINFO CORP...................................................             17
        1,650       * MASTEC, INC....................................................             11
        2,162       * MATRIXONE, INC.................................................             28
       22,221       * MAXIM INTEGRATED PRODUCTS, INC.................................          1,167
       13,552       * MAXTOR CORP....................................................             86
          400       * MCAFEE.COM CORP................................................             14
        1,444       * MCDATA CORP (CLASS A)..........................................             35
          700       * MCSI, INC......................................................             16
          500       * MEASUREMENT SPECIALTIES, INC...................................              5
        3,000       * MEMC ELECTRONIC MATERIALS, INC.................................             11
        4,700       * MENTOR GRAPHICS CORP...........................................            111
        1,352       * MERCURY COMPUTER SYSTEMS, INC..................................             53
        5,218       * MERCURY INTERACTIVE CORP.......................................            177
          940       * MERIX CORP.....................................................             16
        1,700       * METASOLV, INC..................................................             13
        2,300       * METAWAVE COMMUNICATIONS CORP...................................              7
        2,400         METHODE ELECTRONICS, INC (CLASS A).............................             19
        2,275       * METTLER-TOLEDO INTERNATIONAL, INC..............................            118
        4,700       * MICREL, INC....................................................            123
          746       * MICRO GENERAL CORP.............................................             10
        9,677       * MICROCHIP TECHNOLOGY, INC......................................            375
        5,400       * MICROMUSE, INC.................................................             81
       39,307       * MICRON TECHNOLOGY, INC.........................................          1,219


    SHARES                                                                               VALUE (000)
   --------                                                                              -----------
        2,014       * MICROSEMI CORP.................................................      $      60
      317,440       * MICROSOFT CORP.................................................         21,030
        2,100       * MICROSTRATEGY, INC.............................................              8
        1,666       * MICROTUNE, INC.................................................             39
          730       * MICROVISION, INC...............................................             10
        2,400       * MIPS TECHNOLOGIES, INC (CLASS A)...............................             21
          582       * MIPS TECHNOLOGIES, INC (CLASS B)...............................              5
        1,434       * MKS INSTRUMENTS, INC...........................................             39
          300       * MOLDFLOW CORP..................................................              4
       10,170         MOLEX, INC.....................................................            315
            4       * MOMENTUM BUSINESS APPLICATIONS, INC (CLASS A)..................              0
      161,538         MOTOROLA, INC..................................................          2,426
        1,100       * MRO SOFTWARE, INC..............................................             26
        5,858       * MRV COMMUNICATIONS, INC........................................             25
        1,508         MTS SYSTEMS CORP...............................................             15
        1,972       * MULTEX.COM, INC................................................              9
          500       * NANOMETRICS, INC...............................................             10
          500       * NATIONAL PROCESSING, INC.......................................             16
       12,750       * NATIONAL SEMICONDUCTOR CORP....................................            393
          864       * NAVIGANT INTERNATIONAL, INC....................................             10
        6,676       * NCR CORP.......................................................            246
        2,331         NDCHEALTH CORP.................................................             81
        1,200       * NET2PHONE, INC.................................................              8
        1,742       * NETEGRITY, INC.................................................             34
        2,976       * NETIQ CORP.....................................................            105
        3,300       * NETRO CORP.....................................................             12
        1,000       * NETSCOUT SYSTEMS, INC..........................................              8
       21,099       * NETWORK APPLIANCE, INC.........................................            461
        9,999       * NETWORK ASSOCIATES, INC........................................            258
        3,837       * NEW FOCUS, INC.................................................             15
        2,500         NEWPORT CORP...................................................             48
        1,500       * NEXT LEVEL COMMUNICATIONS, INC.................................              5
        2,800       * NMS COMMUNICATIONS CORP........................................             13
          775       * NORTHFIELD LABORATORIES, INC...................................              7
        1,000       * NOVADIGM, INC..................................................              9
       25,705       * NOVELL, INC....................................................            118
        9,847       * NOVELLUS SYSTEMS, INC..........................................            388
        1,400       * NU HORIZONS ELECTRONICS CORP...................................             14
        1,939       * NUANCE COMMUNICATIONS, INC.....................................             18
        1,360       * NUMERICAL TECHNOLOGIES, INC....................................             48
        7,500       * NVIDIA CORP....................................................            502
        1,700       * NYFIX, INC.....................................................             34
        3,700       * OAK TECHNOLOGY, INC............................................             51
        2,300       * ON SEMICONDUCTOR CORP..........................................              5
        7,312       * ONI SYSTEMS CORP...............................................             46
        2,300       * ONYX SOFTWARE CORP.............................................              9
       12,537       * OPENWAVE SYSTEMS, INC..........................................            123
        8,470       * OPLINK COMMUNICATIONS, INC.....................................             16
          600       * OPNET TECHNOLOGIES, INC........................................              9
      302,057       * ORACLE CORP....................................................          4,171
        1,100       * OTG SOFTWARE, INC..............................................             11
        1,442       * OVERTURE SERVICES, INC.........................................             51
        1,600       * PACKETEER, INC.................................................             12
       40,672       * PALM, INC......................................................            158
       18,864       * PARAMETRIC TECHNOLOGY CORP.....................................            147
        1,250         PARK ELECTROCHEMICAL CORP......................................             33
        2,975       * PAXAR CORP.....................................................             42
        2,900       * PAXSON COMMUNICATIONS CORP.....................................             30
       23,113         PAYCHEX, INC...................................................            805
          900       * PC-TEL, INC....................................................              9
          200       * PEC SOLUTIONS, INC.............................................              8
        1,800       * PECO II, INC...................................................             11
        1,600       * PEGASUS SOLUTIONS, INC.........................................             23
       18,995       * PEOPLESOFT, INC................................................            764
       12,249       * PEREGRINE SYSTEMS, INC.........................................            182
          600       * PERFORMANCE TECHNOLOGIES, INC..................................              8
        1,500       * PERICOM SEMICONDUCTOR CORP.....................................             22
        4,500       * PEROT SYSTEMS CORP (CLASS A)...................................             92


20   2001 ANNUAL REPORT TIAA Separate Account VA-1          See Notes To Financial Statements

         Statement of Investments    --    STOCK INDEX ACCOUNT    --    December 31, 2001
----------------------------------------------------------------------------------------------------
    SHARES                                                                               VALUE (000)
   --------                                                                              -----------
TECHNOLOGY--(Continued)
        1,700       * PHOENIX TECHNOLOGIES LTD.......................................      $      20
        1,900       * PHOTRONICS, INC................................................             60
        2,019         PIONEER-STANDARD ELECTRONICS, INC..............................             26
        1,590       * PIXELWORKS, INC................................................             26
          756       * PLANAR SYSTEMS, INC............................................             16
        2,499       * PLANTRONICS, INC...............................................             64
        3,000       * PLEXUS CORP....................................................             80
        1,200       * PLX TECHNOLOGY, INC............................................             15
       11,927       * PMC-SIERRA, INC................................................            254
        6,406       * POLYCOM, INC...................................................            218
        1,400       * POMEROY COMPUTER RESOURCES, INC................................             19
        7,300       * PORTAL SOFTWARE, INC...........................................             15
          458       * POWELL INDUSTRIES, INC.........................................              9
        1,900       * POWER INTEGRATIONS, INC........................................             43
        4,257       * POWERWAVE TECHNOLOGIES, INC....................................             74
        1,600       * PRI AUTOMATION, INC............................................             33
        1,200       * PROBUSINESS SERVICES, INC......................................             23
        2,850       * PROFIT RECOVERY GROUP INTERNATIONAL, INC.......................             23
        2,131       * PROGRESS SOFTWARE CORP.........................................             37
        2,427       * PROTON ENERGY SYSTEMS..........................................             20
        1,900       * PROXIM, INC....................................................             19
        2,500       * PUMATECH, INC..................................................              6
        6,755       * QLOGIC CORP....................................................            301
        1,050       * QRS CORP.......................................................             15
       55,508       * QUALCOMM, INC..................................................          2,803
       11,676       * QUANTUM CORP (DLT & STORAGE GROUP).............................            115
        2,397       * QUEST SOFTWARE, INC............................................             53
          449         QUIXOTE CORP...................................................              9
        1,100       * RADIANT SYSTEMS, INC...........................................             13
        1,100       * RADISYS CORP...................................................             22
        1,700       * RAINBOW TECHNOLOGIES, INC......................................             13
        5,900       * RAMBUS, INC....................................................             47
       14,497       * RATIONAL SOFTWARE CORP.........................................            283
        8,725       * READ-RITE CORP.................................................             58
        6,483       * REALNETWORKS, INC..............................................             39
        2,416       * RED HAT, INC...................................................             17
        9,318       * REDBACK NETWORKS, INC..........................................             37
        1,348       * REGISTER.COM, INC..............................................             16
          573       * RENAISSANCE LEARNING, INC......................................             17
          700       * RESEARCH FRONTIERS, INC........................................             12
        3,430       * RETEK, INC.....................................................            102
        3,914         REYNOLDS & REYNOLDS CO (CLASS A)...............................             95
        9,640       * RF MICRO DEVICES, INC..........................................            185
        8,416       * RIVERSTONE NETWORKS, INC.......................................            140
        1,100       * ROGERS CORP....................................................             33
        1,218       * ROXIO, INC.....................................................             20
        3,900       * RSA SECURITY, INC..............................................             68
          688       * RUDOLPH TECHNOLOGIES, INC......................................             24
        4,400       * S1 CORP........................................................             71
        1,774       * SABA SOFTWARE, INC.............................................              9
        9,000       * SAFEGUARD SCIENTIFICS, INC.....................................             32
        1,900       * SAGA SYSTEMS, INC ESCROW.......................................              0
        1,200       * SANCHEZ COMPUTER ASSOCIATES, INC...............................             10
        4,983       * SANDISK CORP...................................................             72
       37,131       * SANMINA-SCI CORP...............................................            739
        5,900       * SAPIENT CORP...................................................             46
          700       * SATCON TECHNOLOGY CORP.........................................              4
        1,000       * SBS TECHNOLOGIES, INC..........................................             15
          418       * SCANSOURCE, INC................................................             20
       11,366         SCIENTIFIC-ATLANTA, INC........................................            272
        1,300       * SCM MICROSYSTEMS, INC..........................................             19
        1,300       * SEACHANGE INTERNATIONAL, INC...................................             44
        2,000       * SECURE COMPUTING CORP..........................................             41
        2,015       * SEEBEYOND TECHNOLOGY CORP......................................             20
        1,000       * SELECTICA, INC.................................................              6
        1,100       * SEMITOOL, INC..................................................             13
        4,548       * SEMTECH CORP...................................................            162


    SHARES                                                                               VALUE (000)
   --------                                                                              -----------
        1,100       * SERENA SOFTWARE, INC...........................................      $      24
       27,310       * SIEBEL SYSTEMS, INC............................................            764
        1,295       * SIGNALSOFT CORP................................................              6
       14,700       * SILICON GRAPHICS, INC..........................................             31
        4,000       * SILICON IMAGE, INC.............................................             15
          300       * SILICON LABORATORIES, INC......................................             10
        5,900       * SILICON STORAGE TECHNOLOGY, INC................................             57
          500       * SILICONIX, INC.................................................             14
          300       * SIMPLEX SOLUTIONS, INC.........................................              5
        1,600       * SIPEX CORP.....................................................             21
          700       * SIRENZA MICRODEVICES, INC......................................              4
        3,700       * SITEL CORP.....................................................              9
       46,019       * SOLECTRON CORP.................................................            519
        2,000       * SOMERA COMMUNICATIONS, INC.....................................             15
        6,700       * SONICBLUE, INC.................................................             27
        2,888       * SONICWALL, INC.................................................             56
       11,145       * SONUS NETWORKS, INC............................................             51
          900       * SORRENTO NETWORKS CORP.........................................              3
        1,100       * SPECTRALINK CORP...............................................             19
          841       * SPECTRIAN CORP.................................................              9
        1,766       * SPEECHWORKS INTERNATIONAL, INC.................................             20
          900       * SPSS, INC......................................................             16
        1,100       * STANDARD MICROSYSTEMS CORP.....................................             17
        4,700       * STARBASE CORP..................................................              3
        7,600       * STORAGE TECHNOLOGY CORP........................................            157
        4,277       * STORAGENETWORKS, INC...........................................             26
        3,927       * STRATOS LIGHTWAVE, INC.........................................             24
      235,353       * SUN MICROSYSTEMS, INC..........................................          2,890
       20,284       * SUNGARD DATA SYSTEMS, INC......................................            587
        1,300       * SUNRISE TELECOM, INC...........................................              5
          600       * SUPERTEX, INC..................................................             11
        1,700       * SUPPORT.COM, INC...............................................             11
          400       * SUREBEAM CORP (CLASS A)........................................              4
        7,279       * SYBASE, INC....................................................            115
        9,939       * SYCAMORE NETWORKS, INC.........................................             53
        1,700       * SYKES ENTERPRISES, INC.........................................             16
        5,250       * SYMANTEC CORP..................................................            348
       16,501         SYMBOL TECHNOLOGIES, INC.......................................            262
        1,700       * SYMMETRICOM, INC...............................................             13
        4,273       * SYNOPSYS, INC..................................................            252
        1,200       * SYNPLICITY, INC................................................             16
          800       * SYNTEL, INC....................................................             10
        2,600       * SYSTEMS & COMPUTER TECHNOLOGY CORP.............................             27
        2,600       * TAKE-TWO INTERACTIVE SOFTWARE, INC.............................             42
        3,730       * TECH DATA CORP.................................................            161
        2,100         TECHNITROL, INC................................................             58
        3,400       * TEKELEC........................................................             62
        6,300       * TEKTRONIX, INC.................................................            162
       29,495       * TELLABS, INC...................................................            441
          656       * TELLIUM, INC...................................................              4
       13,093       * TERADYNE, INC..................................................            395
        4,400       * TERAYON COMMUNICATION SYSTEMS, INC.............................             36
      125,735         TEXAS INSTRUMENTS, INC.........................................          3,521
        1,200       * THERMA-WAVE, INC...............................................             18
       12,988       * THERMO ELECTRON CORP...........................................            310
        1,600       * THREE-FIVE SYSTEMS, INC........................................             25
        4,483       * TIBCO SOFTWARE, INC............................................             67
        4,429       * TITAN CORP.....................................................            111
        1,200       * TIVO, INC......................................................              8
        1,000       * TOLLGRADE COMMUNICATIONS, INC..................................             33
        2,800         TOTAL SYSTEM SERVICES, INC.....................................             59
        2,500       * TRANSACTION SYSTEMS ARCHITECTS, INC (CLASS A)..................             31
        6,761       * TRANSMETA CORP.................................................             15
        6,600       * TRANSWITCH CORP................................................             30
        1,800       * TRIMBLE NAVIGATION LTD.........................................             29
        1,000       * TRIPATH TECHNOLOGY, INC........................................              2
        9,392       * TRIQUINT SEMICONDUCTOR, INC....................................            115
        1,600       * TRIZETTO GROUP, INC............................................             21


             See Notes To Financial Statements     2001 ANNUAL REPORT TIAA Separate Account VA-1  21

         Statement of Investments    --    STOCK INDEX ACCOUNT    --    December 31, 2001
----------------------------------------------------------------------------------------------------
    SHARES                                                                               VALUE (000)
   --------                                                                              -----------
TECHNOLOGY--(Continued)
          800       * TTM TECHNOLOGIES, INC..........................................      $       8
          500       * TURNSTONE SYSTEMS, INC.........................................              2
          900      b* U.S. WIRELESS CORP.............................................              0
        4,000       * UCAR INTERNATIONAL, INC........................................             43
          640       * ULTICOM, INC...................................................              6
          500       * ULTIMATE ELECTRONICS, INC......................................             15
        1,453       * ULTRATECH STEPPER, INC.........................................             24
       23,114       * UNISYS CORP....................................................            290
          920         UNITED INDUSTRIAL CORP.........................................             15
        3,500       * UNIVERSAL ACCESS GLOBAL HOLDINGS, INC..........................             16
        1,000       * UNIVERSAL DISPLAY CORP.........................................              9
        2,798       * UTSTARCOM, INC.................................................             80
        2,200       * VA SOFTWARE CORP...............................................              5
        2,400       * VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES, INC.................             83
        2,100       * VEECO INSTRUMENTS, INC.........................................             76
       16,784       * VERISIGN, INC..................................................            638
       29,083       * VERITAS SOFTWARE CORP..........................................          1,304
        2,117       * VERITY, INC....................................................             43
        4,981       * VERTICALNET, INC...............................................              7
        2,601       * VIALTA, INC (CLASS A)..........................................              3
        3,900       * VIASYSTEMS GROUP, INC..........................................              2
        1,500       * VICOR CORP.....................................................             24
        2,800       * VIEWPOINT CORP.................................................             19
       17,993       * VIGNETTE CORP..................................................             97
          600       * VIRAGE LOGIC CORP..............................................             12
       10,118       * VISHAY INTERTECHNOLOGY, INC....................................            197
        2,500       * VISUAL NETWORKS, INC...........................................             12
       13,836       * VITESSE SEMICONDUCTOR CORP.....................................            172
        5,000       * VITRIA TECHNOLOGY, INC.........................................             32
          500       * VOLT INFORMATION SCIENCES, INC.................................              9
        2,900         WALLACE COMPUTER SERVICES, INC.................................             55
        1,500       * WATCHGUARD TECHNOLOGIES, INC...................................             10
        3,900       * WAVE SYSTEMS CORP (CLASS A)....................................              9
        1,342       * WEBEX COMMUNICATIONS, INC......................................             33
        1,684       * WEBMETHODS, INC................................................             28
        1,184       * WEBSENSE, INC..................................................             38
        1,000       * WESCO INTERNATIONAL, INC.......................................              5
       13,500       * WESTERN DIGITAL CORP...........................................             85
        3,645       * WESTERN MULTIPLEX CORP (CLASS A)...............................             20
          563       * WILSON GREATBATCH TECHNOLOGIES, INC............................             20
        4,563       * WIND RIVER SYSTEMS, INC........................................             82
        1,300       * WIRELESS FACILITIES, INC.......................................              9
        1,000       * WITNESS SYSTEMS, INC...........................................             13
        1,000       * WJ COMMUNICATIONS, INC.........................................              4
          700         WOODHEAD INDUSTRIES, INC.......................................             11
        1,576       * XICOR, INC.....................................................             17
       22,994       * XILINX, INC....................................................            898
        3,300       * XYBERNAUT CORP.................................................              8
       24,316       * YAHOO!, INC....................................................            431
        1,900       * ZEBRA TECHNOLOGIES CORP (CLASS A)..............................            105
        1,200       * ZIXIT CORP.....................................................              6
        1,300       * ZORAN CORP.....................................................             42
        1,200       * ZYGO CORP......................................................             19
                                                                                           ---------
                      TOTAL TECHNOLOGY...............................................        157,447
                                                                                           ---------
TRANSPORTATION--1.06%
        3,500         AIRBORNE, INC..................................................             52
        4,500       * AIRTRAN HOLDINGS, INC..........................................             30
        1,900       * ALASKA AIR GROUP, INC..........................................             55
        2,500       * AMERICA WEST HOLDINGS CORP (CLASS B)...........................              9
       11,200       * AMR CORP.......................................................            248
          200       * AMTRAN, INC....................................................              3
        1,500       * ARKANSAS BEST CORP.............................................             43
        2,500       * ATLANTIC COAST AIRLINES HOLDINGS, INC..........................             58
        1,100       * ATLAS AIR WORLDWIDE HOLDINGS, INC..............................             16
        1,950       * BE AEROSPACE, INC..............................................             18
       28,215         BURLINGTON NORTHERN SANTA FE CORP..............................            805


    SHARES                                                                               VALUE (000)
   --------                                                                              -----------
        4,771         C.H. ROBINSON WORLDWIDE, INC...................................      $     138
        3,500         CNF, INC.......................................................            117
        2,150       * CONSOLIDATED FREIGHTWAYS CORP..................................             11
        3,981       * CONTINENTAL AIRLINES, INC (CLASS B)............................            104
          200       * COVENANT TRANSPORT, INC (CLASS A)..............................              3
       15,442         CSX CORP.......................................................            541
        8,923         DELTA AIR LINES, INC...........................................            261
        2,500       * EGL, INC.......................................................             35
        3,465         EXPEDITORS INTERNATIONAL OF WASHINGTON, INC....................            197
       21,659       * FEDEX CORP.....................................................          1,124
        1,140         FLORIDA EAST COAST INDUSTRIES, INC (CLASS A)...................             26
        1,100       * FORWARD AIR CORP...............................................             37
        2,050       * FRONTIER AIRLINES, INC.........................................             35
        1,096       * HEARTLAND EXPRESS, INC.........................................             30
        1,126       * HUNT (J.B.) TRANSPORT SERVICES, INC............................             26
        4,250       * KANSAS CITY SOUTHERN INDUSTRIES, INC...........................             60
        1,125       * KNIGHT TRANSPORTATION, INC.....................................             21
          700       * LANDSTAR SYSTEM, INC...........................................             51
        2,151       * MESA AIR GROUP, INC............................................             16
          600       * MESABA HOLDINGS, INC...........................................              4
          800       * MIDWEST EXPRESS HOLDINGS, INC..................................             12
       27,897         NORFOLK SOUTHERN CORP..........................................            511
        3,468       * NORTHWEST AIRLINES CORP........................................             54
        1,900         OVERSEAS SHIPHOLDING GROUP, INC................................             43
        1,221       * RAILAMERICA, INC...............................................             18
          900         ROADWAY CORP...................................................             33
        3,857         RYDER SYSTEM, INC..............................................             85
        9,741       * SABRE HOLDINGS CORP............................................            413
        2,200         SHURGARD STORAGE CENTERS, INC (CLASS A)........................             70
        3,600         SKYWEST, INC...................................................             92
       55,529         SOUTHWEST AIRLINES CO..........................................          1,028
        4,165       * SWIFT TRANSPORTATION CO, INC...................................             90
        4,800       * U.S. AIRWAYS GROUP, INC........................................             30
        3,900       * UAL CORP.......................................................             53
       18,070         UNION PACIFIC CORP.............................................          1,030
       16,529         UNITED PARCEL SERVICE, INC (CLASS B)...........................            901
        1,900         USFREIGHTWAYS CORP.............................................             60
        2,050         WERNER ENTERPRISES, INC........................................             50
        1,800       * YELLOW CORP....................................................             45
                                                                                           ---------
                      TOTAL TRANSPORTATION...........................................          8,792
                                                                                           ---------
UTILITIES--8.49%
      256,905         A T & T CORP...................................................          4,660
        3,171       * A T & T LATIN AMERICA CORP (CLASS A)...........................              4
      153,664       * A T & T WIRELESS SERVICES, INC.................................          2,208
        2,200       * ADELPHIA BUSINESS SOLUTIONS, INC...............................              1
       31,017       * AES CORP.......................................................            507
        4,000         AGL RESOURCES, INC.............................................             92
          900       * AIRGATE PCS, INC...............................................             41
        5,002       * ALAMOSA HOLDINGS, INC..........................................             60
          700       * ALASKA COMMUNICATIONS SYSTEMS GROUP, INC.......................              6
        8,941         ALLEGHENY ENERGY, INC..........................................            324
        6,033       * ALLEGIANCE TELECOM, INC........................................             50
        1,866       * ALLEN TELECOM, INC.............................................             16
        6,000         ALLETE, INC....................................................            151
        5,692         ALLIANT ENERGY CORP............................................            173
       22,548         ALLTEL CORP....................................................          1,392
        9,963         AMEREN CORP....................................................            421
       23,314         AMERICAN ELECTRIC POWER CO, INC................................          1,015
       12,572       * AMERICAN TOWER CORP (CLASS A)..................................            119
        1,286       * AQUILA, INC....................................................             22
        2,986         ATMOS ENERGY CORP..............................................             63
        3,500         AVISTA CORP....................................................             46
      136,300         BELLSOUTH CORP.................................................          5,198
        1,900         BLACK HILLS CORP...............................................             64
       15,886       * BROADWING, INC.................................................            151
       22,092       * CALPINE CORP...................................................            371
          800         CASCADE NATURAL GAS CORP.......................................             18


22   2001 ANNUAL REPORT TIAA Separate Account VA-1          See Notes To Financial Statements

         Statement of Investments    --    STOCK INDEX ACCOUNT    --    December 31, 2001
----------------------------------------------------------------------------------------------------
    SHARES                                                                               VALUE (000)
   --------                                                                              -----------
UTILITIES--(Continued)
          500       * CENTENNIAL COMMUNICATIONS CORP.................................      $       5
          846         CENTRAL VERMONT PUBLIC SERVICE CORP............................             14
       10,272         CENTURYTEL, INC................................................            337
        1,200         CH ENERGY GROUP, INC...........................................             52
          520       * CHILES OFFSHORE, INC...........................................             10
          900       * CHOICE ONE COMMUNICATIONS, INC.................................              3
       11,453         CINERGY CORP...................................................            383
       21,080       * CITIZENS COMMUNICATIONS CO.....................................            225
        2,985         CLECO CORP.....................................................             66
        9,600         CMS ENERGY CORP................................................            231
          800       * COMMONWEALTH TELEPHONE ENTERPRISES, INC........................             36
        5,925         CONECTIV.......................................................            145
          556         CONNECTICUT WATER SERVICE, INC.................................             16
       15,362         CONSOLIDATED EDISON, INC.......................................            620
       11,903         CONSTELLATION ENERGY GROUP, INC................................            316
       13,841       * CROWN CASTLE INTERNATIONAL CORP................................            148
        1,200         CT COMMUNICATIONS, INC.........................................             20
        2,000       * DOBSON COMMUNICATIONS CORP (CLASS A)...........................             17
       18,851         DOMINION RESOURCES, INC........................................          1,133
        9,211         DPL, INC.......................................................            222
        4,100         DQE, INC.......................................................             78
       11,781         DTE ENERGY CO..................................................            494
       56,382         DUKE ENERGY CORP...............................................          2,214
       17,263         DYNEGY, INC (CLASS A)..........................................            440
       23,631       * EDISON INTERNATIONAL...........................................            357
       37,022         EL PASO CORP...................................................          1,652
        3,600       * EL PASO ELECTRIC CO............................................             52
        1,300         EMPIRE DISTRICT ELECTRIC CO....................................             27
        2,000         ENERGEN CORP...................................................             49
        8,444         ENERGY EAST CORP...............................................            160
       53,646       b ENRON CORP.....................................................             32
       14,018         ENTERGY CORP...................................................            548
        4,606         EQUITABLE RESOURCES, INC.......................................            157
       23,089         EXELON CORP....................................................          1,106
       21,377         FIRSTENERGY CORP...............................................            748
       12,747         FPL GROUP, INC.................................................            719
        3,022       * GENERAL COMMUNICATION, INC (CLASS A)...........................             26
       17,200      b* GEOTEK COMMUNICATIONS, INC.....................................              0
          500       * GOLDEN TELECOM, INC............................................              6
        4,500         GREAT PLAINS ENERGY, INC.......................................            113
        2,600         HAWAIIAN ELECTRIC INDUSTRIES, INC..............................            105
        1,000         HICKORY TECH CORP..............................................             17
        2,700         IDACORP, INC...................................................            110
        1,708       * IDT CORP.......................................................             33
        1,600       * IDT CORP (CLASS B).............................................             27
          900       * IMPSAT FIBER NETWORKS, INC.....................................              0
        2,613       * ITC DELTACOM, INC..............................................              2
        9,966         KEYSPAN CORP...................................................            345
        5,998         KINDER MORGAN, INC.............................................            334
        1,674       * L-3 COMMUNICATIONS HOLDINGS, INC...............................            151
        1,400         LACLEDE GROUP, INC.............................................             33
        2,209       * LEAP WIRELESS INTERNATIONAL, INC...............................             46
       22,500       * LEVEL 3 COMMUNICATIONS, INC....................................            113
        1,200         MADISON GAS & ELECTRIC CO......................................             32
       39,967       * MCLEODUSA, INC (CLASS A).......................................             15
        5,000         MDU RESOURCES GROUP, INC.......................................            141
       31,894       * METROMEDIA FIBER NETWORK, INC (CLASS A)........................             14
          370         MIDDLESEX WATER CO.............................................             13
       24,685       * MIRANT CORP....................................................            395
        7,500       * MONTANA POWER CO...............................................             43
        5,686         NATIONAL FUEL GAS CO...........................................            140
          500       * NEON COMMUNICATIONS, INC.......................................              1
        1,200       * NETWORK PLUS CORP..............................................              1
        1,300         NEW JERSEY RESOURCES CORP......................................             61
        3,260       * NEWPOWER HOLDINGS, INC.........................................              2
       39,139       * NEXTEL COMMUNICATIONS, INC (CLASS A)...........................            429
        3,200       * NEXTEL PARTNERS, INC (CLASS A).................................             38


    SHARES                                                                               VALUE (000)
   --------                                                                              -----------
       10,794       * NIAGARA MOHAWK HOLDINGS, INC...................................      $     191
        3,300         NICOR, INC.....................................................            137
       14,552         NISOURCE, INC..................................................            336
        2,809       * NISOURCE, INC (SAILS)..........................................              7
        1,000         NORTH PITTSBURGH SYSTEMS, INC..................................             19
       10,215         NORTHEAST UTILITIES............................................            180
        1,750         NORTHWEST NATURAL GAS CO.......................................             45
        1,800         NORTHWESTERN CORP..............................................             38
        3,724       * NRG ENERGY, INC................................................             58
        3,796         NSTAR..........................................................            170
        1,200       * NTELOS, INC....................................................             19
       12,152       * NTL, INC.......................................................             11
        1,000         NUI CORP.......................................................             24
        5,600         OGE ENERGY CORP................................................            129
        3,890         ONEOK, INC.....................................................             69
        2,160       * ORION POWER HOLDINGS...........................................             56
        1,800         OTTER TAIL CORP................................................             52
       28,078       * P G & E CORP...................................................            540
        2,500         PEOPLES ENERGY CORP............................................             95
        1,637       * PETROQUEST ENERGY, INC.........................................              9
        2,207         PIEDMONT NATURAL GAS CO, INC...................................             79
        2,900       * PINNACLE HOLDINGS, INC.........................................              1
        6,111         PINNACLE WEST CAPITAL CORP.....................................            256
        2,868         PNM RESOURCES, INC.............................................             80
        7,269         POTOMAC ELECTRIC POWER CO......................................            164
       10,499         PPL CORP.......................................................            366
        3,400       * PRICE COMMUNICATIONS CORP......................................             65
       15,800         PROGRESS ENERGY, INC...........................................            711
        5,000       * PROGRESS ENERGY, INC (CVO).....................................              2
       15,045         PUBLIC SERVICE ENTERPRISE GROUP, INC...........................            635
        6,254         PUGET ENERGY, INC..............................................            137
        5,511         QUESTAR CORP...................................................            138
          590       * QUICKSILVER RESOURCES, INC.....................................             11
       97,955         QWEST COMMUNICATIONS INTERNATIONAL, INC........................          1,384
        2,342       * RCN CORP.......................................................              7
       18,903         RELIANT ENERGY, INC............................................            501
        3,809       * RELIANT RESOURCES, INC.........................................             63
        2,500         RGS ENERGY GROUP, INC..........................................             94
          576       * RURAL CELLULAR CORP (CLASS A)..................................             13
        2,806       * SBA COMMUNICATIONS CORP........................................             37
      244,009         SBC COMMUNICATIONS, INC........................................          9,558
        7,576         SCANA CORP.....................................................            211
        1,200         SEMCO ENERGY, INC..............................................             13
       14,797         SEMPRA ENERGY..................................................            363
        7,400         SIERRA PACIFIC RESOURCES.......................................            111
          900         SOUTH JERSEY INDUSTRIES, INC...................................             29
       49,644         SOUTHERN CO....................................................          1,258
        2,415       * SOUTHERN UNION CO..............................................             46
        2,132         SOUTHWEST GAS CORP.............................................             48
        1,900       * SOUTHWESTERN ENERGY CO.........................................             20
        4,900       * SPECTRASITE HOLDINGS, INC......................................             18
       56,767         SPRINT CORP (FON GROUP)........................................          1,140
       47,051       * SPRINT CORP (PCS GROUP)........................................          1,149
        9,800         TECO ENERGY, INC...............................................            257
        4,227       * TELECORP PCS, INC (CLASS A)....................................             53
        3,668         TELEPHONE & DATA SYSTEMS, INC..................................            329
        4,214       * TIME WARNER TELECOM, INC (CLASS A).............................             75
        2,562       * TRITON PCS HOLDINGS, INC (CLASS A).............................             75
       19,230         TXU CORP.......................................................            907
        1,100       * U.S. CELLULAR CORP.............................................             50
        2,222       * U.S. UNWIRED, INC (CLASS A)....................................             23
        3,977       * UBIQUITEL, INC.................................................             30
        2,037         UGI CORP.......................................................             62
          939         UIL HOLDINGS CORP..............................................             48
        2,300         UNISOURCE ENERGY CORP..........................................             42
        8,431         UTILICORP UNITED, INC..........................................            212
          424       * VAST SOLUTIONS, INC (CLASS B1).................................              0
          424       * VAST SOLUTIONS, INC (CLASS B2).................................              0


             See Notes To Financial Statements     2001 ANNUAL REPORT TIAA Separate Account VA-1  23

         Statement of Investments    --    STOCK INDEX ACCOUNT    --    December 31, 2001
----------------------------------------------------------------------------------------------------
    SHARES                                                                               VALUE (000)
   --------                                                                              -----------
UTILITIES--(Continued)
          424       * VAST SOLUTIONS, INC (CLASS B3).................................      $       0
        5,033         VECTREN CORP...................................................            121
      197,053         VERIZON COMMUNICATIONS, INC....................................          9,352
        1,307       * WEST CORP......................................................             33
        1,500         WESTERN GAS RESOURCES, INC.....................................             48
        4,500         WESTERN RESOURCES, INC.........................................             77
        4,400       * WESTERN WIRELESS CORP (CLASS A)................................            124
        3,500         WGL HOLDINGS, INC..............................................            102
       33,472       * WILLIAMS COMMUNICATIONS GROUP, INC.............................             79
       34,241         WILLIAMS COS, INC..............................................            874
        7,986         WISCONSIN ENERGY CORP..........................................            180
        8,507         WORLDCOM, INC (MCI GROUP)......................................            108
      214,749       * WORLDCOM, INC (WORLDCOM GROUP).................................          3,022
        2,000         WPS RESOURCES CORP.............................................             73
       24,857         XCEL ENERGY, INC...............................................            690
       18,756       * XO COMMUNICATIONS, INC (CLASS A)...............................              2
                                                                                           ---------
                      TOTAL UTILITIES................................................         70,732
                                                                                           ---------
                      TOTAL COMMON STOCK
                        (Cost $718,328)..............................................        829,378
                                                                                           ---------
PRINCIPAL
----------
SHORT TERM INVESTMENT--0.38%
U.S. GOVERNMENT AND AGENCY--0.38%
   $3,200,000         FEDERAL HOME LOAN MORTGAGE CORP (FHLMC)
                        1.480%, 01/02/02.............................................          3,200
                                                                                           ---------
                      TOTAL U.S. GOVERNMENT AND AGENCY...............................          3,200
                                                                                           ---------
                      TOTAL SHORT TERM INVESTMENT
                        (Cost $3,200)................................................          3,200
                                                                                           ---------
                      TOTAL PORTFOLIO--99.95%
                        (Cost $721,671)..............................................        832,692
                      OTHER ASSETS & LIABILITIES, NET--0.05%.........................            407
                                                                                           ---------
                      NET ASSETS--100.00%............................................      $ 833,099
                                                                                           =========
------------
* Non-income producing
b In bankruptcy


24   2001 ANNUAL REPORT TIAA Separate Account VA-1          See Notes To Financial Statements

TIAA
CREF
--------------------------------------------------------------------------------

                       REPORT OF MANAGEMENT RESPONSIBILITY


To the Contractowners of
  TIAA Separate Account VA-1:


The accompanying financial statements of the Stock Index Account of TIAA Separate Account VA-1 ("VA-1") are the responsibility of management. They have been prepared in accordance with accounting principles generally accepted in the United States, and have been presented fairly and objectively in accordance with such principles.

Teachers Insurance and Annuity Association of America ("TIAA") has established and maintains a strong system of internal controls designed to provide reasonable assurance that assets are properly safeguarded and transactions are properly executed in accordance with management's authorization, and to carry out the ongoing responsibilities of management for reliable financial statements. In addition, TIAA's internal audit personnel provide a continuing review of the internal controls and operations of VA-1, and the internal Auditor regularly reports to the Audit Committee of the Management Committee.


The accompanying financial statements have been audited by the independent auditing firm of Ernst & Young LLP. To maintain auditor independence and avoid even the appearance of conflict of interest, it continues to be VA-1's policy that any non-audit services be obtained from a firm other than the external financial audit firm. For the periods covered by these financial statements, VA-1 did not engage Ernst & Young LLP for any management advisory or consulting services. The independent auditors' report, which follows the notes to financial statements, expresses an independent opinion on the fairness of presentation of these financial statements.

The Audit Committee of VA-1's Management Committee, consisting entirely of members who are not officers of VA-1, meets regularly with management, representatives of Ernst & Young LLP and internal audit personnel to review matters relating to financial reporting, internal controls, and auditing. In addition to the annual audit of the financial statements of VA-1 by the independent auditing firm, the New York State Insurance Department, other state insurance departments and the Securities and Exchange Commission perform periodic examinations of VA-1's operations.


                                             [SIGNATURE]
                                             ---------------------------------
                                             Chairman, President and
                                              Chief Executive Officer


                                             [SIGNATURE]
                                             ---------------------------------
                                             Executive Vice President and
                                              Principal Accounting Officer


                               2001 ANNUAL REPORT TIAA Separate Account VA-1  25

TIAA
CREF
--------------------------------------------------------------------------------

                          REPORT OF THE AUDIT COMMITTEE


To the Contractowners of
  TIAA Separate Account VA-1:

The Audit Committee oversees the financial reporting process of the Stock Index Account of TIAA Separate Account VA-1 ("VA-1") on behalf of VA-1's Management Committee. The Audit Committee is a standing committee of the Management Committee and operates in accordance with a formal written charter (copies are available upon request) which describes the Audit Committee's responsibilities. All members of the Audit Committee ("Committee") are independent, as defined under the listing standards of the New York Stock Exchange.

Management has the primary responsibility for VA-1's financial statements, development and maintenance of a strong system of internal controls, and compliance with applicable laws and regulations. In fulfilling its oversight responsibilities, the Committee reviewed and approved the audit plans of the internal auditing group and the independent auditing firm in connection with their respective audits. The Committee also meets regularly with the internal and independent auditors, both with and without management present, to discuss the results of their examinations, their evaluation of internal controls, and the overall quality of financial reporting. As required by its charter, the Committee will evaluate rotation of the external financial audit firm whenever circumstances warrant, but in no event will the formal evaluation be later than between their fifth and tenth years of service.

The Committee reviewed and discussed the accompanying audited financial statements with management, including a discussion of the quality and appropriateness of the accounting principles and financial reporting practices followed, the reasonableness of significant judgments, and the clarity of disclosures in the financial statements. The Committee has also discussed the audited financial statements with Ernst & Young LLP, the independent auditing firm responsible for expressing an opinion on the conformity of these audited financial statements with generally accepted accounting principles.

The discussion with Ernst & Young LLP focused on their judgments concerning the quality and appropriateness of the accounting principles and financial reporting practices followed by VA-1, the clarity of the financial statements and related disclosures, and other significant matters, such as any significant changes in accounting policies, management judgments and estimates, and the nature of any uncertainties or unusual transactions. In addition, the Committee discussed with Ernst & Young LLP the auditors' independence from management and VA-1, and has received a written disclosure regarding such independence, as required by the Independence Standards Board.

Based on the review and discussions referred to above, the Committee has approved the release of the accompanying audited financial statements for publication and filing with appropriate regulatory authorities.


Maceo K. Sloan, Audit Committee Chair
Martin J. Gruber, Audit Committee Member
Nestor V. Santiago, Audit Committee Member
David K. Storrs, Audit Committee Member

February 12, 2002


26  2001 ANNUAL REPORT TIAA-CREF Separate Account VA-1

                           TIAA SEPARATE ACCOUNT VA-1
                               STOCK INDEX ACCOUNT

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2001
           (amounts in thousands, except amount per accumulation unit)

ASSETS
  Investments, at cost ...........................................      $721,671
  Net unrealized appreciation of investments .....................       111,021
                                                                        --------
  Investments, at value ..........................................       832,692
  Cash ...........................................................           187
  Receivable from securities transactions ........................            33
  Dividends and interest receivable ..............................           891
                                                                        --------
                                                      TOTAL ASSETS       833,803
                                                                        --------
LIABILITIES
  Payable for securities transactions ............................           531
  Amounts due to TIAA General Account ............................           173
                                                                        --------
                                                 TOTAL LIABILITIES           704
                                                                        --------

NET ASSETS--Accumulation Fund ....................................      $833,099
                                                                        ========
ACCUMULATION UNITS OUTSTANDING--Notes 4 and 5 ....................        12,517
                                                                          ======
NET ASSET VALUE PER ACCUMULATION UNIT--Note 4 ....................        $66.56
                                                                          ======


                            See notes to financial statements.


                               2001 ANNUAL REPORT TIAA Separate Account VA-1  27

                           TIAA SEPARATE ACCOUNT VA-1
                               STOCK INDEX ACCOUNT

                             STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2001
                             (amounts in thousands)

INVESTMENT INCOME
  Income:
    Interest ...................................................      $      58
    Dividends ..................................................         11,562
                                                                      ---------
                                                    TOTAL INCOME         11,620
                                                                      ---------
  Expenses--Note 2:
    Investment advisory charges ................................          2,605
    Administrative expenses ....................................          1,737
    Mortality and expense risk charges .........................            868
                                                                      ---------
                                          EXPENSES BEFORE WAIVER          5,210
    Investment advisory charges waived .........................         (1,997)
                                                                      ---------
                                                    NET EXPENSES          3,213
                                                                      ---------
                                          INVESTMENT INCOME--NET          8,407
                                                                      ---------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS--Note 3
    Net realized gain on investments ...........................          3,651
    Net change in unrealized appreciation on investments .......       (128,617)
                                                                      ---------
                 NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS       (124,966)
                                                                      ---------
            NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS      $(116,559)
                                                                      =========


                       See notes to financial statements.


28  2001 ANNUAL REPORT TIAA Separate Account VA-1

                                  TIAA SEPARATE ACCOUNT VA-1
                                     STOCK INDEX ACCOUNT

                             STATEMENTS OF CHANGES IN NET ASSETS
                                    (amounts in thousands)

                                                                   Years Ended December 31,
                                                                  --------------------------
                                                                     2001            2000
                                                                  ---------       ----------
FROM OPERATIONS
  Investment income--net ...................................      $   8,407       $    8,641
  Net realized gain on investments .........................          3,651           36,794
  Net change in unrealized appreciation on investments .....       (128,617)        (127,492)
                                                                  ---------       ----------
                                  NET DECREASE IN NET ASSETS
                                   RESULTING FROM OPERATIONS       (116,559)         (82,057)
                                                                  ---------       ----------
FROM CONTRACTOWNER TRANSACTIONS
  Premiums .................................................         52,327           90,169
  Net contractowner transfers (to) from fixed account ......        (60,700)           3,408
  Withdrawals and death benefits ...........................        (33,157)         (52,886)
                                                                  ---------       ----------
             NET INCREASE (DECREASE) IN NET ASSETS RESULTING
                             FROM CONTRACTOWNER TRANSACTIONS        (41,530)          40,691
                                                                  ---------       ----------
                                  NET DECREASE IN NET ASSETS       (158,089)         (41,366)
NET ASSETS
  Beginning of year ........................................        991,188        1,032,554
                                                                  ---------       ----------
  End of year ..............................................      $ 833,099       $  991,188
                                                                  =========       ==========


                              See notes to financial statements.


                                           2001 ANNUAL REPORT TIAA Separate Account VA-1  29

                           TIAA SEPARATE ACCOUNT VA-1
                               STOCK INDEX ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

TIAA Separate Account VA-1 ("VA-1") is a segregated investment account of Teachers Insurance and Annuity Association of America ("TIAA") and was organized on February 16, 1994 under the insurance laws of the State of New York for the purpose of issuing and funding variable annuity contracts. VA-1 is registered with the Securities and Exchange Commission as an open-end, diversified management investment company under the Investment Company Act of 1940. VA-1 consists of a single investment portfolio, the Stock Index Account ("Account"), which invests in a diversified portfolio of equity securities selected to track the overall United States stock market. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Account.

VALUATION OF INVESTMENTS: Securities listed or traded on any United States national securities exchange are valued at the last sale price as of the close of the principal securities exchange on which such securities are traded or, if there is no sale, at the mean of the last bid and asked prices on such exchange. Securities traded only in the over-the-counter market and quoted in the NASDAQ National Market System are valued at the last sale price, or at the mean of the last bid and asked prices if no sale is reported. All other over-the-counter securities are valued at the mean of the last bid and asked prices. Short-term money market instruments are stated at market value. Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of and in accordance with the responsibilities of the Management Committee.

ACCOUNTING FOR INVESTMENTS: Securities transactions are accounted for as of the trade date. Interest income is recorded as earned and includes amortization of discounts and premiums. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are accounted for on the average cost basis.

FEDERAL INCOME TAXES: Based on provisions of the Internal Revenue Code, no federal taxes are attributable to the net investment experience of the Account.


NOTE 2--MANAGEMENT AGREEMENTS

Teachers Advisors, Inc. ("Advisors"), a wholly-owned subsidiary of TIAA and a registered investment adviser, provides investment advisory services for VA-1 pursuant to an Investment Management Agreement between TIAA, Advisors and VA-1. TIAA provides all administrative services for VA-1 pursuant to an Administrative Services Agreement with VA-1. The contracts are distributed primarily by Teachers Personal Investors Services, Inc. ("TPIS"), also a wholly-owned subsidiary of TIAA, which is a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. The Investment Management Agreement sets the investment advisory charge at an annual rate of 0.30% of the net assets of the Account. Advisors has agreed to waive a portion of such fee, so that the daily deduction is equivalent to an annual charge of 0.07% of the net assets of the Account. The Administrative Services Agreement sets the administrative expense charge at an annual rate of 0.20% of the net assets of the Account. TIAA also imposes a daily charge for bearing certain mortality and expense risks in connection with the contracts equivalent to an annual rate of 0.10% of the net assets of the Account.


NOTE 3--INVESTMENTS

At December 31, 2001, the net unrealized appreciation on investments was $111,020,895, consisting of gross unrealized appreciation of $213,771,054 and gross unrealized depreciation of $102,750,159.

Purchases and sales of securities, other than short-term money market instruments, for the year ended December 31, 2001, were $85,657,709 and $119,274,064, respectively.


30  2001 ANNUAL REPORT TIAA Separate Account VA-1

                           TIAA SEPARATE ACCOUNT VA-1
                               STOCK INDEX ACCOUNT

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


NOTE 4--CONDENSED FINANCIAL INFORMATION

Selected condensed financial information for an Accumulation Unit of the Account is presented below.

                                                             For the Years Ended December 31,
                                              ----------------------------------------------------------------
                                                 2001         2000           1999          1998         1997
                                              ---------     --------       -------       -------       -------
Per Accumulation Unit Data:
  Investment income .......................   $    .916     $   .966       $  .961       $  .908       $  .847
  Expenses ................................        .253         .301          .270          .223          .182
                                              ---------     --------       -------       -------       -------
  Investment income--net ..................        .663         .665          .691          .685          .665
  Net realized and unrealized gain (loss)
    on investments ........................      (9.499)      (7.024)       13.051        12.407        12.429
                                              ---------     --------       -------       -------       -------
  Net increase (decrease) in
    Accumulation Unit Value ...............      (8.836)      (6.359)       13.742        13.092        13.094
  Accumulation Unit Value:
    Beginning of year .....................      75.392       81.751        68.009        54.917        41.823
                                              ---------     --------       -------       -------       -------
    End of year ...........................   $  66.556     $ 75.392       $81.751       $68.009       $54.917
                                              =========     ========       =======       =======       =======


Total return ..............................     (11.72%)      (7.78%)        20.21%        23.84%        31.31%
Ratio to Average Net Assets:
  Expenses (1) ............................       0.37%        0.37%         0.37%         0.37%         0.37%
  Investment income--net ..................       0.97%        0.82%         0.95%         1.14%         1.36%
Portfolio turnover rate ...................       9.86%       20.68%        37.93%        45.93%         2.39%
Thousands of Accumulation Units
  outstanding at end of year ..............     12,517       13,147        12,630        11,145         9,901


(1) Advisors has agreed to waive a portion of its investment advisory fee. Without this waiver, the Account's expense ratio for the periods listed would have been higher (see Note 2).


NOTE 5--ACCUMULATION UNITS

Changes in the number of Accumulation Units outstanding were as follows:

                                                                                  Years Ended December 31,
                                                                                ------------------------------
                                                                                   2001                2000
                                                                                ----------          ----------
Accumulation Units:
  Credited for premiums ....................................................       769,448           1,116,722
  Cancelled for transfers and disbursements ................................    (1,399,262)           (600,122)
  Outstanding:
    Beginning of year ......................................................    13,147,071          12,630,471
                                                                                ----------          ----------
    End of year ............................................................    12,517,257          13,147,071
                                                                                ==========          ==========


                                                              2001 ANNUAL REPORT TIAA Separate Account VA-1  31

                           TIAA SEPARATE ACCOUNT VA-1
                               STOCK INDEX ACCOUNT

                   NOTES TO FINANCIAL STATEMENTS--(CONCLUDED)


     NOTE 6--LINE OF CREDIT

     The Account participates in a $2.25 billion unsecured revolving credit facility to be used for temporary purposes, including the funding of contractowner withdrawals. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds. Interest associated with any borrowing under the facility is charged to the borrowing accounts and mutual funds at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. For the year ended December 31, 2001, there were no borrowings under this credit facility by the Account.

--------------------------------------------------------------------------------
|                                                                              |
|                   REPORT OF INDEPENDENT AUDITORS                             |
|                                                                              |
|                                                                              |
|    To the Contractowners and Management Committee of                         |
|      TIAA Separate Account VA-1:                                             |
|                                                                              |
|    We have audited the accompanying statement of assets and                  |
|    liabilities, including the statement of investments, of the Stock         |
|    Index Account of TIAA Separate Account VA-1 ("VA-1") as of                |
|    December 31, 2001, and the related statement of operations for            |
|    the year then ended and the statements of changes in net assets           |
|    for each of the two years in the period then ended. These                 |
|    financial statements are the responsibility of VA-1's management.         |
|    Our responsibility is to express an opinion on these financial            |
|    statements based on our audits.                                           |
|                                                                              |
|    We conducted our audits in accordance with auditing standards             |
|    generally accepted in the United States. Those standards require          |
|    that we plan and perform the audit to obtain reasonable assurance         |
|    about whether the financial statements are free of material               |
|    misstatement. An audit includes examining, on a test basis,               |
|    evidence supporting the amounts and disclosures in the financial          |
|    statements. Our procedures included confirmation of securities            |
|    owned as of December 31, 2001 by correspondence with the                  |
|    custodians and brokers. An audit also includes assessing the              |
|    accounting principles used and significant estimates made by              |
|    management, as well as evaluating the overall financial statement         |
|    presentation. We believe that our audits provide a reasonable             |
|    basis for our opinion.                                                    |
|                                                                              |
|    In our opinion, the financial statements referred to above                |
|    present fairly, in all material respects, the financial position          |
|    of the Stock Index Account of VA-1 at December 31, 2001, and the          |
|    results of its operations for the year then ended, and the                |
|    changes in its net assets for each of the two years in the period         |
|    then ended, in conformity with accounting principles generally            |
|    accepted in the United States.                                            |
|                                                                              |
|                                        [SIGNATURE]                           |
|                                                                              |
|                                                                              |
|    New York, New York                                                        |
|    February 8, 2002                                                          |
|                                                                              |
--------------------------------------------------------------------------------


32  2001 ANNUAL REPORT TIAA Separate Account VA-1

CONTRACTOWNER VOTING RESULTS


A special meeting was held on November 9, 2001 to elect members to the Management Committee.

The Management Committee members elected at the special meeting were:

--------------------------------------------------------------------------------
     NOMINEE              VOTES FOR*      PERCENT    VOTES WITHHELD     PERCENT
--------------------------------------------------------------------------------

Robert H. Atwell          249,840,614       98.04         4,990,197        1.96
Elizabeth E. Bailey       250,503,761       98.30         4,327,050        1.70
John H. Biggs             250,008,730       98.11         4,822,081        1.89
Joyce A. Fecske           249,250,563       97.81         5,580,248        2.19
Edes P. Gilbert           249,178,608       97.78         5,652,203        2.22
Martin J. Gruber          251,003,326       98.50         3,827,485        1.50
Nancy L. Jacob            250,519,666       98.31         4,311,145        1.69
Marjorie Fine Knowles     250,272,744       98.21         4,558,067        1.79
Martin L. Leibowitz       250,453,436       98.28         4,377,375        1.72
Bevis Longstreth          250,178,204       98.17         4,652,607        1.83
Stephen A. Ross           251,332,767       98.63         3,498,044        1.37
Nestor V. Santiago        250,975,528       98.49         3,855,283        1.51
Eugene C. Sit             250,764,990       98.40         4,065,821        1.60
Maceo K. Sloan            250,551,582       98.32         4,279,229        1.68
David K. Storrs           251,137,827       98.55         3,692,984        1.45
Robert W. Vishny          251,220,009       98.58         3,610,802        1.42

* Fractional numbers have been rounded.


                             2001  ANNUAL REPORT  TIAA Separate Account VA-1  33

MANAGEMENT COMMITTEE MEMBERS AND OFFICERS--
DISINTERESTED MANAGEMENT COMMITTEE MEMBERS


Name, Address and Age  Position(s) Held    Term of Office and   Principal Occupation(s)       Number of          Other Directorships
                       with TIAA Separate  Length of Time       During Past 5 Years           Portfolios in      Held by Management
                       Account VA-1        Served                                             Fund Complex       Committee Member
                                                                                              Overseen by
                                                                                              Management
                                                                                              Committee
                                                                                              Member

ROBERT H. ATWELL       Management          Indefinite term.     President Emeritus,               32             Director, Education
447 Bird Key Drive     Committee           Management           American Council on                              Management Corp.
Sarasota, FL 34236     Member              Committee            Education, and Senior                            and Collegis, Inc.
Age: 70                                    since 2001.          Consultant to A.T.
                                                                Kearney, Inc.

ELIZABETH E. BAILEY    Management          Indefinite term.     John C. Hower                     32             Director, CSX
The Wharton School     Committee           Management           Professor of                                     Corporation and
University of          Member              Committee            Public Policy and                                Philip Morris
Pennsylvania                               Member               Management, The                                  Companies Inc.
Suite 3100                                 since 2001.          Wharton School,
Steinberg-                                                      University
Dietrich Hall                                                   of Pennsylvania
Philadelphia,
PA 19104-6372
Age: 63

JOYCE A. FECSKE
11603 Briarwood Lane   Management          Indefinite term.     Vice President Emeritia,          32             None
Burr Ridge,            Committee           Management           DePaul University. Formerly,
Illinois 60525-5173    Member              Committee            Vice President for Human
Age: 54                                    Member               Resources, DePaul University
                                           since 2001.

EDES P. GILBERT        Management          Indefinite term.     Acting President,                 32             None
Independent            Committee           Management           Independent Educational
Educational            Member              Committee            Services. Formerly,
Services                                   Member               Consultant, Independent
49 East 78th                               since 2001.          Educational Services, and
Street, Suite 4A                                                Head, The Spence School
New York, NY 10021
Age: 69

MARTIN J. GRUBER       Management          Indefinite term.     Nomura Professor of               32             Director, Deutsche
New York University    Committee           Management           Finance, New York University,                    Asset Management
Stern School of        Member              Committee            Stern School of Business.                        B.T. Funds, S.G.
Business                                   Member               Formerly, Chairman,                              Cowen Family of
Henry Kaufman                              since 2001.          Department of Finance,                           Funds, Japan Equity
Management                                                      New York University,                             Fund, Inc.,
Education Center                                                Stern School of Business,                        Singapore Equity
44 West 4th Street,                                             and Trustee of TIAA                              Fund, Inc. and the
Suite 988                                                                                                        Thai Equity Fund,
New York, NY 10012                                                                                               Inc.
Age: 64

NANCY L. JACOB         Management          Indefinite term.     President and Managing            32             None
Windermere Investment  Committee           Management           Principal, Windermere
Associates             Member              Committee            Investment Associates.
121 S.W. Morrison                          Member               Formerly, Chairman and Chief
Street, Suite 925                          since 2001.          Executive Officer, CTC
Portland, OR 97204                                              Consulting, Inc., and
Age: 58                                                         Executive Vice President,
                                                                U.S. Trust of the Pacific
                                                                Northwest

MARJORIE FINE KNOWLES  Management          Indefinite term.     Professor of Law,                 32             None
College of Law         Committee           Management           Georgia State University
Georgia State          Member              Committee            College of Law
University                                 Member
P.O. Box 4037                              since 2001.
Atlanta, GA 30302-4037
Age: 62

STEPHEN A. ROSS        Management          Indefinite term.     Franco Modigliani                 32             Director, Freddie
Sloan School of        Committee           Management           Professor of Finance and                         Mac and
Management             Member              Committee            Economics, Sloan School of                       Co-Chairman,
Massachusetts                              Member               Management, Massachusetts                        Roll & Ross Asset
Institute of Technology                    since 2001.          Institute of Technology.                         Management Corp.
77 Massachusetts Avenue                                         Co-chairman, Roll & Ross
Cambridge, MA 02139                                             Asset Management Corp.,
Age: 57                                                         Formerly, Sterling Professor
                                                                of Economics and Finance,
                                                                Yale School of Management,
                                                                Yale University

NESTOR V. SANTIAGO     Management          Indefinite term.     Vice President and Chief          32             Director, Bank-Fund
Howard Hughes Medical  Committee           Management           Investment Officer,                              Credit Union and
Institute              Member              Committee            Howard Hughes                                    Emerging Markets
4000 Jones Bridge Road                     Member               Medical Institute.                               Growth Fund, Inc.
Chevy Chase, MD 20815                      since 2001.          Formerly, Investment
Age: 52                                                         Advisor/Head of
                                                                Investment Office,
                                                                International Monetary Fund

34  2001 ANNUAL REPORT TIAA Separate Account VA-1

MANAGEMENT COMMITTEE MEMBERS AND OFFICERS--
DISINTERESTED MANAGEMENT COMMITTEE MEMBERS (continued)


Name, Address and Age  Position(s) Held    Term of Office and   Principal Occupation(s)       Number of          Other Directorships
                       with TIAA Separate  Length of Time       During Past 5 Years           Portfolios in      Held by Management
                       Account VA-1        Served                                             Fund Complex       Committee Member
                                                                                              Overseen by
                                                                                              Management
                                                                                              Committee
                                                                                              Member

EUGENE C. SIT          Management          Indefinite term.     Chairman, Chief Executive         32             Chairman and
Sit Investment         Committee           Management           Officer, and Chief                               Director of
Associates, Inc.       Member              Committee            Investment Officer,                              registered
4600 Norwest Center                        Member               Sit Investment Associates,                       investment
90 South Seventh                           since 2001.          Inc. and Sit/Kim                                 companies managed
Street                                                          International Investment                         by Sit Investment
Minneapolis,                                                    Associates, Inc.                                 Associates, Inc.
MN 55402-4130
Age: 63

MACEO K. SLOAN         Management          Indefinite term.     Chairman and Chief Executive      32             Director, SCANA
NCM Capital Management Committee           Management           Officer, Sloan Financial                         Corporation and
Group, Inc.            Member              Committee            Group, Inc. and NCM Capital                      Mechanics and
103 West Main Street,                      Member               Management Group, Inc.                           Farmers Bancorp,
Suite 400                                  since 2001.                                                           Inc.
Durham, NC 27701-3638
Age: 52

DAVID K. STORRS        Management          Indefinite term.     President and Chief               32             Director of
Alternative            Committee           Management           Executive Officer,                               thirteen money
Investment Group, LLC  Member              Committee            Alternative Investment                           market funds
65 South Gate Lane                         Member               Group, LLC                                       sponsored by
Southport, CT 06490                        since 2001.                                                           Alliance Capital
Age: 57                                                                                                          Management

ROBERT W. VISHNY       Management          Indefinite term.     Eric J. Gleacher                  32             None
University of Chicago  Committee           Management           Distinguished Service
Graduate School        Member              Committee            Professor of Finance,
of Business                                Member               University of Chicago,
1101 East 58th Street                      since 2001.          Graduate School of Business.
Chicago, IL 60637                                               Founding Partner, LSV Asset
Age: 42                                                         Management

INTERESTED MANAGEMENT COMMITTEE MEMBERS AND OFFICERS

JOHN H. BIGGS(1)       Chairman of Board   Term as Management   Chairman of the Management        32             Director, The
TIAA-CREF              of Trustees,        Committee Member     Committee, President and                         Boeing Company and
730 Third Avenue       President and       is indefinite.       Chief Executive Officer                          Ralston Purina
New York, NY           Chief Executive     Management           of TIAA Separate Account                         Company
10017-3206             Officer             Committee Member     VA-1. Chairman, President
Age: 65                                    since 2001.          and Chief Executive Officer
                                           Chairman, Chief      of TIAA, CREF, TIAA-CREF
                                           Executive Officer    Life Funds, TIAA-CREF Mutual
                                           and President        Funds and TIAA-CREF
                                           since 2001.          Institutional Mutual Funds.
                                           Indefinite term as   Trustee of TIAA-CREF
                                           officer.             Individual & Institutional
                                                                Services, Inc. (Services).
                                                                Member of Board of Managers
                                                                of TIAA-CREF Investment
                                                                Management LLC (Investment
                                                                Management). Director of
                                                                Teachers Personal Investors
                                                                Services, Inc. (TPIS),
                                                                Teachers Advisors, Inc.
                                                                (Advisors) and TIAA-CREF
                                                                Trust Company, FSB
                                                                (TIAA-CREF Trust Company)

MARTIN L. LEIBOWITZ(1) Vice Chairman of    Term as Management   Vice Chairman of the              32             None
TIAA-CREF              Board of Trustees   Committee Member     Management Committee and
730 Third Avenue       and Chief           is indefinite.       Chief Investment Officer of
New York, NY           Investment Officer  Management           TIAA Separate Account VA-1
10017-3206                                 Committee Member     and Vice Chairman and Chief
Age: 65                                    since 2001. Vice     Officer Investment of CREF,
                                           Chairman and Chief   TIAA-CREF Mutual Funds,
                                           Investment Officer   TIAA-CREF Institutional
                                           since 2001. Chief    Mutual Funds and TIAA-CREF
                                           Investment Officer   Life Funds (these funds are
                                           since 1998.          collectively referred to as
                                           Indefinite term as   the TIAA-CREF Funds). Vice
                                           officer.             Chairman and Chief
                                                                Investment Officer of TIAA.
                                                                Member of Board of Managers
                                                                and President of Investment
                                                                Management. Director and
                                                                President of Advisors.
                                                                Director of TIAA-CREF Life
                                                                Insurance Company
                                                                (TIAA-CREF Life).

BEVIS LONGSTRETH(2)    Management          Indefinite term.     Of Counsel to Debevoise &         32             Member of the
Debevoise & Plimpton   Committee           Management           Plimpton. Formerly Partner of                    Board of Directors
919 Third Avenue       Member              Committee            Debevoise & Plimpton, Adjunct                    of AMVESCAP, PLC
New York, NY                               Member               Professor at Columbia                            and Chairman of
10022-6225                                 since 2001.          University School of Law and                     the Finance
Age: 67                                                         Commissioner of the                              Committee of the
                                                                Securities and Exchange                          Rockefeller Family
                                                                Commission                                       Fund

                                                                                 2001  ANNUAL REPORT  TIAA Separate Account VA-1  35


Name, Address and Age  Position(s) Held    Term of Office and   Principal Occupation(s)       Number of          Other Directorships
                       with TIAA Separate  Length of Time       During Past 5 Years           Portfolios in      Held by Management
                       Account VA-1        Served                                             Fund Complex       Committee Member
                                                                                              Overseen by
                                                                                              Management
                                                                                              Committee
                                                                                              Member

RICHARD J. ADAMSKI(1)  Vice President and  Indefinite term.     Vice President and Treasurer      N/A            N/A
TIAA-CREF              Treasurer           Vice President and   of the TIAA-CREF Funds and
730 Third Avenue                           Treasurer since      TIAA. Vice President and
New York, NY                               1994.                Treasurer of Investment
10017-3206                                                      Management, Services, TPIS,
Age: 60                                                         Advisors, TIAA-CREF Life,
                                                                and TIAA-CREF Tuition
                                                                Financing, Inc. (Tuition
                                                                Financing)

C. VICTORIA APTER(1)   Executive Vice      Indefinite term.     Executive Vice President          N/A            N/A
TIAA-CREF              President           Executive Vice       of the TIAA-CREF Funds and
730 Third Avenue                           President since      TIAA
New York, NY                               January 2001.
10017-3206
Age: 59

SCOTT C. EVANS(1)      Executive Vice      Indefinite term.     Executive Vice President of       N/A            N/A
TIAA-CREF              President           Executive Vice       the TIAA-CREF Funds and
730 Third Avenue                           President since      TIAA. Executive Vice
New York, NY                               1998.                President of Investment
10017-3206                                                      Management and Advisors and
Age: 42                                                         Director of TIAA-CREF Life

MARTIN E. GALT, III(1) Executive Vice      Indefinite term.     Executive Vice President of       N/A            N/A
TIAA-CREF              President           Service since        the TIAA-CREF Funds and TIAA
730 Third Avenue                           2000.                and President, TIAA-CREF
New York, NY                                                    Investment Products.
10017-3206                                                      Formerly, Executive Vice
Age: 59                                                         President and President,
                                                                Institutional Investments,
                                                                Bank of America, and
                                                                Principal Investment
                                                                Officer, NationsBank.
                                                                Director and President of
                                                                Tuition Financing and TPIS
                                                                and Director of TIAA-CREF
                                                                Life and TIAA-CREF Trust
                                                                Company

RICHARD L. GIBBS(1)    Executive Vice      Indefinite term.     Executive Vice President of       N/A            N/A
TIAA-CREF              President           Executive Vice       the TIAA-CREF Funds and
730 Third Avenue                           President since      TIAA. Executive Vice
New York, NY                               1994.                President of Investment
10017-3206                                                      Management, Advisors and
Age: 54                                                         Tuition Financing and
                                                                Director of TIAA-CREF Life
                                                                and Tuition Financing

DON W. HARRELL(1)      Executive Vice      Indefinite term.     Executive Vice President of       N/A            N/A
TIAA-CREF              President           Executive Vice       the TIAA-CREF Funds and
730 Third Avenue                           President since      TIAA. Director of TIAA-CREF
New York, NY                               1998.                Life
10017-3206
Age: 63

IRA J. HOCH(1)         Executive Vice      Indefinite term.     Executive Vice President of       N/A            N/A
TIAA-CREF              President           Executive Vice       the TIAA-CREF Funds and
730 Third Avenue                           President since      TIAA. Formerly, Vice
New York, NY                               2001.                President, Retirement
10017-3206                                                      Services, CREF and TIAA
Age: 51

MATINA S. HORNER(1)    Executive Vice      Indefinite term.     Executive Vice President of       N/A            N/A
TIAA-CREF              President           Executive Vice       the TIAA-CREF Funds and
730 Third Avenue                           President since      TIAA. Director of TIAA-CREF
New York, NY                               1998.                Life
10017-3206
Age: 62

E. LAVERNE JONES(1)    Vice President      Indefinite term.     Vice President and Corporate      N/A            N/A
TIAA-CREF              and Corporate       Vice President and   Secretary of the TIAA-CREF
730 Third Avenue       Secretary           Corporate Secretary  Funds and TIAA
New York, NY                               since 2001.
10017-3206
Age: 52

HARRY I.               Executive Vice      Indefinite term.     Executive Vice President and      N/A            N/A
KLARISTENFELD(1)       President and       Executive Vice       Chief Actuary of the
TIAA-CREF              Chief Actuary       President and Chief  TIAA-CREF Funds and TIAA.
730 Third Avenue                           Actuary since 2001.  Formerly, Vice President and
New York, NY                                                    Chief Actuary, Retirement
10017-3206                                                      Services, CREF and TIAA.
Age: 51                                                         Executive Vice President and
                                                                Chief Actuary of Services

36  2001  ANNUAL REPORT TIAA Separate Account VA-1


Name, Address and Age  Position(s) Held    Term of Office and   Principal Occupation(s)       Number of          Other Directorships
                       with TIAA Separate  Length of Time       During Past 5 Years           Portfolios in      Held by Management
                       Account VA-1        Served                                             Fund Complex       Committee Member
                                                                                              Overseen by
                                                                                              Management
                                                                                              Committee
                                                                                              Member

FRANCES NOLAN(1)       Executive Vice      Indefinite term.     Executive Vice President of       N/A            N/A
TIAA-CREF              President           Executive Vice       the TIAA-CREF Funds and
730 Third Avenue                           President since      TIAA. Formerly, Vice
New York, NY                               2001.                President, Retirement
10017-3206                                                      Services, CREF and TIAA
Age: 44

BERTRAM L. SCOTT(1)    Executive Vice      Indefinite term.     Executive Vice President of       N/A            N/A
TIAA-CREF              President           Executive Vice       the TIAA-CREF Funds and TIAA
730 Third Avenue                           President since      and Chairman of the Board,
New York, NY                               2001.                President and Chief
10017-3206                                                      Executive Officer of
Age: 50                                                         TIAA-CREF Life. Formerly,
                                                                President and Chief
                                                                Executive Officer, Horizon
                                                                Mercy

DEANNE J.              Executive Vice      Indefinite term.     Executive Vice President of       N/A            N/A
SHALLCROSS(1)          President           Executive Vice       the TIAA-CREF Funds and
TIAA-CREF                                  President since      TIAA. Formerly, Vice
730 Third Avenue                           2001.                President, Marketing, CREF
New York, NY                                                    and TIAA Executive Vice
10017-3206                                                      President of Services
Age: 52

DAVID A. SHUNK(1)      Executive Vice      Indefinite term.     Executive Vice President of       N/A            N/A
TIAA-CREF              President           Executive Vice       the TIAA-CREF Funds and
730 Third Avenue                           President since      TIAA. Formerly, Vice
New York, NY                               2001.                President, Institutional &
10017-3206                                                      Individual Consulting
Age: 55                                                         Services, CREF and TIAA.
                                                                President and Chief
                                                                Executive Officer of
                                                                Services and Director of
                                                                TIAA-CREF Trust Company

JOHN A. SOMERS(1)      Executive Vice      Indefinite term.     Executive Vice President of       N/A            N/A
TIAA-CREF              President           Executive Vice       the TIAA-CREF Funds and
730 Third Avenue                           President since      TIAA. Executive Vice
New York, NY                               1998.                President of Investment
10017-3206                                                      Management and Advisors and
Age: 57                                                         Director of TIAA-CREF Life

CHARLES H. STAMM(1)    Executive Vice      Indefinite term.     Executive Vice President and      N/A            N/A
TIAA-CREF              President           Executive Vice       General Counsel of the TIAA-
730 Third Avenue                           President since      CREF Funds and TIAA. Trustee
New York, NY                               1994.                of Services. Director of
10017-3206                                                      TPIS, Advisors, TIAA-CREF
Age 63                                                          Trust Company, Tuition
                                                                Financing and TIAA-CREF
                                                                Life. Member of Board of
                                                                Managers of Investment
                                                                Management

MARY ANN WERNER(1)     Executive Vice      Indefinite term.     Executive Vice President of       N/A            N/A
TIAA-CREF              President           Executive Vice       the TIAA-CREF Funds and TIAA
730 Third Avenue                           President since      and President, TIAA Shared
New York, NY                               2001.                Services. Formerly, Vice
10017-3206                                                      President, CREF and TIAA.
Age: 56                                                         Executive Vice President of
                                                                Services and Director of
                                                                TIAA-CREF Life

JAMES A. WOLF(1)       Executive Vice      Indefinite term.     Executive Vice President of       N/A            N/A
TIAA-CREF              President           Executive Vice       the TIAA-CREF Funds and TIAA
730 Third Avenue                           President since      and President, TIAA
New York, NY                               2001.                Retirement Services.
10017-3206                                                      Formerly, Vice President,
Age: 56                                                         Corporate MIS, CREF and
                                                                TIAA. Trustee of Services
                                                                and Director of TIAA-CREF
                                                                Life

1    The following individuals are "interested persons" under the Investment Company Act (the "Act") because they are officers of
     TIAA Separate Account VA-1: Mses. Apter, Horner, Jones, Nolan, Shallcross and Werner; and Messrs. Adamski, Biggs, Evans, Galt,
     Gibbs, Harrell, Hoch, Klaristenfeld, Leibowitz, Scott, Shunk, Somers, Stamm and Wolf.

2    Mr. Longstreth may be an "interested person" under the Act because he is associated with a law firm that has acted as counsel to TIAA Separate Account VA-1 or its affiliates.

The Statement of Additional Information ("SAI") of TIAA Separate Account VA-1 contains additional information about Management
Committee Members. You can request a copy of the SAI without charge by calling 800-478-2966.


                                                                                  2001  ANNUAL REPORT TIAA Separate Account VA-1  37

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